Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Investments

April 30, 2019 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities — 9.91%
ACC Trust, Series 2019-1, Class A, 3.750%, 5/20/2022 (a)	$4,160,800	$4,182,815
ACC Trust, Series 2018-1, Class C, 6.810%, 2/21/2023 (a)	1,800,000	1,833,662
Accredited Mortgage Loan Trust, Series 2005-4, Class M1, 2.877% (1 Month LIBOR USD + 0.400%), 12/25/2035 (b)	1,128,000	1,107,364
American Credit Acceptance Receivables Trust, Series 2016-1A, Class C, 5.550%, 6/13/2022 (a)	3,690,141	3,728,312
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.350%, 9/20/2025 (a)	6,000,000	6,040,662
Bayview Financial Mortgage Pass-Through Trust, Series 2005-D, Class APO, 0.000%, 12/28/2035 (c)	685,184	592,638
Bear Stearns Asset Backed Securities Trust, Series 2007-SD3, Class A, 2.727% (1 Month LIBOR USD + 0.250%), 5/25/2037 (b)	51,359	49,438
CIG Auto Receivables Trust, Series 2019-1A, Class A, 3.300%, 8/15/2024 (a)	1,842,296	1,847,007
Citigroup Mortgage Loan Trust, Inc., Series 2006-WF1, Class A2D, 4.906%, 3/25/2036 (d)	4,847,402	3,519,083
CPS Auto Receivables Trust, Series 2018-A, Class B, 2.770%, 4/18/2022 (a)	1,779,000	1,775,572
CPS Auto Receivables Trust, Series 2017-D, Class E, 5.300%, 6/17/2024 (a)	3,700,000	3,759,107
Credibly Asset Securitization LLC, Series 2018-1A, Class A, 4.800%, 11/15/2023 (a)	937,000	957,681
CWHEQ Revolving Home Equity Loan Resuritization Trust, Series 2006-RES, Class 4P1A, 2.793% (1 Month LIBOR USD + 0.320%), 3/15/2034 (a)(b)	3,065,366	3,026,672
CWHEQ Revolving Home Equity Loan Resuritization Trust, Series 2006-RES, Class 5A1A, 2.703% (1 Month LIBOR USD + 0.230%), 4/15/2035 (a)(b)	10,430,061	10,168,183
CWHEQ Revolving Home Equity Loan Trust, Series 2006-C, Class 1A, 2.653% (1 Month LIBOR USD + 0.180%), 5/15/2036 (b)	25,813,744	25,281,930
DT Auto Owner Trust, Series 2018-1A, Class B, 3.040%, 1/18/2022 (a)	3,000,000	3,009,228
DT Auto Owner Trust, Series 2016-1A, Class D, 4.660%, 12/15/2022 (a)	4,637,494	4,686,610
Exeter Automobile Receivables Trust, Series 2017-3A, Class C, 3.680%, 7/17/2023 (a)	6,000,000	6,070,956
Finance of America Structured Securities Trust, Series 2018-HB1, Class A, 3.375%, 9/25/2028 (a)	1,234,129	1,238,824
First Investors Auto Owner Trust, Series 2017-3A, Class E, 4.920%, 8/15/2024 (a)	1,500,000	1,512,751
First Investors Auto Owner Trust, Series 2019-1A, Class F, 6.150%, 7/15/2026 (a)	300,000	300,873
Flagship Credit Auto Trust, Series 2015-2, Class D, 5.980%, 8/15/2022 (a)	1,500,000	1,524,657
Flagship Credit Auto Trust, Series 2016-4, Class C, 2.710%, 11/15/2022 (a)(e)	1,000,000	999,096
Flagship Credit Auto Trust, Series 2017-4, Class D, 3.580%, 1/16/2024 (a)	3,000,000	3,023,691
Foursight Capital Automobile Receivables Trust, Series 2018-1, Class E, 5.500%, 10/15/2024 (a)	1,500,000	1,539,454
Fremont Home Loan Trust, Series 2006-D, Class 1A1, 2.617% (1 Month LIBOR USD + 0.140%), 11/25/2036 (b)	1,427,434	981,775
Genesis Sales Finance Master Trust, Series 2019-AA, Class A, 4.680%, 8/20/2023 (a)	1,400,000	1,422,387
GLS Auto Receivables Issuer Trust, Series 2019-1A, Class A, 3.370%, 1/17/2023 (a)	5,282,409	5,293,671
GLS Auto Receivables Issuer Trust, Series 2019-2A, Class A, 0.000%, 4/17/2023 (a)(f)	5,000,000	4,999,927
GLS Auto Receivables Trust, Series 2018-2A, Class A, 3.250%, 4/18/2022 (a)	936,094	937,696
GLS Auto Receivables Trust, Series 2018-3A, Class A, 3.350%, 8/15/2022 (a)	1,616,397	1,622,037
Golden Credit Card Trust, Series 2017-4, Class A, 2.993% (1 Month LIBOR USD + 0.520%), 7/15/2024 (a)(b)	12,150,000	12,212,536
Goodgreen Trust, Series 2017-2A, Class A, 3.260%, 10/15/2053 (a)	8,524,564	8,493,117
GSAA Home Equity Trust, Series 2005-14, Class 2A2, 2.727% (1 Month LIBOR USD + 0.250%), 12/25/2035 (b)	1,972,717	1,525,163
GSAA Home Equity Trust, Series 2005-14, Class 2A3, 2.827% (1 Month LIBOR USD + 0.350%), 12/25/2035 (b)	5,917,553	5,534,462
GSAA Home Equity Trust, Series 2005-15, Class 2A2, 2.727% (1 Month LIBOR USD + 0.250%), 1/25/2036 (b)	2,944,143	2,033,178
GSAA Home Equity Trust, Series 2006-10, Class AF2, 5.825%, 6/25/2036 (e)	11,503,542	5,642,246
GSAA Home Equity Trust, Series 2006-16, Class A2, 2.647% (1 Month LIBOR USD + 0.170%), 10/25/2036 (b)	1,882,804	957,679
GSAA Home Equity Trust, Series 2006-18, Class AF3A, 5.772%, 11/25/2036 (e)	8,402,575	4,404,832
GSAA Home Equity Trust, Series 2006-20, Class 1A2, 2.657% (1 Month LIBOR USD + 0.180%), 1/25/2037 (b)	14,478,058	8,238,232
GSAA Home Equity Trust, Series 2006-20, Class A4A, 2.707% (1 Month LIBOR USD + 0.230%), 1/25/2037 (b)	3,831,729	2,576,455
GSAA Home Equity Trust, Series 2007-1, Class 1A2, 2.647% (1 Month LIBOR USD + 0.170%), 2/25/2037 (b)	2,416,791	1,228,153
GSAA Home Equity Trust, Series 2007-4, Class A2, 2.677% (1 Month LIBOR USD + 0.200%), 3/25/2037 (b)	1,612,795	833,175
GSAA Home Equity Trust, Series 2007-2, Class AF4A, 5.983%, 3/25/2037 (d)	2,465,234	1,218,928
GSAA Home Equity Trust, Series 2007-5, Class 2A1A, 2.597% (1 Month LIBOR USD + 0.120%), 5/25/2037 (b)	6,230,964	5,844,912
GSAA Home Equity Trust, Series 2007-5, Class 1F4A, 6.032%, 5/25/2037 (d)	6,199,344	4,027,026
GSAA Home Equity Trust, Series 2007-10, Class A2A, 6.500%, 11/25/2037	2,826,479	2,254,061
GSAA Trust, Series 2007-3, Class 1A1A, 2.547% (1 Month LIBOR USD + 0.070%), 3/25/2037 (b)	8,858,668	6,491,995
GSAMP Trust, Series 2007-FM2, Class A2D, 2.717% (1 Month LIBOR USD + 0.240%), 1/25/2037 (b)	25,238,258	18,506,029
Harvest SBA Loan Trust, Series 2018-1, Class A, 4.727% (1 Month LIBOR USD + 2.250%), 9/26/2044 (a)(b)	3,103,970	3,077,782
Hero Funding, Series 2017-3A, Class A1, 3.190%, 9/20/2048 (a)	4,124,077	4,100,660
Hertz Vehicle Financing II LP, Series 2015-3A, Class A, 2.670%, 9/25/2021 (a)	7,750,000	7,711,723
Hertz Vehicle Financing II LP, Series 2017-1A, Class A, 2.960%, 10/25/2021 (a)	9,000,000	8,982,558
Hertz Vehicle Financing II LP, Series 2019-1A, Class A, 3.710%, 3/25/2023 (a)	4,500,000	4,572,603
Hertz Vehicle Financing II LP, Series 2019-1A, Class B, 4.100%, 3/25/2023 (a)	1,500,000	1,523,154
Hertz Vehicle Financing II LP, Series 2018-1A, Class A, 3.290%, 2/25/2024 (a)	18,450,000	18,487,398
HOA Funding LLC, Series 2014-1A, Class A2, 4.846%, 8/20/2044 (a)	9,100,000	9,085,731
HOA Funding LLC, Series 2015-1A, Class B, 9.000%, 8/20/2044 (a)	1,000,000	995,137
Home Equity Loan Trust, Series 2007-FRE1, Class 2AV2, 2.637% (1 Month LIBOR USD + 0.160%), 4/25/2037 (b)	578,424	580,437
Home Partners of America Trust, Series 2017-1, Class A, 3.291% (1 Month LIBOR USD + 0.817%), 7/19/2034 (a)(b)	2,921,654	2,918,382
Home Partners of America Trust, Series 2017-1, Class C, 4.024% (1 Month LIBOR USD + 1.550%), 7/19/2034 (a)(b)	2,822,453	2,830,946
Home Partners of America Trust, Series 2017-1, Class D, 4.374% (1 Month LIBOR USD + 1.900%), 7/19/2034 (a)(b)	2,822,453	2,830,884
Home Partners of America Trust, Series 2018-1, Class F, 4.824% (1 Month LIBOR USD + 2.350%), 7/17/2037 (a)(b)	6,100,000	6,084,793

Invitation Homes Trust, Series 2018-SFR1, Class E, 4.474% (1 Month LIBOR USD + 2.000%), 3/19/2037 (a)(b)	1,375,000	1,380,798
Legacy Mortgage Asset Trust, Series 2019-SL1, Class A, 4.000%, 12/25/2054 (a)	8,762,434	8,819,688
Legacy Mortgage Asset Trust, Series 2018-SL1, Class A, 4.000%, 2/25/2058 (a)	7,797,745	7,826,620
Legacy Mortgage Asset Trust, Series 2018-GS1, Class A1, 4.000%, 3/25/2058 (a)(d)	9,891,186	9,985,182
Legacy Mortgage Asset Trust, Series 2018-GS1, Class A2, 4.250%, 3/25/2058 (a)(d)	21,378,000	21,217,708
Legacy Mortgage Asset Trust, Series 2018-GS2, Class A1, 4.000%, 4/25/2058 (a)(d)	9,430,965	9,431,248
Legacy Mortgage Asset Trust, Series 2018-GS3, Class A1, 4.000%, 6/25/2058 (a)(d)	21,155,900	20,984,262
Legacy Mortgage Asset Trust, Series 2018-GS3, Class A2, 4.250%, 6/25/2058 (a)(d)	13,000,000	13,090,220
Legacy Mortgage Asset Trust, Series 2019-GS1, Class A1, 4.000%, 1/25/2059 (a)(d)	19,373,172	19,448,727
Legacy Mortgage Asset Trust, Series 2017-RPL1, Class A, 4.229% (1 Month LIBOR USD + 1.750%), 1/28/2070 (a)(b)	11,004,533	11,210,131
Lehman XS Trust, Series 2005-3, Class 3A3A, 5.231%, 9/25/2035 (d)	2,218,541	2,155,883
Lehman XS Trust, Series 2007-9, Class WFIO, 0.326%, 4/25/2037 (e)(g)(h)	34,087,388	202,377
LoanCore Issuer Ltd., Series 2018-CRE1, Class C, 5.023% (1 Month LIBOR USD + 2.550%), 5/15/2028 (a)(b)	3,250,000	3,271,944
MASTR Asset Backed Securities Trust, Series 2005-NC2, Class A3, 2.977% (1 Month LIBOR USD + 0.500%), 11/25/2035 (b)	19,468,603	13,696,162
Merrill Lynch Mortgage Investors Trust, Series 2006-WMC2, Class A1, 2.717% (1 Month LIBOR USD + 0.240%), 3/25/2037 (b)	28,219,349	10,850,678
Morgan Stanley ABS Capital I Inc. Trust, Series 2007-HE6, Class A1, 2.537% (1 Month LIBOR USD + 0.060%), 5/25/2037 (b)	3,040,867	2,739,687
Morgan Stanley ABS Capital I Inc. Trust, Series 2007-HE6, Class A2, 2.617% (1 Month LIBOR USD + 0.140%), 5/25/2037 (b)	10,001,884	9,229,698
Morgan Stanley ABS Capital I Inc. Trust, Series 2007-HE6, Class A3, 2.657% (1 Month LIBOR USD + 0.180%), 5/25/2037 (b)	22,992,837	21,273,294
Morgan Stanley ABS Capital I Inc. Trust, Series 2007-NC3, Class A1, 2.677% (1 Month LIBOR USD + 0.200%), 5/25/2037 (a)(b)	1,378,783	993,217
Morgan Stanley ABS Capital I Inc. Trust, Series 2007-HE6, Class A4, 2.727% (1 Month LIBOR USD + 0.250%), 5/25/2037 (b)	3,310,968	3,030,020
Morgan Stanley ABS Capital I Trust, Series 2006-NC4, Class A2C, 2.627% (1 Month LIBOR USD + 0.150%), 6/25/2036 (b)	1,824,285	1,691,943
Morgan Stanley Mortgage Loan Trust, Series 2006-13AX, Class A1, 2.657% (1 Month LIBOR USD + 0.180%), 10/25/2036 (b)	1,560,327	809,718
Morgan Stanley Mortgage Loan Trust, Series 2006-13AX, Class A2, 2.817% (1 Month LIBOR USD + 0.340%), 10/25/2036 (b)	16,693,324	8,653,569
Morgan Stanley Mortgage Loan Trust, Series 2007-7AX, Class 2A1, 2.597% (1 Month LIBOR USD + 0.120%), 4/25/2037 (b)	15,088,495	7,542,391
Morgan Stanley Mortgage Loan Trust, Series 2007-8XS, Class A5, 3.007% (1 Month LIBOR USD + 0.530%), 4/25/2037 (b)	22,116,240	12,213,738
Morgan Stanley Mortgage Loan Trust, Series 2007-8XS, Class A9, 3.017% (1 Month LIBOR USD + 0.540%), 4/25/2037 (b)	22,116,240	12,170,523
Morgan Stanley Mortgage Loan Trust, Series 2007-8XS, Class A2, 6.000%, 4/25/2037	22,743,429	14,162,333
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A2, 5.826%, 9/25/2046 (d)	14,458,611	7,328,997
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A6, 5.858%, 9/25/2046 (d)	5,576,520	2,827,469
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A3, 5.919%, 9/25/2046 (d)	13,870,325	7,645,587
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A4C, 6.104%, 9/25/2046 (d)	10,454,240	5,060,072
Morgan Stanley Mortgage Loan Trust, Series 2007-3XS, Class 2A3S, 5.858%, 1/25/2047 (d)	1,980,905	1,251,768
Morgan Stanley Mortgage Loan Trust, Series 2007-3XS, Class 2A4S, 5.963%, 1/25/2047 (d)	7,487,275	5,237,222
Morgan Stanley Mortgage Loan Trust, Series 2007-10XS, Class A2, 6.250%, 2/25/2047	10,433,393	7,373,655
Mosaic Solar Loan Trust, Series 2019-1A, Class B, 0.000%, 12/21/2043 (a)(c)	4,040,000	3,108,073
Mosaic Solar Loan Trust, Series 2019-1A, Class A, 4.370%, 12/21/2043 (a)	4,734,828	4,853,624
Mosaic Solar Loan Trust, Series 2018-2GS, Class A, 4.200%, 2/22/2044 (a)	9,479,574	9,590,087
Mosaic Solar Loans LLC, Series 2017-2A, Class D, 0.000%, 6/22/2043 (a)(c)	3,864,934	3,557,471
Newtek Small Business Loan Trust, Series 2018-1, Class B, 5.486% (1 Month LIBOR USD + 3.000%), 2/25/2044 (a)(b)	2,996,967	2,950,334
Oscar US Funding X LLC, Series 2019-1A, Class A2, 3.100%, 4/11/2022 (a)	3,000,000	3,012,138
Oscar US Funding X LLC, Series 2019-1A, Class A4, 3.270%, 5/11/2026 (a)	5,000,000	5,044,645
Pepper Residential Securities Trust, Series 22A, Class A1U, 3.487% (1 Month LIBOR USD + 1.000%), 6/21/2060 (a)(b)	4,070,516	4,082,606
Pepper Residential Securities Trust, Series 23A, Class A1U, 3.430% (1 Month LIBOR USD + 0.950%), 8/18/2060 (a)(b)	1,376,754	1,380,328
PFCA Home Equity Investment Trust, Series 2003-GP1, Class A, 3.852%, 10/25/2033 (a)(e)	6,476,131	6,544,143
PFCA Home Equity Investment Trust, Series 2003-IFC4, Class A, 3.841%, 10/22/2034 (a)(e)	7,352,607	7,401,575
Pretium Mortgage Credit Partners I LLC, Series 2018-NPL4, Class A1, 4.826%, 9/25/2058 (a)(d)	3,116,119	3,136,237
Pretium Mortgage Credit Partners I LLC, Series 2019-NPL2, Class A2, 5.927%, 12/30/2058 (a)(d)	4,500,000	4,500,000
Progress Residential Trust, Series 2018-SFR1, Class E, 4.380%, 3/19/2035 (a)	5,500,000	5,540,166
Progress Residential Trust, Series 2018-SFR1, Class F, 4.778%, 3/19/2035 (a)	3,205,000	3,221,400
PRPM LLC, Series 2018-3A, Class A1, 4.483%, 10/25/2023 (a)(e)	11,574,429	11,543,664
PRPM LLC, Series 2019-2A, Class A1, 3.967%, 4/25/2024 (a)(d)	6,000,000	6,008,568
PRPM LLC, Series 2019-2A, Class A2, 5.438%, 4/25/2024 (a)(d)	21,000,000	21,027,510
RAAC Series Trust, Series 2005-SP3, Class M1, 3.007% (1 Month LIBOR USD + 0.530%), 12/25/2035 (b)	1,143,928	1,154,595
RAMP Trust, Series 2006-RS2, Class A3A, 2.777% (1 Month LIBOR USD + 0.300%), 3/25/2036 (b)	1,548,957	1,517,237
RCO V Mortgage LLC, Series 2018-2, Class A1, 4.458%, 10/25/2023 (a)(d)	7,155,403	7,167,209
Residential Asset Mortgage Products, Inc. Trust, Series 2007-RS2, Class A2, 2.757% (1 Month LIBOR USD + 0.280%), 8/25/2035 (b)	2,640,533	2,572,296
RESIMAC Bastille Trust Series, Series 2018-1NCA, Class A1, 3.327% (1 Month LIBOR USD + 0.850%), 12/5/2059 (a)(b)	2,590,000	2,596,630
Skopos Auto Receivables Trust, Series 2018-1A, Class B, 3.930%, 5/16/2022 (a)	5,500,000	5,523,353
Skopos Auto Receivables Trust, Series 2015-2A, Class D, 4.000%, 12/16/2024 (a)	2,500,000	2,497,102
SolarCity LMC II LLC, Series 2014-1, Class A, 4.590%, 4/20/2044 (a)	1,662,688	1,679,229
Starwood Waypoint Homes Trust, Series 2017-1, Class E, 5.073% (1 Month LIBOR USD + 2.600%), 1/22/2035 (a)(b)	9,283,000	9,306,022
Stone Street Receivables Funding, LLC, Series 2015-1A, Class C, 5.600%, 12/15/2054 (a)	1,011,690	957,265
Synchrony Credit Card Master Note Trust, Series 2017-2, Class C, 3.010%, 10/15/2025	6,520,000	6,463,902
Terwin Mortgage Trust, Series 2005-18AL, Class PX, 1.869%, 1/25/2037 (a)(e)(g)(h)	36,410,079	3,251,347
Tesla Auto Lease Trust, Series 2018-B, Class B, 4.120%, 10/20/2021 (a)	2,250,000	2,278,640
Towd Point Mortgage Trust, Series 2017-4, Class M2, 3.250%, 6/25/2057 (a)(e)	6,500,000	6,027,866
Trillium Credit Card Trust II, Series 2019-1A, Class A, 2.963% (1 Month LIBOR USD + 0.480%), 1/26/2024 (a)(b)	7,000,000	7,030,233
United Auto Credit Securitization Trust, Series 2017-1, Class E, 5.090%, 3/10/2023 (a)	6,000,000	6,048,618
United Auto Credit Securitization Trust, Series 2018-2, Class C, 3.780%, 5/10/2023 (a)	2,600,000	2,611,027

US Auto Funding LLC, Series 2019-1A, Class A, 3.610%, 4/15/2022 (a)	2,000,000	2,004,546
Veros Automobile Receivables Trust, Series 2018-1, Class A, 3.630%, 5/15/2023 (a)	3,555,625	3,569,623
Veros Automobile Receivables Trust, Series 2018-1, Class B, 4.050%, 2/15/2024 (a)	750,000	755,459
Veros Automobile Receivables Trust, Series 2018-1, Class D, 5.740%, 8/15/2025 (a)	3,100,000	3,130,888
VOLT LXV LLC, Series 2018-NPL1, Class A2, 5.000%, 4/27/2048 (a)(d)	8,750,000	8,744,662
Westlake Automobile Receivables Trust, Series 2017-2A, Class E, 4.630%, 7/15/2024 (a)	2,000,000	2,040,380
Westlake Automobile Receivables Trust, Series 2018-1A, Class F, 5.600%, 7/15/2024 (a)	3,000,000	3,025,758

TOTAL ASSET-BACKED SECURITIES - (Cost — $773,124,672)		756,101,111

Collateralized Debt Obligations — 0.26%
Financial Institution Note Securitization Ltd., Series 2015-1A, Class A, 5.000%, 7/30/2026 (a)	2,063,924	2,091,758
Financial Institution Note Securitization Ltd., Series 2015-1A, Class C, 7.000%, 7/30/2026 (a)	6,275,000	6,361,325
Financial Institution Note Securitization Ltd., Series 2015-1, 11.660%, 7/30/2026 (a)(g)(i)	11,231,000	11,202,923

TOTAL COLLATERALIZED DEBT OBLIGATIONS - (Cost — $19,569,924)		19,656,006

Collateralized Loan Obligations — 10.30%
A Voce CLO Ltd., Series 2014-1A, Class A1R, 3.757% (3 Month LIBOR USD + 1.160%), 7/15/2026 (a)(b)	1,654,017	1,654,761
ABPCI Direct Leding Fund CLO V Ltd., Series 2019-5A, Class A2A, 5.344% (3 Month LIBOR USD + 2.700%), 4/21/2031 (a)(b)	2,100,000	2,100,000
ACIS CLO Ltd., Series 2014-4A, Class B, 4.506% (3 Month LIBOR USD + 1.770%), 5/1/2026 (a)(b)	1,989,560	1,994,128
ACIS CLO Ltd., Series 2017-7A, Class C, 5.436% (3 Month LIBOR USD + 2.700%), 5/1/2027 (a)(b)	2,562,500	2,563,630
AIMCO CLO, Series 2014-AA, Class DR, 5.842% (3 Month LIBOR USD + 3.250%), 7/20/2026 (a)(b)(k)	9,440,000	9,452,432
Allegro CLO III Ltd., Series 2015-1X, Class B1R, 3.930% (3 Month LIBOR USD + 1.350%), 7/25/2027 (b)(j)	4,500,000	4,467,218
ALM VIII Ltd., Series 2013-8X, Class BR, 5.197% (3 Month LIBOR USD + 2.600%), 10/15/2028 (b)(j)	22,700,000	22,727,217
ALM XII Ltd., Series 2015-12A, Class A2B2, 3.951% (3 Month LIBOR USD + 1.350%), 4/16/2027 (a)(b)	3,500,000	3,479,962
ALM XII Ltd., Series 2015-12A, Class A2A2, 3.951% (3 Month LIBOR USD + 1.350%), 4/16/2027 (a)(b)	6,000,000	5,963,376
ALM XII Ltd., Series 2015-12A, Class BR2, 4.251% (3 Month LIBOR USD + 1.650%), 4/16/2027 (a)(b)	3,250,000	3,219,892
ALM XVI Ltd. / ALM XVI LLC, Series 2015-16A, Class CR2, 5.297% (3 Month LIBOR USD + 2.700%), 4/15/2027 (a)(b)	2,650,000	2,619,896
AMMC CLO Ltd., Series 2016-19A, Class E, 9.597% (3 Month LIBOR USD + 7.000%), 10/16/2028 (a)(b)	250,000	250,384
AMMC CLO Ltd., Series 2017-20A, Class C, 4.938% (3 Month LIBOR USD + 2.350%), 4/17/2029 (a)(b)	4,800,000	4,777,474
Apex Credit CLO Ltd., Series 2015-2A, Class CR, 4.488% (3 Month LIBOR USD + 1.900%), 10/17/2026 (a)(b)	5,000,000	4,926,005
Apidos CLO XVI, Series 2013-16A, Class BR, 4.542% (3 Month LIBOR USD + 1.950%), 1/21/2025 (a)(b)	4,750,000	4,759,638
Apidos CLO XVI, Series 2014-16A, Class D, 7.092% (3 Month LIBOR USD + 4.500%), 1/21/2025 (a)(b)	6,250,000	6,249,756
Ares XXXIII CLO Ltd., Series 2015-1A, Class D, 8.829% (3 Month LIBOR USD + 6.230%), 12/5/2025 (a)(b)	2,600,000	2,601,745
Ares XXXVII CLO Ltd., Series 2015-4A, Class SUB, 0.000%, 10/15/2030 (a)(e)(g)	3,000,000	2,340,000
Atrium XII, Series 12A, Class CR, 4.242% (3 Month LIBOR USD + 1.650%), 4/22/2027 (a)(b)	2,500,000	2,467,195
Avery Point IV CLO Ltd., Series 2014-1A, Class CR, 4.930% (3 Month LIBOR USD + 2.350%), 4/27/2026 (a)(b)	4,000,000	4,011,064
Barings CLO Ltd., Series 2013-IA, Class DR, 5.142% (3 Month LIBOR USD + 2.550%), 1/20/2028 (a)(b)	2,000,000	1,969,530
Barings Middle Market CLO Ltd., Series 2018-II, Class COM, 0.000%, 1/15/2031 (e)(g)	1,500,000	1,469,478
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class DR, 9.842% (3 Month LIBOR USD + 7.250%), 1/20/2029 (a)(b)	3,000,000	2,996,892
BlueMountain CLO Ltd., Series 2015-1A, Class C, 6.347% (3 Month LIBOR USD + 3.750%), 4/13/2027 (a)(b)	2,750,000	2,751,042
BlueMountain CLO Ltd., Series 2016-2A, Class D, 9.644% (3 Month LIBOR USD + 7.000%), 8/20/2028 (a)(b)	1,500,000	1,500,624
BNPP IP CLO Ltd., Series 2014-1A, Class BR, 5.083% (3 Month LIBOR USD + 2.500%), 4/24/2026 (a)(b)	3,000,000	2,985,174
Carlyle Global Market Strategies CLO Ltd., Series 2015-2A, Class CR, 4.832% (3 Month LIBOR USD + 2.250%), 4/27/2027 (a)(b)	1,250,000	1,231,250
Carlyle Global Market Strategies CLO Ltd., Series 2015-3A, Class DR, 7.782% (3 Month LIBOR USD + 5.200%), 7/28/2028 (a)(b)	3,000,000	2,925,723
Carlyle Global Market Strategies CLO Ltd., Series 2013-2A, Class ER, 7.851% (3 Month LIBOR USD + 5.250%), 1/18/2029 (a)(b)	8,437,500	7,951,171
Carlyle Global Market Strategies CLO Ltd., Series 2016-3A, Class D, 9.592% (3 Month LIBOR USD + 7.000%), 10/20/2029 (a)(b)	500,000	501,189
Catamaran CLO Ltd., Series 2014-2A, Class C, 6.101% (3 Month LIBOR USD + 3.500%), 10/18/2026 (a)(b)	4,100,000	4,103,784
Catamaran CLO Ltd., Series 2016-1A, Class C, 6.451% (3 Month LIBOR USD + 3.850%), 1/18/2029 (a)(b)	5,775,000	5,789,842
Cent CLO Ltd., Series 2013-19, Class C, 5.882% (3 Month LIBOR USD + 3.300%), 10/29/2025 (a)(b)	4,248,000	4,254,126
Cerberus Loan Funding XXII LP, Series 2018-1A, Class C, 4.947% (3 Month LIBOR USD + 2.350%), 4/15/2030 (a)(b)	2,500,000	2,331,495
Cerberus Loan Funding XXVI LP, Series 2019-1A, Class C, 6.316% (3 Month LIBOR USD + 3.700%), 4/15/2031 (a)(b)	6,500,000	6,500,000
CIFC Funding Ltd., Series 2012-2RA, Class A2, 3.842% (3 Month LIBOR USD + 1.250%), 1/20/2028 (a)(b)	5,000,000	4,898,730
Crown Point CLO Ltd., Series 2018-6A, Class B, 4.392% (3 Month LIBOR USD + 1.800%), 10/20/2028 (a)(b)	4,500,000	4,499,946
Cutwater Ltd., Series 2014-2A, Class CR, 6.347% (3 Month LIBOR USD + 3.750%), 1/15/2027 (a)(b)	4,500,000	4,496,422
Dryden CLO Ltd., Series 2018-57A, Class A, 3.694% (3 Month LIBOR USD + 1.010%), 5/15/2031 (a)(b)	7,262,500	7,173,251
Dryden XXV Senior Loan Fund, Series 2012-25A, Class BRR, 3.947% (3 Month LIBOR USD + 1.350%), 10/15/2027 (a)(b)	7,730,000	7,629,595
Dryden XXXVI Senior Loan Fund, Series 2014-36A, Class DR2, 6.297% (3 Month LIBOR USD + 3.700%), 4/16/2029 (a)(b)	11,900,000	11,900,000
Dryden XXXVIII Senior Loan Fund, Series 2015-38X, Class SUB, 0.000%, 7/15/2030 (e)(g)(j)	3,000,000	2,100,000
Eaton Vance CLO Ltd., Series 2013-1A, Class DR, 10.197% (3 Month LIBOR USD + 7.600%), 1/15/2028 (a)(b)	4,400,000	4,400,827
Elevation CLO Ltd., Series 2016-5A, Class X, 3.380% (3 Month LIBOR USD + 0.800%), 10/15/2031 (a)(b)	1,041,667	1,041,667
Figueroa CLO Ltd., Series 2014-CR, Class 1A, 4.697% (3 Month LIBOR USD + 2.100%), 1/15/2027 (a)(b)	6,300,000	6,292,522
Flagship CLO VIII Ltd., Series 2014-8A, Class BRR, 4.001% (3 Month LIBOR USD + 1.400%), 1/16/2026 (a)(b)(k)	13,500,000	13,417,285
Flagship CLO VIII Ltd., Series 2014-8A, Class DR, 5.651% (3 Month LIBOR USD + 3.050%), 1/16/2026 (a)(b)	5,000,000	4,936,040
Flatiron CLO Ltd., Series 2013-1A, Class A1R, 3.748% (3 Month LIBOR USD + 1.160%), 1/20/2026 (a)(b)	3,925,307	3,929,279
Fortress Credit Opportunities IX CLO Ltd., Series 2017-9A, Class C, 5.334% (3 Month LIBOR USD + 2.650%), 11/15/2029 (a)(b)	2,750,000	2,639,973
Gallatin CLO IX Ltd., Series 2018-1A, Class C1, 4.681% (3 Month LIBOR USD + 2.100%), 1/21/2028 (a)(b)	2,750,000	2,743,043
Gallatin CLO IX Ltd., Series 2018-1A, Class E, 8.062% (3 Month LIBOR USD + 5.470%), 1/21/2028 (a)(b)	1,000,000	974,318
Gallatin CLO VIII Ltd., Series 2017-1A, Class E, 7.997% (3 Month LIBOR USD + 5.400%), 7/15/2027 (a)(b)	5,000,000	4,884,340
Garrison BSL CLO Ltd., Series 2016-1RA, Class BR, 5.361% (3 Month LIBOR USD + 2.750%), 4/20/2029 (a)(b)	5,825,000	5,825,000

Garrison BSL CLO Ltd., Series 2016-1RA, Class CR, 6.611% (3 Month LIBOR USD + 4.000%), 4/20/2029 (a)(b)	10,900,000	10,900,000
Golub Capital Partners CLO Ltd., Series 2019-41A, Class C, 0.000% (3 Month LIBOR USD + 2.700%), 4/20/2029 (a)(b)	5,000,000	5,000,000
Golub Capital Partners CLO Ltd., Series 2019-41A, Class D, 0.000% (3 Month LIBOR USD + 3.750%), 4/20/2029 (a)(b)	8,000,000	8,000,000
Golub Capital Partners CLO Ltd., Series 2017-34A, Class B1R, 5.145% (3 Month LIBOR USD + 2.600%), 3/14/2031 (a)(b)	3,000,000	3,003,015
Golub Capital Partners CLO Ltd., Series 2017-34A, Class CR, 6.195% (3 Month LIBOR USD + 3.650%), 3/14/2031 (a)(b)	2,000,000	1,999,724
Halcyon Loan Advisors Funding Ltd., Series 2013-1X, Class C, 6.097% (3 Month LIBOR USD + 3.500%), 4/15/2025 (b)(j)	2,500,000	2,501,948
Halcyon Loan Advisors Funding Ltd., Series 2013-1A, Class C, 6.097% (3 Month LIBOR USD + 3.500%), 4/15/2025 (a)(b)	1,500,000	1,501,169
Highbridge Loan Management Ltd., Series 2015-7A, Class BR, 3.864% (3 Month LIBOR USD + 1.180%), 3/15/2027 (a)(b)	2,480,000	2,439,350
Hildene TruPS Financials Note Securitization Ltd., Series 2018-1A, Class A1, 3.944% (3 Month LIBOR USD + 1.360%), 10/12/2038 (a)(b)	5,320,738	5,267,531
Hildene TruPS Financials Note Securitization Ltd., Series 2018-1A, Class B, 6.624% (3 Month LIBOR USD + 4.040%), 10/12/2038 (a)(b)	3,400,000	3,349,000
Hildene TruPS Financials Note Securitization Ltd., Series 2019-2, 0.000%, 5/23/2039 (a)(e)	4,000,000	3,985,000
Hildene TruPS Financials Note Securitization Ltd., Series 2019-2, 0.000%, 5/23/2039 (a)(e)	4,000,000	4,000,000
Hull Street CLO Ltd., Series 2014-CR, Class 1A, 5.301% (3 Month LIBOR USD + 2.700%), 10/18/2026 (a)(b)	6,300,000	6,306,539
JFIN MM CLO Ltd., Series 2014-1A, Class A, 4.192% (3 Month LIBOR USD + 1.600%), 4/21/2025 (a)(b)	693,522	693,785
JMP Credit Advisors CLO IIIR Ltd., Series 2014-1RA, Class B, 3.888% (3 Month LIBOR USD + 1.300%), 1/17/2028 (a)(b)	4,141,000	4,076,173
KCAP F3C Senior Funding LLC, Series 2017-1A, Class B, 5.133% (3 Month LIBOR USD + 2.500%), 12/20/2029 (a)(b)	19,900,000	19,899,144
KVK CLO Ltd., Series 2013-1A, Class BR, 4.047% (3 Month LIBOR USD + 1.450%), 1/14/2028 (a)(b)	4,535,000	4,454,894
LCM XIII LP, Series 13A, Class ER, 9.892% (3 Month LIBOR USD + 7.300%), 7/19/2027 (a)(b)	2,000,000	1,984,548
Madison Park Funding XII Ltd., Series 2014-12A, Class E, 7.692% (3 Month LIBOR USD + 5.100%), 7/20/2026 (a)(b)	940,000	938,045
Madison Park Funding XV Ltd., Series 2014-15A, Class DR, 8.022% (3 Month LIBOR USD + 5.440%), 1/27/2026 (a)(b)	2,500,000	2,498,870
Madison Park Funding XVI Ltd., Series 2015-16A, Class D, 8.092% (3 Month LIBOR USD + 5.500%), 4/20/2026 (a)(b)	1,500,000	1,500,272
Magnetite XVI Ltd., Series 2015-16A, Class BR, 3.801% (3 Month LIBOR USD + 1.200%), 1/18/2028 (a)(b)	1,237,000	1,221,750
Man GLG US CLO Ltd., Series 2018-2A, Class CR, 6.077% (3 Month LIBOR USD + 3.480%), 10/16/2028 (a)(b)	5,500,000	5,499,808
Man GLG US CLO Ltd., Series 2018-2A, Class DR, 8.697% (3 Month LIBOR USD + 6.100%), 10/16/2028 (a)(b)	3,000,000	2,763,555
Marathon CLO V Ltd., Series 2013-5A, Class A2R, 4.091% (3 Month LIBOR USD + 1.450%), 11/21/2027 (a)(b)	9,000,000	8,920,971
Marathon CLO VII Ltd., Series 2014-7A, Class C, 6.382% (3 Month LIBOR USD + 3.800%), 10/28/2025 (a)(b)	3,000,000	2,998,773
MidOcean Credit CLO VI, Series 2016-6A, Class E, 9.932% (3 Month LIBOR USD + 7.340%), 1/22/2029 (a)(b)	5,000,000	5,008,430
MMCF CLO LLC, Series 2017-1A, Class C, 5.797% (3 Month LIBOR USD + 3.200%), 1/15/2028 (a)(b)	2,000,000	1,960,218
MMCF CLO LLC, Series 2017-1A, Class D, 8.977% (3 Month LIBOR USD + 6.380%), 1/15/2028 (a)(b)(g)	3,000,000	2,922,759
MMCF CLO LLC, Series 2019-2A, Class B, 0.000% (3 Month LIBOR USD + 3.450%), 4/16/2029 (a)(b)(f)	6,000,000	6,000,000
Monroe Capital BSL CLO Ltd., Series 2015-1A, Class CR, 5.113% (3 Month LIBOR USD + 2.450%), 5/22/2027 (a)(b)(k)	18,900,000	18,862,068
Mountain View CLO XIV Ltd., Series 2019-1A, Class C, 5.518% (3 Month LIBOR USD + 2.900%), 4/16/2029 (a)(b)	4,500,000	4,500,000
Mountain View CLO XIV Ltd., Series 2019-1A, Class D, 6.668% (3 Month LIBOR USD + 4.050%), 4/16/2029 (a)(b)	5,000,000	5,000,000
Neuberger Berman CLO XIX Ltd., Series 2015-19A, Class DR2, 8.147% (3 Month LIBOR USD + 5.550%), 7/15/2027 (a)(b)	4,000,000	3,990,396
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class FR, 10.047% (3 Month LIBOR USD + 7.450%), 1/18/2028 (a)(b)	3,000,000	2,937,591
NewStar Berkeley Fund CLO LLC, Series 2016-1A, Class CR, 0.000% (3 Month LIBOR USD + 3.800%), 10/25/2028 (a)(b)	10,000,000	10,000,000
Newstar Commercial Loan Funding LLC, Series 2016-1A, Class A1, 4.951% (3 Month LIBOR USD + 2.300%), 2/25/2028 (a)(b)	24,000,000	24,008,808
Newstar Exeter Fund CLO LLC, Series 2015-1RA, Class CR, 5.342% (3 Month LIBOR USD + 2.750%), 1/20/2027 (a)(b)	3,000,000	2,965,326
Newstar Exeter Fund CLO LLC, Series 2015-1RA, Class DR, 6.492% (3 Month LIBOR USD + 3.900%), 1/20/2027 (a)(b)	3,000,000	2,989,008
Oaktree CLO Ltd., Series 2014-2A, Class C, 6.192% (3 Month LIBOR USD + 3.600%), 10/20/2026 (a)(b)(k)	12,500,000	12,523,300
Oaktree CLO Ltd., Series 2014-2A, Class D, 7.842% (3 Month LIBOR USD + 5.250%), 10/20/2026 (a)(b)	4,000,000	3,975,444
OCP CLO Ltd., Series 2015-8A, Class BR, 4.438% (3 Month LIBOR USD + 1.850%), 4/17/2027 (a)(b)	3,350,000	3,327,465
OCP CLO Ltd., Series 2015-8A, Class CR, 5.388% (3 Month LIBOR USD + 2.800%), 4/17/2027 (a)(b)	7,500,000	7,458,330
OCP CLO Ltd., Series 2015-8A, Class D, 8.088% (3 Month LIBOR USD + 5.500%), 4/17/2027 (a)(b)	884,000	879,532
Octagon Investment Partners Ltd., Series 2015-1A, Class BR, 3.797% (3 Month LIBOR USD + 1.200%), 7/15/2027 (a)(b)	1,085,000	1,057,273
OZLM XI Ltd., Series 2015-11A, Class DR, 9.583% (3 Month LIBOR USD + 7.000%), 10/30/2030 (a)(b)	2,650,000	2,653,185
OZLM XVIII Ltd., Series 2018-18A, Class A, 3.617% (3 Month LIBOR USD + 1.020%), 4/15/2031 (a)(b)	5,000,000	4,920,045
Palmer Square CLO Ltd., Series 2019-1A, Class C, 5.849% (3 Month LIBOR USD + 3.150%), 4/20/2027 (a)(b)	5,000,000	5,000,000
Palmer Square Loan Funding Ltd., Series 2019-2A, Class C, 0.000% (3 Month LIBOR USD + 3.250%), 4/20/2027 (a)(b)(f)	7,500,000	7,500,000
Peaks CLO Ltd., Series 2017-2A, Class B, 5.792% (3 Month LIBOR USD + 3.200%), 7/20/2029 (a)(b)	2,100,000	2,103,232
Peaks CLO Ltd., Series 2017-2A, Class D, 8.342% (3 Month LIBOR USD + 5.750%), 7/20/2029 (a)(b)	4,950,000	4,964,513
Peaks CLO Ltd., Series 2018-3A, Class A1, 4.230% (3 Month LIBOR USD + 1.650%), 1/27/2031 (a)(b)	3,500,000	3,508,862
Peaks CLO Ltd., Series 2018-3A, Class B1, 4.960% (3 Month LIBOR USD + 2.380%), 1/27/2031 (a)(b)	9,750,000	9,758,083
Recette CLO Ltd., Series 2015-1A, Class BR, 3.892% (3 Month LIBOR USD + 1.300%), 10/20/2027 (a)(b)	2,250,000	2,221,742
Regatta Funding LP, Series 2013-2A, Class CR2, 0.000%, 1/15/2029 (a)(e)(f)	4,500,000	4,500,000
Regatta X Funding Ltd., Series 2017-3A, Class SUB, 0.000%, 1/17/2031 (a)(e)(g)	2,500,000	2,150,000
Salem Fields CLO Ltd., Series 2016-2X, Class B, 5.330% (3 Month LIBOR USD + 2.750%), 10/25/2028 (b)(j)(k)	14,100,000	14,120,135
SCOF-2 Ltd., Series 2015-2A, Class CR, 4.857% (3 Month LIBOR USD + 2.260%), 7/15/2028 (a)(b)	4,400,000	4,401,998
Seneca Park CLO Ltd., Series 2014-1A, Class D, 6.088% (3 Month LIBOR USD + 3.500%), 7/17/2026 (a)(b)	3,000,000	3,004,299
Shackleton CLO Ltd., Series 2015-8A, Class CR, 4.242% (3 Month LIBOR USD + 1.650%), 10/20/2027 (a)(b)	3,195,500	3,143,346
Sound Point CLO XIV Ltd., Series 2016-3A, Class D, 6.442% (3 Month LIBOR USD + 3.850%), 1/23/2029 (a)(b)	2,950,000	2,954,581
Symphony CLO XII Ltd., Series 2013-12A, Class CR, 4.697% (3 Month LIBOR USD + 2.100%), 10/15/2025 (a)(b)	2,500,000	2,490,872
Symphony CLO XII Ltd., Series 2013-12A, Class DR, 5.847% (3 Month LIBOR USD + 3.250%), 10/15/2025 (a)(b)	8,830,000	8,840,119
Symphony CLO XII Ltd., Series 2013-12A, Class E, 7.497% (3 Month LIBOR USD + 4.900%), 10/15/2025 (a)(b)	2,000,000	1,983,520
Symphony CLO XIV Ltd., Series 2014-14A, Class B1R, 4.447% (3 Month LIBOR USD + 1.850%), 7/14/2026 (a)(b)(k)	23,000,000	23,018,354
TCP Waterman CLO Ltd., Series 2016-1A, Class A2, 5.788% (3 Month LIBOR USD + 3.000%), 12/15/2028 (a)(b)	2,000,000	2,001,428
TCP Waterman CLO Ltd., Series 2016-1A, Class B, 6.238% (3 Month LIBOR USD + 3.450%), 12/15/2028 (a)(b)	3,000,000	3,000,774
THL Credit Lake Shore MM CLO I Ltd., Series 2019-1A, Class C, 0.000% (3 Month LIBOR USD + 3.800%), 4/15/2030 (a)(b)	11,350,000	11,350,000
THL Credit Lake Shore MM CLO I Ltd., Series 2019-1A, Class B, 0.000% (3 Month LIBOR USD + 2.750%), 4/15/2030 (a)(b)	19,100,000	19,100,000

THL Credit Lake Shore MM CLO I Ltd., Series 2019-1A, Class E, 0.000% (3 Month LIBOR USD + 8.500%), 4/15/2030 (a)(b)(g)	600,000	582,000
THL Credit Wind River CLO Ltd., Series 2012-1A, Class ER, 9.977% (3 Month LIBOR USD + 7.380%), 1/15/2026 (a)(b)	9,500,000	9,518,316
THL Credit Wind River CLO Ltd., Series 2012-2A, Class INC, 0.000%, 1/20/2026 (a)(e)(g)	5,000,000	2,500,000
THL Credit Wind River CLO Ltd., Series 2017-1A, Class C, 4.901% (3 Month LIBOR USD + 2.300%), 4/18/2029 (a)(b)	12,500,000	12,453,050
THL Credit Wind River CLO Ltd., Series 2017-1A, Class D, 6.351% (3 Month LIBOR USD + 3.750%), 4/18/2029 (a)(b)	6,350,000	6,359,995
Tralee CLO V Ltd., Series 2018-5A, Class C, 4.792% (3 Month LIBOR USD + 2.200%), 10/20/2028 (a)(b)	6,300,000	6,283,305
Trinitas CLO I Ltd., Series 2014-1A, Class CR, 5.097% (3 Month LIBOR USD + 2.500%), 4/15/2026 (a)(b)	4,250,000	4,263,983
Trinitas CLO V Ltd., Series 2016-5A, Class E, 9.980% (3 Month LIBOR USD + 7.400%), 10/25/2028 (a)(b)	5,000,000	5,020,920
Venture CLO Ltd., Series 2015-25A, Class E, 9.792% (3 Month LIBOR USD + 7.200%), 4/20/2029 (a)(b)	4,500,000	4,509,693
Venture XII CLO Ltd., Series 2012-12A, Class BRR, 3.829% (3 Month LIBOR USD + 1.200%), 3/2/2026 (a)(b)	9,000,000	8,908,884
Venture XXIV CLO Ltd., Series 2016-24A, Class D2, 6.642% (3 Month LIBOR USD + 4.050%), 10/20/2028 (a)(b)	4,000,000	4,013,700
Vibrant CLO IV Ltd., Series 2016-4A, Class C, 5.892% (3 Month LIBOR USD + 3.300%), 7/20/2028 (a)(b)	3,625,000	3,630,227
Vibrant CLO IV Ltd., Series 2016-4A, Class E, 9.342% (3 Month LIBOR USD + 6.750%), 7/20/2028 (a)(b)	1,750,000	1,752,424
Voya CLO Ltd., Series 2016-2A, Class D, 9.542% (3 Month LIBOR USD + 6.950%), 7/19/2028 (a)(b)	3,600,000	3,607,819
Voya CLO Ltd., Series 2012-4A, Class DR, 10.247% (3 Month LIBOR USD + 7.650%), 10/15/2028 (a)(b)	4,000,000	4,005,676
Voya CLO Ltd., Series 2015-1A, Class BR, 4.301% (3 Month LIBOR USD + 1.700%), 1/18/2029 (a)(b)	9,000,000	8,714,637
Voya CLO Ltd., Series 2019-1A, Class D, 5.943% (3 Month LIBOR USD + 3.300%), 4/16/2029 (a)(b)	4,000,000	4,009,508
Voya CLO Ltd., Series 2019-1A, Class E, 8.593% (3 Month LIBOR USD + 5.950%), 4/16/2029 (a)(b)	7,000,000	6,980,246
Voya CLO Ltd., Series 2014-2A, Class ER, 10.288% (3 Month LIBOR USD + 7.700%), 4/17/2030 (a)(b)	2,000,000	1,848,244
Voya CLO Ltd., Series 2013-2A, Class A1R, 3.550% (3 Month LIBOR USD + 0.970%), 4/25/2031 (a)(b)	6,437,500	6,355,654
Voya Ltd., Series 2012-4X, Class DR, 10.247% (3 Month LIBOR USD + 7.650%), 10/15/2028 (b)(j)	3,650,000	3,655,179
WhiteHorse VIII Ltd., Series 2014-1A, Class CR, 4.686% (3 Month LIBOR USD + 1.950%), 5/1/2026 (a)(b)(k)	17,500,000	17,346,473
WhiteHorse X Ltd., Series 2015-10A, Class CR, 4.738% (3 Month LIBOR USD + 2.150%), 4/19/2027 (a)(b)	5,000,000	4,968,795
WhiteHorse X Ltd., Series 2015-10A, Class DR, 5.588% (3 Month LIBOR USD + 3.000%), 4/19/2027 (a)(b)	2,500,000	2,429,325
Woodmont Trust, Series 2017-1A, Class B, 4.651% (3 Month LIBOR USD + 2.050%), 4/18/2029 (a)(b)	8,000,000	8,006,656
Woodmont Trust, Series 2017-1A, Class D, 5.351% (3 Month LIBOR USD + 2.750%), 4/18/2029 (a)(b)	4,600,000	4,608,680
Woodmont Trust, Series 2017-1A, Class D, 7.651% (3 Month LIBOR USD + 5.050%), 4/18/2029 (a)(b)	3,000,000	3,002,898
York CLO Ltd., Series 2015-1A, Class F, 9.842% (3 Month LIBOR USD + 7.250%), 1/22/2031 (a)(b)(g)	2,405,000	2,111,960
Z Capital Credit Partners CLO Ltd., Series 2015-1A, Class CR, 4.451% (3 Month LIBOR USD + 1.850%), 7/16/2027 (a)(b)	8,300,000	8,094,019
Zais CLO Ltd., Series 2016-2A, Class A2, 4.997% (3 Month LIBOR USD + 2.400%), 10/16/2028 (a)(b)	6,420,000	6,434,278

TOTAL COLLATERALIZED LOAN OBLIGATIONS - (Cost — $785,963,977)		786,404,775

Collateralized Mortgage Obligations — 66.62%
Adjustable Rate Mortgage Trust, Series 2005-3, Class 7A1, 4.663%, 7/25/2035 (e)	700,662	679,845
Adjustable Rate Mortgage Trust, Series 2005-5, Class 6A21, 2.707% (1 Month LIBOR USD + 0.230%), 9/25/2035 (b)	104,261	104,298
Adjustable Rate Mortgage Trust, Series 2005-10, Class 5A1, 2.997% (1 Month LIBOR USD + 0.520%), 1/25/2036 (b)	3,828,744	3,683,929
Adjustable Rate Mortgage Trust, Series 2005-10, Class 3A12, 3.858%, 1/25/2036 (e)	4,732	62
Adjustable Rate Mortgage Trust, Series 2005-11, Class 2A3, 4.214%, 2/25/2036 (e)	8,852,029	8,323,005
Adjustable Rate Mortgage Trust, Series 2005-12, Class 2A1, 4.262%, 3/25/2036 (e)	2,323,253	2,119,780
Adjustable Rate Mortgage Trust, Series 2006-1, Class 2A1, 4.557%, 3/25/2036 (e)	393,033	326,072
Adjustable Rate Mortgage Trust, Series 2006-3, Class 4A2, 2.597% (1 Month LIBOR USD + 0.120%), 8/25/2036 (b)	16,997,228	10,461,573
Adjustable Rate Mortgage Trust, Series 2006-3, Class 4A11, 2.657% (1 Month LIBOR USD + 0.180%), 8/25/2036 (b)	528,921	355,134
Adjustable Rate Mortgage Trust, Series 2007-1, Class 5A1, 2.627% (1 Month LIBOR USD + 0.150%), 3/25/2037 (b)	1,231,028	1,220,940
Adjustable Rate Mortgage Trust, Series 2007-1, Class 5A22, 2.707% (1 Month LIBOR USD + 0.230%), 3/25/2037 (b)	5,423,749	3,718,208
Adjustable Rate Mortgage Trust, Series 2007-1, Class 3A22, 4.567%, 3/25/2037 (e)	816,791	791,485
Adjustable Rate Mortgage Trust, Series 2007-2, Class 1A1, 4.495%, 6/25/2037 (e)	3,504,437	3,339,122
Adjustable Rate Mortgage Trust, Series 2007-2, Class 1A21, 4.495%, 6/25/2037 (e)	3,736,695	3,318,368
Alternative Loan Trust, Series 2007-20, Class A1, 2.977% (1 Month LIBOR USD + 0.500%), 8/25/2047 (b)	4,924,836	3,263,797
American Home Mortgage Assets Trust, Series 2007-3, Class 22A1, 6.250%, 6/25/2037 (d)	637,933	544,213
American Home Mortgage Assets Trust, Series 2006-1, Class XC, 1.376%, 5/25/2046 (e)(h)	43,446,627	3,599,336
American Home Mortgage Assets Trust, Series 2006-1, Class 2A1, 2.667% (1 Month LIBOR USD + 0.190%), 5/25/2046 (b)	18,925,867	17,462,368
American Home Mortgage Assets Trust, Series 2006-1, Class 1A1, 2.687% (1 Month LIBOR USD + 0.210%), 5/25/2046 (b)	17,130,158	15,713,956
American Home Mortgage Assets Trust, Series 2006-2, Class 1A1, 3.405% (12 Month US Treasury Average + 0.960%), 9/25/2046 (b)	1,791,502	1,663,928
American Home Mortgage Assets Trust, Series 2006-4, Class 1A12, 2.687% (1 Month LIBOR USD + 0.210%), 10/25/2046 (b)	19,034,426	13,744,835
American Home Mortgage Assets Trust, Series 2006-3, Class 1A1, 3.415% (12 Month US Treasury Average + 0.970%), 10/25/2046 (b)	2,016,280	1,936,504
American Home Mortgage Assets Trust, Series 2006-6, Class XP, 1.235%, 12/25/2046 (e)(h)	115,782,328	7,828,854
American Home Mortgage Assets Trust, Series 2007-1, Class A1, 3.145% (12 Month US Treasury Average + 0.700%), 2/25/2047 (b)(k)	63,801,923	40,249,188
American Home Mortgage Assets Trust, Series 2007-5, Class XP, 1.848%, 6/25/2047 (e)(h)	67,262,376	5,522,107
American Home Mortgage Investment Trust, Series 2005-2, Class 5A4A, 5.383%, 9/25/2035 (d)	2,561,317	2,042,212
American Home Mortgage Investment Trust, Series 2006-3, Class 22A1, 4.391% (6 Month LIBOR USD + 1.750%), 12/25/2036 (b)	7,589,969	6,865,180
American Home Mortgage Investment Trust, Series 2006-3, Class 3A2, 6.750%, 12/25/2036 (d)	6,414,754	2,990,122
American Home Mortgage Investment Trust, Series 2005-2, Class 1A1, 3.110% (1 Month LIBOR USD + 0.600%), 9/25/2045 (b)	11,115,066	10,691,249
American Home Mortgage Investment Trust, Series 2005-2, Class 2A1, 5.626% (1 Month LIBOR USD + 3.140%), 9/25/2045 (b)	791,876	681,862
American Home Mortgage Investment Trust, Series 2005-4, Class 1A1, 3.057% (1 Month LIBOR USD + 0.580%), 11/25/2045 (b)	9,649,857	9,239,323
American Home Mortgage Investment Trust, Series 2006-2, Class 1A2, 2.797% (1 Month LIBOR USD + 0.320%), 6/25/2046 (b)	11,834,879	5,315,506
American Home Mortgage Investment Trust, Series 2006-3, Class 11A1, 2.837% (1 Month LIBOR USD + 0.360%), 12/25/2046 (b)	17,477,676	16,601,223
American Home Mortgage Investment Trust, Series 2007-2, Class 11A1, 2.707% (1 Month LIBOR USD + 0.230%), 3/25/2047 (b)	7,178,459	4,662,840
American Home Mortgage Investment Trust, Series 2007-1, Class GA1A, 2.637% (1 Month LIBOR USD + 0.160%), 5/25/2047 (b)	29,101,300	25,107,904
American Home Mortgage Investment Trust, Series 2007-1, Class GA1C, 2.667% (1 Month LIBOR USD + 0.190%), 5/25/2047 (b)	38,675,338	29,666,537

Ashford Hospitality Trust, Series 2018-KEYS, Class F, 8.473% (1 Month LIBOR USD + 6.000%), 6/15/2035 (a)(b)	8,000,000	8,040,048
Atrium Hotel Portfolio Trust, Series 2018-ATRM, Class E, 5.873% (1 Month LIBOR USD + 3.400%), 6/15/2035 (a)(b)	2,625,000	2,644,722
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class E, 5.523% (1 Month LIBOR USD + 3.050%), 12/15/2036 (a)(b)	2,500,000	2,543,150
BAMLL Commercial Mortgage Securities Trust, Series 2019-AHT, Class E, 5.673% (1 Month LIBOR USD + 3.200%), 3/15/2034 (a)(b)	4,000,000	4,003,724
BAMLL Commercial Mortgage Securities Trust, Series 2019-AHT, Class F, 6.673% (1 Month LIBOR USD + 4.200%), 3/15/2034 (a)(b)	4,250,000	4,252,758
Bank of America Alternative Loan Trust, Series 2005-4, Class CB5, 5.500%, 5/25/2035	3,122,516	3,145,669
Bank of America Alternative Loan Trust, Series 2005-7, Class 3CB1, 6.000%, 8/25/2035	3,270,264	3,055,394
Bank of America Alternative Loan Trust, Series 2005-8, Class 1CB3, 2.727% (1 Month LIBOR USD + 0.250%), 9/25/2035 (b)	6,120,668	5,632,477
Bank of America Alternative Loan Trust, Series 2005-10, Class 1CB4, 5.500%, 11/25/2035	809,114	806,031
Bank of America Alternative Loan Trust, Series 2005-12, Class 3CB1, 6.000%, 1/25/2036	6,970,736	6,778,274
Bank of America Alternative Loan Trust, Series 2006-7, Class A2, 5.707%, 10/25/2036 (e)	4,850,603	2,752,901
Bank of America Alternative Loan Trust, Series 2006-7, Class A6, 5.859%, 10/25/2036 (d)	5,318,044	3,060,672
Bank of America Alternative Loan Trust, Series 2006-7, Class A4, 5.998%, 10/25/2036 (d)	14,273,179	8,994,943
Bank of America Alternative Loan Trust, Series 2006-9, Class 30PO, 0.000%, 1/25/2037 (c)	286,465	185,631
Bank of America Alternative Loan Trust, Series 2007-1, Class 3A16, 3.077% (1 Month LIBOR USD + 0.600%), 4/25/2037 (b)	4,623,422	3,691,525
Bank of America Commercial Mortgage Trust, Series 2015-UBS7, Class D, 3.167%, 9/17/2048	2,500,000	2,191,507
Bank of America Funding Trust, Series 2009-R14, Class 2A, 7.752% (1 Month LIBOR USD + 15.013%), 7/26/2035 (a)(b)(l)	541,610	584,688
Bank of America Funding Trust, Series 2005-F, Class 4A1, 4.396%, 9/20/2035 (e)	4,774,156	4,448,908
Bank of America Funding Trust, Series 2007-C, Class 4A2, 4.457%, 5/20/2036 (e)	1,843,610	1,816,376
Bank of America Funding Trust, Series 2006-H, Class 6A1, 2.677% (1 Month LIBOR USD + 0.190%), 10/20/2036 (b)	13,374,696	11,887,269
Bank of America Funding Trust, Series 2007-2, Class TA4, 2.877% (1 Month LIBOR USD + 0.400%), 3/25/2037 (b)	10,144,161	8,727,468
Bank of America Funding Trust, Series 2007-2, Class 1A16, 3.077% (1 Month LIBOR USD + 0.600%), 3/25/2037 (b)	4,977,864	3,944,643
Bank of America Funding Trust, Series 2014-R1, Class A2, 2.636% (1 Month LIBOR USD + 0.150%), 6/26/2037 (a)(b)	8,539,231	7,333,944
Bank of America Funding Trust, Series 2006-H, Class 4A1, 4.503%, 9/20/2046 (e)	203,446	185,413
Bank of America Funding Trust, Series 2007-A, Class 2A1, 2.647% (1 Month LIBOR USD + 0.160%), 2/20/2047 (b)	4,335,396	4,217,716
Bank of America Funding Trust, Series 2007-A, Class 2A5, 2.717% (1 Month LIBOR USD + 0.230%), 2/20/2047 (b)	2,667,142	2,555,220
Bank of America Funding Trust, Series 2007-B, Class A1, 2.697% (1 Month LIBOR USD + 0.210%), 4/20/2047 (b)	6,614,529	5,971,100
Bank of America Funding Trust, Series 2007-C, Class 7A4, 2.707% (1 Month LIBOR USD + 0.220%), 5/20/2047 (b)(k)	4,520,131	4,258,312
Bank of America Mortgage Trust, Series 2007-1, Class 1A4, 6.000%, 3/25/2037	1,959,368	1,878,740
BBCMS Mortgage Trust, Series 2018-TALL, Class A, 3.195% (1 Month LIBOR USD + 0.722%), 3/15/2037 (a)(b)	12,000,000	11,924,736
BBCMS Mortgage Trust, Series 2018-TALL, Class F, 5.708% (1 Month LIBOR USD + 3.235%), 3/16/2037 (a)(b)	5,000,000	5,025,030
BBCMS Trust, Series 2014-BXO, Class E, 6.223% (1 Month LIBOR USD + 3.750%), 8/16/2027 (a)(b)	8,000,000	8,009,968
BBCMS Trust, Series 2018-CBM, Class D, 4.864% (1 Month LIBOR USD + 2.391%), 7/15/2037 (a)(b)	2,900,000	2,916,260
BBCMS Trust, Series 2018-BXH, Class F, 5.423% (1 Month LIBOR USD + 2.950%), 10/15/2037 (a)(b)	3,000,000	3,019,485
BCAP LLC, Series 2013-RR1, Class 6A2, 4.305%, 5/28/2036 (a)(e)	6,262,529	5,155,283
BCAP LLC Trust, Series 2013-RR7, Class 4A3, 4.600%, 12/27/2034 (a)(e)	9,013,000	8,910,216
BCAP LLC Trust, Series 2014-RR1, Class 1A2, 5.084%, 3/27/2035 (a)(e)	3,693,643	3,744,903
BCAP LLC Trust, Series 2010-RR6, Class 1410, 4.429%, 12/27/2035 (a)(e)	8,392,382	6,934,466
BCAP LLC Trust, Series 2012-RR4, Class 4A7, 2.766% (1 Month LIBOR USD + 0.280%), 2/26/2036 (a)(b)	3,333,572	2,624,778
BCAP LLC Trust, Series 2015-RR2, Class 26A2, 4.950%, 3/28/2036 (a)(e)	6,729,753	6,815,012
BCAP LLC Trust, Series 2010-RR7, Class 9A12, 4.406%, 5/28/2036 (a)(e)	3,186,801	2,776,287
BCAP LLC Trust, Series 2006-AA2, Class A1, 2.647% (1 Month LIBOR USD + 0.170%), 1/25/2037 (b)	14,452,198	13,694,295
BCAP LLC Trust, Series 2007-AA3, Class 1A1A, 2.687% (1 Month LIBOR USD + 0.210%), 4/25/2037 (b)	2,650,618	2,619,953
BCAP LLC Trust, Series 2008-IND1, Class A1, 3.677% (1 Month LIBOR USD + 1.200%), 10/25/2047 (b)(k)	32,354,218	30,356,766
BDS, Series 2018-FL1, Class B, 3.724% (1 Month LIBOR USD + 1.250%), 1/15/2035 (a)(b)	3,350,049	3,350,049
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 1A1, 4.436%, 8/25/2035 (e)	5,377,541	4,925,296
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 23A1, 4.255%, 2/25/2036 (e)	556,590	520,881
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-2, Class 2A1, 4.173%, 7/25/2036 (e)	4,908,614	4,670,644
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-2, Class 3A1, 4.197%, 7/25/2036 (e)	1,099,246	1,062,798
Bear Stearns ALT-A Trust, Series 2006-8, Class 3A1, 2.637% (1 Month LIBOR USD + 0.160%), 2/25/2034 (b)	1,355,974	1,307,401
Bear Stearns ALT-A Trust, Series 2004-5, Class 4A1, 3.992%, 6/25/2034 (e)	940,943	942,601
Bear Stearns ALT-A Trust, Series 2005-1, Class A1, 3.037% (1 Month LIBOR USD + 0.560%), 1/25/2035 (b)	138,297	138,456
Bear Stearns ALT-A Trust, Series 2005-5, Class 22A1, 4.259%, 7/25/2035 (e)	3,139,406	2,973,564
Bear Stearns ALT-A Trust, Series 2005-5, Class 21A1, 4.455%, 7/25/2035 (e)	1,722,452	1,742,505
Bear Stearns ALT-A Trust, Series 2005-7, Class 22A1, 4.265%, 9/25/2035 (e)(k)	24,819,300	21,341,719
Bear Stearns ALT-A Trust, Series 2005-7, Class 21A1, 4.437%, 9/25/2035 (e)	5,666,391	5,441,503
Bear Stearns Asset Backed Securities Trust, Series 2004-AC6, Class A2, 2.877% (1 Month LIBOR USD + 0.400%), 11/25/2034 (b)	1,901,791	1,726,756
Bear Stearns Asset Backed Securities Trust, Series 2005-AC5, Class 1A2, 3.477% (1 Month LIBOR USD + 1.000%), 8/25/2035 (b)	2,515,138	2,163,844
Bear Stearns Asset Backed Securities Trust, Series 2007-AC6, Class A1, 6.500%, 10/25/2037	2,682,619	1,963,309
Bear Stearns Mortgage Funding Trust, Series 2006-AR1, Class 1A1, 2.687% (1 Month LIBOR USD + 0.210%), 7/25/2036 (b)	1,188,122	1,128,887
Bear Stearns Mortgage Funding Trust, Series 2006-AR3, Class 1A1, 2.657% (1 Month LIBOR USD + 0.180%), 10/25/2036 (b)(k)	38,117,661	35,309,152
Bear Stearns Mortgage Funding Trust, Series 2007-AR1, Class 1A1, 2.637% (1 Month LIBOR USD + 0.160%), 1/25/2037 (b)	8,661,619	8,336,081
Bear Stearns Mortgage Funding Trust, Series 2007-AR5, Class 1X2, 0.500%, 6/25/2037 (h)	8,465,928	166,720
Bear Stearns Mortgage Funding Trust, Series 2006-AR2, Class 2A1, 2.707% (1 Month LIBOR USD + 0.230%), 9/25/2046 (b)	2,316,266	2,317,978
BENCHMARK Mortgage Trust, Series 2018-B1, Class XA, 0.663%, 1/18/2051 (e)(h)	37,618,991	1,380,993
BTH Mortgage-Backed Securities Trust, Series 2018-3, Class A, 4.990% (1 Month LIBOR USD + 2.500%), 7/6/2020 (b)	5,000,000	5,011,990
BTH Mortgage-Backed Securities Trust, Series 2018-17, Class A, 4.990% (1 Month LIBOR USD + 2.500%), 8/6/2020 (a)(b)	5,938,000	6,044,456
BX Commercial Mortgage Trust, Series 2018-IND, Class F, 4.273% (1 Month LIBOR USD + 1.800%), 11/15/2035 (a)(b)	2,247,210	2,259,160
BX Commercial Mortgage Trust, Series 2018-IND, Class G, 4.523% (1 Month LIBOR USD + 2.050%), 11/15/2035 (a)(b)	3,677,252	3,704,861

BX Trust, Series 2018-EXCL, Class C, 4.448% (1 Month LIBOR USD + 1.975%), 9/15/2037 (a)(b)	8,166,485	8,116,711
BXP Trust, Series 2017-CQHP, Class F, 6.473% (1 Month LIBOR USD + 4.000%), 11/15/2034 (a)(b)	4,500,000	4,524,057
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class F, 5.023% (1 Month LIBOR USD + 2.550%), 12/15/2037 (a)(b)	4,250,000	4,295,241
Chase Home Lending Mortgage Trust, Series 2019-ATR1, Class A11, 3.432% (1 Month LIBOR USD + 0.950%), 4/25/2049 (a)(b)	15,000,000	15,000,000
Chase Mortgage Finance Trust, Series 2006-S2, Class 2A6, 6.000%, 10/25/2036	1,152,135	866,262
Chase Mortgage Finance Trust, Series 2007-S2, Class 1A9, 6.000%, 3/25/2037	1,676,996	1,336,369
ChaseFlex Trust, Series 2005-2, Class 5A6, 5.000%, 6/25/2035	2,824,912	2,427,876
ChaseFlex Trust, Series 2007-1, Class 2A10, 2.977% (1 Month LIBOR USD + 0.500%), 2/25/2037 (b)	3,013,414	1,766,114
ChaseFlex Trust, Series 2007-1, Class 2A6, 6.000%, 2/25/2037	2,091,360	1,777,352
ChaseFlex Trust, Series 2007-2, Class A1, 2.757% (1 Month LIBOR USD + 0.280%), 5/25/2037 (b)	3,243,383	3,130,977
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-2A, Class A2, 2.797% (1 Month LIBOR USD + 0.320%), 5/25/2035 (a)(b)(k)	5,198,330	5,155,927
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-3A, Class A1, 2.727% (1 Month LIBOR USD + 0.250%), 8/25/2035 (a)(b)	2,704,095	2,684,863
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-4A, Class A2, 2.767% (1 Month LIBOR USD + 0.290%), 10/25/2035 (a)(b)(k)	6,043,704	5,971,820
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-1A, Class A1, 2.627% (1 Month LIBOR USD + 0.150%), 1/25/2036 (a)(b)	5,370,699	5,258,484
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-1A, Class A2, 2.677% (1 Month LIBOR USD + 0.200%), 1/25/2036 (a)(b)	5,731,293	5,653,284
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-AA, Class A1, 2.677% (1 Month LIBOR USD + 0.200%), 1/25/2036 (a)(b)	5,515,293	5,455,121
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-2A, Class A1, 2.657% (1 Month LIBOR USD + 0.180%), 5/25/2036 (a)(b)	3,980,083	3,866,615
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-BA, Class A1, 2.677% (1 Month LIBOR USD + 0.200%), 6/25/2036 (a)(b)	3,234,841	3,073,361
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-3A, Class A2, 2.707% (1 Month LIBOR USD + 0.230%), 7/25/2036 (a)(b)	9,400,287	9,086,327
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-4A, Class NIO, 0.403%, 4/25/2037 (a)(e)(g)(h)	40,435,818	659,913
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-CA, Class A1, 2.687% (1 Month LIBOR USD + 0.210%), 10/25/2046 (a)(b)	1,777,233	1,727,353
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-CA, Class A2, 2.757% (1 Month LIBOR USD + 0.280%), 10/25/2046 (a)(b)	11,656,502	11,522,767
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-1A, Class A1, 2.627% (1 Month LIBOR USD + 0.150%), 12/25/2046 (a)(b)	6,607,599	6,450,305
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-2A, Class A1, 2.607% (1 Month LIBOR USD + 0.130%), 4/25/2047 (a)(b)	18,938,399	18,487,873
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-2A, Class A2, 2.657% (1 Month LIBOR USD + 0.180%), 4/25/2047 (a)(b)	10,386,771	9,107,484
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-3A, Class A2, 2.657% (1 Month LIBOR USD + 0.180%), 8/25/2047 (a)(b)	6,712,868	5,834,086
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-4A, Class A1, 2.607% (1 Month LIBOR USD + 0.130%), 11/25/2047 (a)(b)	1,830,531	1,609,498
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-4A, Class A2, 2.657% (1 Month LIBOR USD + 0.180%), 11/25/2047 (a)(b)	3,754,163	3,198,855
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2007-1A, Class A1, 2.607% (1 Month LIBOR USD + 0.130%), 2/25/2048 (a)(b)	11,299,829	10,367,661
Chimera Special Holdings 4.482%, 5/11/2019 (e)(g)	37,437,003	37,530,595
Citicorp. Mortgage Securities, Inc., Series 2005-2, Class 1APO, 0.000%, 3/25/2035 (c)	38,459	30,398
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class E, 4.903%, 1/11/2036 (a)(e)	5,000,000	5,093,455
Citigroup Commercial Mortgage Trust, Series 2019-SST2, Class F, 4.973% (1 Month LIBOR USD + 2.500%), 2/15/2036 (a)(b)	5,000,000	5,006,230
Citigroup Commercial Mortgage Trust, Series 2018TBR, Class F, 6.123% (1 Month LIBOR USD + 3.650%), 12/15/2036 (a)(b)	4,250,000	4,289,916
Citigroup Mortgage Loan Trust, Series 2007-AR1, Class A2, 2.637% (1 Month LIBOR USD + 0.160%), 1/25/2037 (b)	7,980,226	7,131,034
Citigroup Mortgage Loan Trust, Series 2009-5, Class 10A1, 2.736% (1 Month LIBOR USD + 0.250%), 2/25/2037 (a)(b)	1,932,182	1,031,586
Citigroup Mortgage Loan Trust, Series 2007-6, Class 1A2A, 3.814%, 3/25/2037 (e)	5,189,361	4,692,178
Citigroup Mortgage Loan Trust, Series 2018-C, Class A1, 4.125%, 3/25/2059 (a)(d)	13,324,378	13,362,499
Citigroup Mortgage Loan Trust, Inc., Series 2005-12, Class 2A1, 3.277% (1 Month LIBOR USD + 0.800%), 8/25/2035 (a)(b)	4,418,808	4,137,604
Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2, 4.430%, 8/25/2035 (e)	1,155,815	1,170,621
Citigroup Mortgage Loan Trust, Inc., Series 2005-9, Class 22A3, 6.000%, 10/25/2035	2,979,688	2,200,318
Citigroup Mortgage Loan Trust, Inc., Series 2005-7, Class 2A2A, 4.741%, 11/25/2035 (e)	3,511,257	3,090,510
Citigroup Mortgage Loan Trust, Inc., Series 2014-6, Class 2A1, 2.686% (1 Month LIBOR USD + 0.200%), 4/25/2038 (a)(b)	1,303,410	1,287,090
Citigroup Mortgage Loan Trust, Inc., Series 2017-RP2, Class A1, 3.250%, 7/25/2067 (a)(e)	21,449,099	21,252,668
CitiMortgage Alternative Loan Trust, Series 2006-A4, Class 1A5, 3.127% (1 Month LIBOR USD + 0.650%), 9/25/2036 (b)	2,931,397	2,417,236
CitiMortgage Alternative Loan Trust, Series 2006-A6, Class 1APO, 0.000%, 11/25/2036 (c)	99,258	61,109
CitiMortgage Alternative Loan Trust, Series 2006-A7, Class 1A9, 3.127% (1 Month LIBOR USD + 0.650%), 12/25/2036 (b)	8,165,636	6,366,199
CitiMortgage Alternative Loan Trust, Series 2006-A7, Class 1A1, 6.000%, 12/25/2036 (e)	4,390,206	3,926,200
CitiMortgage Alternative Loan Trust, Series 2007-A1, Class 1A2, 3.027% (1 Month LIBOR USD + 0.550%), 1/25/2037 (b)	14,940,319	12,469,116
CitiMortgage Alternative Loan Trust, Series 2007-A2, Class 1A4, 6.000%, 2/25/2037	1,774,462	1,617,161
CitiMortgage Alternative Loan Trust, Series 2007-A3, Class APO, 0.000%, 3/25/2037 (c)	165,649	95,753
CitiMortgage Alternative Loan Trust, Series 2007-A3, Class 1A2, 3.077% (1 Month LIBOR USD + 0.600%), 3/25/2037 (b)	4,751,399	3,834,327
CitiMortgage Alternative Loan Trust, Series 2007-A4, Class APO, 0.000%, 4/25/2037 (c)	254,862	154,722
CitiMortgage Alternative Loan Trust, Series 2007-A4, Class 1A9, 3.077% (1 Month LIBOR USD + 0.600%), 4/25/2037 (b)	3,139,520	2,506,002
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A3, 2.977% (1 Month LIBOR USD + 0.500%), 5/25/2037 (b)	8,343,759	6,572,220
CitiMortgage Alternative Loan Trust, Series 2007-A6, Class 1A1, 3.077% (1 Month LIBOR USD + 0.600%), 6/25/2037 (b)	3,371,258	2,698,945
Cloverleaf Cold Storage Trust, Series 2019-CHL2, Class A, 3.553% (1 Month LIBOR USD + 1.080%), 3/17/2036 (a)(b)	5,000,000	5,014,070
Cloverleaf Cold Storage Trust, Series 2019-CHL2, Class E, 4.773% (1 Month LIBOR USD + 2.300%), 3/17/2036 (a)(b)	4,000,000	4,022,532
Cloverleaf Cold Storage Trust, Series 2019-CHL2, Class F, 5.223% (1 Month LIBOR USD + 2.750%), 3/17/2036 (a)(b)	15,000,000	15,093,885
Cloverleaf Cold Storage Trust, Series 2019-CHL2, Class G, 6.273% (1 Month LIBOR USD + 3.800%), 3/17/2036 (a)(b)	4,055,000	4,082,923
COLT Mortgage Loan Trust, Series 2017-1, Class A3, 3.074%, 5/27/2047 (a)(e)	776,319	780,847
COLT Mortgage Loan Trust, Series 2017-1, Class M1, 4.189%, 5/27/2047 (a)(e)	4,000,000	4,057,580
COLT Mortgage Loan Trust, Series 2017-2, Class B1, 4.563%, 10/25/2047 (a)(e)	2,991,914	3,031,907
COLT Mortgage Loan Trust, Series 2018-1, Class B1, 4.362%, 2/25/2048 (a)(e)	3,761,000	3,753,008
COLT Mortgage Loan Trust, Series 2018-2, Class M1, 4.189%, 7/27/2048 (a)	2,191,723	2,198,175
COLT Mortgage Loan Trust, Series 2019-1, Class A2, 3.909%, 3/25/2049 (a)	8,910,498	8,946,595
Commercial Mortgage Trust, Series 2014-TWC, Class F, 6.723% (1 Month LIBOR USD + 4.250%), 2/13/2032 (a)(b)	5,000,000	5,018,110
Commercial Mortgage Trust, Series 2013-CR8, Class ASFL, 3.222% (1 Month LIBOR USD + 0.740%), 6/12/2046 (a)(b)	3,344,145	3,373,484
Commercial Mortgage Trust, Series 2013-CR12, Class D, 5.254%, 10/15/2046 (a)(e)(k)	5,000,000	4,529,945

Commercial Mortgage Trust, Series 2015-DC1, Class D, 4.496%, 2/12/2048 (a)(e)(k)	5,000,000	4,537,915
Connecticut Avenue Securities Trust, Series 2019-R02, Class 1M1, 3.327% (1 Month LIBOR USD + 0.850%), 8/25/2031 (a)(b)	2,464,873	2,474,878
CORE Mortgage Trust, Series 2019-CORE, Class E, 4.373% (1 Month LIBOR USD + 1.900%), 12/15/2031 (a)(b)	6,750,000	6,762,663
CORE Mortgage Trust, Series 2019-CORE, Class F, 4.823% (1 Month LIBOR USD + 2.350%), 12/15/2031 (a)(b)	4,000,000	4,008,756
CountryWide Alternative Loan Trust, Series 2004-J10, Class 1A3, 4.250%, 10/25/2034	69,173	69,306
CountryWide Alternative Loan Trust, Series 2004-32CB, Class 2A2, 2.877% (1 Month LIBOR USD + 0.400%), 2/25/2035 (b)	1,307,943	1,187,548
CountryWide Alternative Loan Trust, Series 2005-3CB, Class 1A4, 5.250%, 3/25/2035	710,326	702,338
CountryWide Alternative Loan Trust, Series 2005-14, Class 2X, 0.993%, 5/25/2035 (e)(g)(h)	38,126,312	1,014,312
CountryWide Alternative Loan Trust, Series 2005-16, Class X2, 0.751%, 6/25/2035 (e)(g)(h)	31,540,703	1,570,853
CountryWide Alternative Loan Trust, Series 2005-24, Class 1AX, 0.235%, 7/20/2035 (e)(g)(h)	21,612,227	604,364
CountryWide Alternative Loan Trust, Series 2005-24, Class 4A1, 2.717% (1 Month LIBOR USD + 0.230%), 7/20/2035 (b)	7,795,036	7,540,482
CountryWide Alternative Loan Trust, Series 2005-24, Class 2A1A, 3.755% (12 Month US Treasury Average + 1.310%), 7/20/2035 (b)	1,029,183	957,219
CountryWide Alternative Loan Trust, Series 2005-26CB, Class A7, 2.777% (1 Month LIBOR USD + 0.300%), 7/25/2035 (b)(k)	8,746,145	7,164,046
CountryWide Alternative Loan Trust, Series 2005-27, Class 2X1, 0.305%, 8/25/2035 (e)(g)(h)	39,910,929	1,436,714
CountryWide Alternative Loan Trust, Series 2005-27, Class 1X1, 1.254%, 8/25/2035 (e)(g)(h)	10,761,546	378,354
CountryWide Alternative Loan Trust, Series 2005-27, Class 1A4, 2.981%, 8/25/2035 (e)	1,383,185	1,205,367
CountryWide Alternative Loan Trust, Series 2005-J12, Class 2A1, 3.017% (1 Month LIBOR USD + 0.540%), 8/25/2035 (b)	7,818,860	5,329,280
CountryWide Alternative Loan Trust, Series 2005-27, Class 1A5, 3.071%, 8/25/2035 (e)	1,027,472	1,013,529
CountryWide Alternative Loan Trust, Series 2005-J9, Class 1A6, 5.500%, 8/25/2035	990,004	839,574
CountryWide Alternative Loan Trust, Series 2005-41, Class 2X2, 0.715%, 9/25/2035 (e)(h)	5,896,682	353,111
CountryWide Alternative Loan Trust, Series 2005-38, Class X, 0.881%, 9/25/2035 (e)(g)(h)	101,909,047	3,336,196
CountryWide Alternative Loan Trust, Series 2005-41, Class 1A1, 2.807% (1 Month LIBOR USD + 0.330%), 9/25/2035 (b)	962,618	850,154
CountryWide Alternative Loan Trust, Series 2005-37T1, Class A5, 2.927% (1 Month LIBOR USD + 0.450%), 9/25/2035 (b)	9,272,061	7,010,272
CountryWide Alternative Loan Trust, Series 2005-42CB, Class A4, 3.157% (1 Month LIBOR USD + 0.680%), 10/25/2035 (b)	2,663,268	2,056,176
CountryWide Alternative Loan Trust, Series 2005-51, Class 3X2, 0.324%, 11/20/2035 (e)(g)(h)	25,483,152	1,614,205
CountryWide Alternative Loan Trust, Series 2005-59, Class 2X, 0.526%, 11/20/2035 (e)(g)(h)	148,432,890	7,485,916
CountryWide Alternative Loan Trust, Series 2005-51, Class 4X, 0.540%, 11/20/2035 (e)(g)(h)	29,880,203	1,835,063
CountryWide Alternative Loan Trust, Series 2005-51, Class 1X, 1.257%, 11/20/2035 (e)(g)(h)	39,317,936	3,145,631
CountryWide Alternative Loan Trust, Series 2005-56, Class 4X, 1.294%, 11/25/2035 (e)(g)(h)	41,849,652	2,586,560
CountryWide Alternative Loan Trust, Series 2005-56, Class 3A1, 2.767% (1 Month LIBOR USD + 0.290%), 11/25/2035 (b)	681,998	592,056
CountryWide Alternative Loan Trust, Series 2005-J11, Class 1A4, 2.877% (1 Month LIBOR USD + 0.400%), 11/25/2035 (b)	5,426,946	3,704,672
CountryWide Alternative Loan Trust, Series 2005-63, Class 3A1, 4.088%, 11/25/2035 (e)	3,824,461	3,607,067
CountryWide Alternative Loan Trust, Series 2005-61, Class 1A1, 2.997% (1 Month LIBOR USD + 0.520%), 12/25/2035 (b)	2,689,107	2,581,126
CountryWide Alternative Loan Trust, Series 2005-70CB, Class A4, 5.500%, 12/25/2035	7,165,395	6,679,660
CountryWide Alternative Loan Trust, Series 2005-J14, Class A8, 5.500%, 12/25/2035	2,923,670	2,598,438
CountryWide Alternative Loan Trust, Series 2005-75CB, Class A3, 5.500%, 1/25/2036	2,414,963	2,298,233
CountryWide Alternative Loan Trust, Series 2006-OA3, Class X, 1.293%, 5/25/2036 (e)(h)	32,868,949	2,112,454
CountryWide Alternative Loan Trust, Series 2006-24CB, Class A5, 3.077% (1 Month LIBOR USD + 0.600%), 8/25/2036 (b)	6,010,722	3,952,494
CountryWide Alternative Loan Trust, Series 2006-19CB, Class A9, 3.177% (1 Month LIBOR USD + 0.700%), 8/25/2036 (b)	3,294,031	2,450,331
CountryWide Alternative Loan Trust, Series 2006-26CB, Class A15, 6.000% (1 Month LIBOR USD + 0.550%), 9/25/2036 (b)	908,016	720,522
CountryWide Alternative Loan Trust, Series 2006-29T1, Class 2A13, 2.777% (1 Month LIBOR USD + 0.300%), 10/25/2036 (b)	2,733,153	1,852,512
CountryWide Alternative Loan Trust, Series 2006-27CB, Class A4, 6.000%, 11/25/2036	1,018,975	909,339
CountryWide Alternative Loan Trust, Series 2006-36T2, Class 1A4, 5.750%, 12/25/2036	9,542,067	6,330,580
CountryWide Alternative Loan Trust, Series 2006-40T1, Class 1A5, 6.000%, 1/25/2037	906,182	801,840
CountryWide Alternative Loan Trust, Series 2006-J8, Class A2, 6.000%, 2/25/2037	2,807,851	1,974,122
CountryWide Alternative Loan Trust, Series 2007-AL1, Class XP, 0.765%, 6/25/2037 (e)(h)	29,339,424	1,990,944
CountryWide Alternative Loan Trust, Series 2006-OA1, Class 1X, 0.927%, 3/20/2046 (e)(h)	20,734,657	897,645
CountryWide Alternative Loan Trust, Series 2006-OA7, Class 1X, 0.574%, 6/25/2046 (e)(h)	28,957,839	440,188
CountryWide Alternative Loan Trust, Series 2006-OA10, Class XNB, 0.471%, 8/25/2046 (e)(h)	47,344,936	2,464,919
CountryWide Alternative Loan Trust, Series 2006-OA10, Class XPP, 0.647%, 8/25/2046 (e)(h)	26,357,548	982,346
CountryWide Alternative Loan Trust, Series 2006-OA11, Class A1B, 2.667% (1 Month LIBOR USD + 0.190%), 9/25/2046 (b)	1,546,468	1,418,312
CountryWide Alternative Loan Trust, Series 2006-OA17, Class 2A1, 2.666% (11th District Cost of Funds Index + 1.500%), 12/20/2046 (b)	3,166,567	2,707,003
CountryWide Alternative Loan Trust, Series 2007-OA3, Class 1A1, 2.617% (1 Month LIBOR USD + 0.140%), 4/25/2047 (b)	6,646,804	6,280,526
CountryWide Alternative Loan Trust, Series 2007-13, Class A1, 6.000%, 6/25/2047	4,172,898	3,647,831
CountryWide Alternative Loan Trust, Series 2007-HY7C, Class A4, 2.707% (1 Month LIBOR USD + 0.230%), 8/25/2047 (b)	1,132,961	1,056,629
CountryWide Alternative Loan Trust, Series 2007-OA10, Class X, 2.000%, 9/25/2047 (e)(g)(h)	4,148,836	335,823
CountryWide Alternative Loan Trust Resecuritization, Series 2005-59R, Class A, 0.859%, 12/20/2035 (a)(e)(g)(h)	24,250,841	1,205,728
CountryWide Alternative Loan Trust Resecuritization, Series 2005-58R, Class A, 0.998%, 12/20/2035 (a)(e)(h)	104,135,262	4,558,938
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB3, Class 2A, 3.649%, 6/20/2034 (e)	757,418	749,891
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 1X, 0.459%, 2/25/2035 (e)(g)(h)	24,438,337	573,910
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 2X, 0.569%, 2/25/2035 (e)(g)(h)	41,029,375	867,894
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 2A3, 3.217% (1 Month LIBOR USD + 0.740%), 2/25/2035 (b)	2,565,769	2,416,025
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-2, Class 2X, 0.773%, 3/25/2035 (e)(g)(h)	16,827,775	571,505
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-7, Class 3X, 0.856%, 3/25/2035 (e)(g)(h)	1,714,691	63,094
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-1, Class 1X, 1.188%, 3/25/2035 (e)(g)(h)	7,499,236	396,747
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-7, Clas 3A2, 2.947%, 3/25/2035 (e)	6,312,157	5,674,427
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-2, Class 1A1, 3.117% (1 Month LIBOR USD + 0.640%), 3/25/2035 (b)	1,388,324	1,288,385
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-11, Class 4X, 0.883%, 4/25/2035 (e)(g)(h)	15,535,172	339,925
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-9, Class 1X, 0.765%, 5/25/2035 (e)(g)(h)	63,226,073	2,255,970

CountryWide Home Loan Mortgage Pass-Through Trust, Series 2006-8, Class 1A1, 6.000%, 5/25/2036	3,078,527	2,917,258
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2006-12, Class X, 0.193%, 7/25/2036 (e)(g)(h)	47,073,490	320,712
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-HYB1, Class 2A1, 3.586%, 3/25/2037 (e)	1,613,548	1,526,465
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-4, Class 1A1, 6.000%, 5/25/2037	1,757,784	1,401,309
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-7, Class A3, 5.750%, 6/25/2037	1,209,179	1,067,089
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-J2, Class 2A1, 3.127% (1 Month LIBOR USD + 0.650%), 7/25/2037 (b)	6,775,955	3,404,274
Credit Suisse Commercial Mortgage Securities Corp., Series 2019-SKLZ, Class A, 3.723% (1 Month LIBOR USD + 1.250%), 1/17/2034 (a)(b)	6,100,000	6,124,803
Credit Suisse Commercial Mortgage Securities Corp., Series 2019-SKLZ, Class C, 5.223% (1 Month LIBOR USD + 2.750%), 1/17/2034 (a)(b)	2,750,000	2,770,647
Credit Suisse Commercial Mortgage Securities Corp., Series 2019-SKLZ, Class D, 6.073% (1 Month LIBOR USD + 3.600%), 1/17/2034 (a)(b)	6,500,000	6,575,309
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 4A2, 2.827% (1 Month LIBOR USD + 0.350%), 10/25/2035 (b)	1,580,498	1,373,469
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 6A12, 5.500%, 11/25/2035	3,704,031	3,293,891
Credit Suisse Mortgage Capital Certificates, Series 2006-2, Class 6A8, 5.750%, 3/25/2036	1,977,626	1,825,790
Credit Suisse Mortgage Capital Certificates, Series 2019-RPL4, Class A2, 3.547%, 7/1/2058 (a)	15,000,000	14,339,477
Credit Suisse Mortgage Capital Certificates, Series 2019-RPL4, Class A1, 3.830%, 7/1/2058 (a)	25,000,000	24,999,783
Credit Suisse Mortgage Trust, Series 2017-HD, Class E, 6.123% (1 Month LIBOR USD + 3.650%), 2/18/2031 (a)(b)	8,000,000	8,017,136
Credit Suisse Mortgage Trust, Series 2015-6R, Class 1A2, 4.153%, 7/27/2035 (a)(e)	6,819,327	5,745,371
Credit Suisse Mortgage Trust, Series 2010-20R, Class 5A4, 3.500%, 9/27/2035 (a)(e)	8,969,737	9,071,947
Credit Suisse Mortgage Trust, Series 2014-3R, Class 1A1, 2.936% (1 Month LIBOR USD + 0.450%), 3/27/2036 (a)(b)	5,039,747	4,885,908
Credit Suisse Mortgage Trust, Series 2016-NXSR, Class C, 4.506%, 12/17/2049 (e)	5,000,000	5,036,185
CSAIL Commercial Mortgage Trust, Series 2018-C14, Class C, 5.056%, 11/17/2051 (e)	9,000,000	9,154,017
CSAIL Commercial Mortgage Trust, Series 2019-C15, Class C, 5.147%, 3/15/2052 (e)	4,750,000	4,944,569
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class AS, 3.849%, 6/15/2057 (e)	4,500,000	4,677,399
CSMC Mortgage-Backed Trust, Series 2006-4, Class 1A1, 3.177% (1 Month LIBOR USD + 0.700%), 5/25/2036 (b)	2,532,646	1,682,814
CSMC Mortgage-Backed Trust, Series 2006-4, Class 1A3, 6.000%, 5/25/2036	1,655,443	1,453,544
CSMC Mortgage-Backed Trust, Series 2006-9, Class 2A1, 5.500%, 11/25/2036	797,252	763,951
CSMC Trust, Series 2017-PFHP, Class G, 8.623% (1 Month LIBOR USD + 6.150%), 12/15/2030 (a)(b)	5,500,000	5,532,656
CSMC Trust, Series 2018-RPL3, 3.535%, 7/25/2050 (a)(e)(g)(h)	15,183,900	13,611,258
CSMC Trust, Series 2018-RPL7, Class A1, 4.000%, 8/26/2058 (a)	42,249,269	42,371,538
CSMC Trust, Series 2019-RPL2, Class A1, 4.340%, 11/25/2058 (a)	19,906,232	19,960,416
CSMC Trust, Series 2018-RPL2, Class A2, 4.209%, 8/25/2062 (a)(e)	24,800,000	24,832,786
CSMCM Trust, Series 2018-RPL1, Class CERT, 3.046%, 7/25/2057 (a)(e)(g)(h)	18,554,722	15,972,703
CSMCM Trust, Series 2018-SP3, Class CERT, 3.249%, 10/25/2058 (a)(e)(h)	21,887,558	20,960,664
CSWF Trust, Series 2018-TOP, Class E, 4.723% (1 Month LIBOR USD + 2.250%), 8/15/2035 (a)(b)	7,750,000	7,779,086
CSWF Trust, Series 2018-TOP, Class G, 5.723% (1 Month LIBOR USD + 3.250%), 8/15/2035 (a)(b)	7,000,000	6,978,720
CSWF Trust, Series 2018-TOP, Class H, 5.886% (1 Month LIBOR USD + 3.413%), 8/15/2035 (a)(b)	4,750,000	4,654,506
DBGS Mortgage Trust, Series 2018-BIOD, Class F, 4.473% (1 Month LIBOR USD + 2.000%), 5/15/2035 (a)(b)	4,176,625	4,081,114
Deephaven Residential Mortgage Trust, Series 2017-1A, Class A3, 3.485%, 12/26/2046 (a)(e)	427,878	426,541
Deephaven Residential Mortgage Trust, Series 2017-1A, Class M1, 4.498%, 12/26/2046 (a)(e)	3,250,000	3,255,941
Deephaven Residential Mortgage Trust, Series 2017-2A, Class A3, 2.708%, 6/25/2047 (a)(e)	1,589,852	1,593,071
Deephaven Residential Mortgage Trust, Series 2017-2A, Class M1, 3.897%, 6/25/2047 (a)(e)	5,077,154	5,125,834
Deephaven Residential Mortgage Trust, Series 2017-2A, Class B1, 5.269%, 6/25/2047 (a)(e)	6,050,570	6,067,681
Deephaven Residential Mortgage Trust, Series 2017-3A, Class A1, 2.577%, 10/25/2047 (a)(e)	2,147,482	2,148,567
Deephaven Residential Mortgage Trust, Series 2017-3A, Class M1, 3.511%, 10/25/2047 (a)(e)	3,830,165	3,859,611
Deephaven Residential Mortgage Trust, Series 2017-3A, Class B1, 4.814%, 10/25/2047 (a)(e)	1,729,894	1,748,987
Deephaven Residential Mortgage Trust, Series 2018-1A, Class A2, 3.027%, 12/25/2057 (a)(e)	882,340	881,699
Deephaven Residential Mortgage Trust, Series 2018-1A, Class B1, 4.340%, 12/25/2057 (a)(e)	5,400,000	5,336,577
Deephaven Residential Mortgage Trust, Series 2018-2A, Class M1, 4.375%, 4/25/2058 (a)	2,628,524	2,669,537
Deephaven Residential Mortgage Trust, Series 2018-2A, Class B1, 4.776%, 4/25/2058 (a)	3,178,762	3,185,879
Deephaven Residential Mortgage Trust, Series 2018-4A, Class B2, 6.125%, 10/25/2058 (a)	6,710,000	6,703,800
Deephaven Residential Mortgage Trust, Series 2019-1A, Class A2, 3.897%, 1/25/2059 (a)	1,069,685	1,073,101
Deephaven Residential Mortgage Trust, Series 2019-1A, Class B1, 5.252%, 1/25/2059 (a)	7,162,000	7,185,742
Deephaven Residential Mortgage Trust, Series 2019-1A, Class B2, 6.037%, 1/25/2059 (a)	5,500,000	5,518,574
Deephaven Residential Mortgage Trust, Series 2019-2A, Class A1, 3.558%, 4/25/2059 (a)	10,000,000	10,021,410
Deustche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-5, Class 2A7, 5.500%, 11/25/2035	439,274	363,312
Deutchse Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR2, Class A4, 2.612% (1 Month LIBOR USD + 0.135%), 3/25/2037 (b)	1,449,321	1,389,093
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-2, Class 1A5, 2.977% (1 Month LIBOR USD + 0.500%), 4/25/2035 (b)	650,476	620,646
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-AR1, Class 1A1, 2.787% (1 Month LIBOR USD + 0.310%), 8/25/2035 (b)	3,875,321	3,459,770
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-5, Class 2A4, 5.500%, 11/25/2035	2,916,793	2,605,594
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-6, Class 1A4, 5.500%, 12/25/2035	731,053	691,565
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR1, Class 1A3, 2.807% (1 Month LIBOR USD + 0.330%), 2/25/2036 (b)	23,306,685	22,448,883
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR1, Class 2A1, 4.239%, 2/25/2036 (e)	907,895	807,460
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR2, Class 1A2, 2.657% (1 Month LIBOR USD + 0.180%), 5/25/2036 (b)	23,230,043	21,881,260
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR3, Class A2, 2.597% (1 Month LIBOR USD + 0.120%), 8/25/2036 (b)	1,139,098	1,078,793
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR4, Class A2, 2.667% (1 Month LIBOR USD + 0.190%), 12/25/2036 (b)(k)	21,491,689	12,857,919
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR6, Class A4, 2.647% (1 Month LIBOR USD + 0.170%), 2/25/2037 (b)	1,910,463	1,860,609
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR6, Class A6, 2.667% (1 Month LIBOR USD + 0.190%), 2/25/2037 (b)	2,671,895	2,423,005
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR2, Class A1, 2.627% (1 Month LIBOR USD + 0.150%), 3/25/2037 (b)	14,251,806	13,442,745
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-BAR1, Class A3, 2.637% (1 Month LIBOR USD + 0.160%), 3/25/2037 (b)(k)	22,307,255	15,613,182
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-BAR1, Class A4, 2.717% (1 Month LIBOR USD + 0.240%), 3/25/2037 (b)	74,705,946	9,616,000

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AB1, Class PO, 0.000%, 4/25/2037 (c)	928,034	658,232
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AB1, Class A1, 2.777% (1 Month LIBOR USD + 0.300%), 4/25/2037 (b)	20,184,541	14,119,975
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR3, Class 2A5, 2.677% (1 Month LIBOR USD + 0.200%), 6/25/2037 (b)	19,109,243	17,440,203
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR3, Class 2A4, 2.827% (1 Month LIBOR USD + 0.350%), 6/25/2037 (b)	27,835,897	24,373,445
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR1, Class A2, 2.657% (1 Month LIBOR USD + 0.180%), 1/25/2047 (b)	726,011	654,528
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR1, Class A5, 2.717% (1 Month LIBOR USD + 0.240%), 1/25/2047 (b)	4,053,086	3,515,858
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA1, Class A1, 2.627% (1 Month LIBOR USD + 0.150%), 2/25/2047 (b)	9,883,047	8,210,301
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-OA1, Class A1, 2.677% (1 Month LIBOR USD + 0.200%), 2/25/2047 (b)	10,865,381	10,306,542
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA3, Class A1, 2.617% (1 Month LIBOR USD + 0.140%), 7/25/2047 (b)(k)	39,995,859	37,742,892
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA4, Class 1A1B, 2.607% (1 Month LIBOR USD + 0.130%), 8/25/2047 (b)	10,331,898	9,732,514
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA4, Class 1A1A, 2.667% (1 Month LIBOR USD + 0.190%), 8/25/2047 (b)	11,362,159	10,889,766
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA5, Class A1A, 2.677% (1 Month LIBOR USD + 0.200%), 8/25/2047 (b)	2,120,033	1,987,512
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA4, Class 2A1, 2.677% (1 Month LIBOR USD + 0.200%), 8/25/2047 (b)(k)	19,514,969	18,580,378
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA4, Class A4, 2.687% (1 Month LIBOR USD + 0.210%), 8/25/2047 (b)	32,319,629	31,324,023
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-3, Class 1A1, 4.202% (1 Month LIBOR USD + 1.700%), 10/25/2047 (b)(k)	34,679,642	32,830,974
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB1, Class A2D, 5.720%, 2/25/2036 (e)	6,526,166	6,482,604
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A2, 5.270%, 6/25/2036 (e)	2,942,926	2,875,733
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A1, 5.270%, 6/25/2036 (e)	661,443	647,535
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A8, 5.270%, 6/25/2036 (e)	5,488,933	5,326,257
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A5B, 5.270%, 6/25/2036 (d)	643,962	618,602
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 5.270%, 6/25/2036 (e)	928,601	906,740
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A1, 6.250%, 7/25/2036 (e)	350,069	312,639
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A5B, 6.300%, 7/25/2036 (d)	339,377	308,970
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A2, 6.420%, 7/25/2036 (e)	3,498,441	3,123,751
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4, Class A4B, 6.000%, 10/25/2036 (d)	10,826,804	10,385,525
Deutsche Mortgage Securities, Inc. Re-REMIC Trust, Series 2007-WM1, Class A1, 3.688%, 6/27/2037 (a)(e)(k)	24,529,286	24,665,792
DSLA Mortgage Loan Trust, Series 2005-AR2, Class C, 0.000%, 3/19/2045	1	500,804
DSLA Mortgage Loan Trust, Series 2006-AR2, Class 1A1A, 2.677% (1 Month LIBOR USD + 0.190%), 10/19/2036 (b)	18,592,175	16,574,590
DSLA Mortgage Loan Trust, Series 2006-AR2, Class 2A1A, 2.687% (1 Month LIBOR USD + 0.200%), 10/19/2036 (b)	28,468,929	25,835,155
DSLA Mortgage Loan Trust, Series 2007-AR1, Class 2A1A, 2.627% (1 Month LIBOR USD + 0.140%), 3/19/2037 (b)(k)	41,084,457	38,395,191
DSLA Mortgage Loan Trust, Series 2007-AR1, Class 1A1A, 2.627% (1 Month LIBOR USD + 0.140%), 3/19/2037 (b)(k)	45,314,247	42,044,416
DSLA Mortgage Loan Trust, Series 2004-AR1, Class X2, 0.863%, 9/19/2044 (e)(h)	31,500,930	1,060,920
DSLA Mortgage Loan Trust, Series 2004-AR1, Class A2A, 3.307% (1 Month LIBOR USD + 0.820%), 9/19/2044 (b)	1,638,735	1,605,688
DSLA Mortgage Loan Trust, Series 2004-AR4, Class X2, 0.749%, 1/19/2045 (e)(g)(h)	27,952,397	430,215
DSLA Mortgage Loan Trust, Series 2005-AR1, Class C, 0.000%, 2/19/2045 (e)	1,000,000	9,192
DSLA Mortgage Loan Trust, Series 2005-AR1, Class X2, 0.983%, 3/19/2045 (e)(h)	53,016,241	1,323,710
DSLA Mortgage Loan Trust, Series 2005-AR1, Class 1A, 2.757% (1 Month LIBOR USD + 0.270%), 3/19/2045 (b)(k)	32,563,106	30,245,231
DSLA Mortgage Loan Trust, Series 2005-AR2, Class 2A1A, 2.697% (1 Month LIBOR USD + 0.210%), 6/19/2045 (b)	7,325,069	7,084,858
DSLA Mortgage Loan Trust, Series 2005-AR2, Class 2A1C, 2.707% (1 Month LIBOR USD + 0.220%), 6/19/2045 (b)	5,300,391	5,139,132
DSLA Mortgage Loan Trust, Series 2005-AR4, Class 1A, 2.747% (1 Month LIBOR USD + 0.260%), 8/19/2045 (b)	308,950	273,005
DSLA Mortgage Loan Trust, Series 2005-AR4, Class 2A1A, 2.747% (1 Month LIBOR USD + 0.260%), 8/19/2045 (b)	2,429,631	2,381,310
DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 2.817% (1 Month LIBOR USD + 0.330%), 9/19/2045 (b)	14,299,499	11,756,219
DSLA Mortgage Loan Trust, Series 2006-AR1, Class 1A1A, 3.365% (12 Month US Treasury Average + 0.920%), 3/19/2046 (b)	17,860,066	16,610,754
Ellington Financial Mortgage Trust, Series 2017-1, Class A1, 2.687%, 10/25/2047 (a)(e)	4,489,797	4,494,925
Ellington Financial Mortgage Trust, Series 2017-1, Class B1, 5.178%, 10/25/2047 (a)(e)	4,560,564	4,569,808
Ellington Financial Mortgage Trust, Series 2018-1, Class AFLA, 3.227% (1 Month LIBOR USD + 0.750%), 10/25/2058 (a)(b)	1,858,504	1,863,224
Ellington Financial Mortgage Trust, Series 2018-1, Class AFLB, 3.377% (1 Month LIBOR USD + 0.900%), 10/25/2058 (a)(b)	10,543,628	10,570,409
Ellington Financial Mortgage Trust, Series 2018-1, Class B1, 5.574%, 10/25/2058 (a)	6,416,080	6,432,377
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA9, Class 3A1, 4.246%, 11/25/2035 (e)	2,542,790	2,306,476
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A18, 5.500%, 11/25/2035	12,299	10,787
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA1, Class 1A8, 2.977% (1 Month LIBOR USD + 0.500%), 4/25/2036 (b)	5,378,164	3,440,111
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA1, Class 1A12, 6.000%, 4/25/2036	318,412	270,359
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA2, Class 2A1, 4.068%, 5/25/2036 (e)	922,475	837,262
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA3, Class A13, 6.000%, 7/25/2036	2,066,242	1,821,965
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA3, Class A2, 6.000%, 7/25/2036	2,008,328	1,770,897
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA3, Class A3, 6.000%, 7/25/2036	10,690,770	9,351,281
First Horizon Alternative Mortgage Securities Trust, Series 2007-FA5, Class A9, 7.000%, 11/25/2037	12,686,017	8,404,182
First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 4A3, 4.573%, 9/25/2035 (e)	110,375	101,514
Flagstar Mortgage Trust, Series 2018-6RR, Class 1A2, 3.177% (1 Month LIBOR USD + 0.700%), 10/25/2048 (a)(b)	4,117,523	4,097,586
FNBA Mortgage Loan Trust, Series 2004-AR1, Class A3, 2.967% (1 Month LIBOR USD + 0.480%), 8/19/2034 (b)	4,436	4,390
Galton Funding Mortgage Trust, Series 2017-1, Class A21, 3.500%, 7/25/2056 (a)(e)	12,870,700	12,927,473
GMAC Mortgage Corp. Loan Trust, Series 2005-AR5, Class 5A1, 4.085%, 9/19/2035 (e)	221,595	208,290
GMACM Mortgage Loan Trust, Series 2006-AR1, Class 1A1, 4.264%, 4/19/2036 (e)	1,284,118	1,196,018
GreenPoint Mortgage Funding Trust, Series 2006-OH1, Class A1, 2.657% (1 Month LIBOR USD + 0.180%), 1/25/2037 (b)	8,556,874	7,985,994
GreenPoint Mortgage Funding Trust, Series 2007-AR1, Class 3A2, 2.637% (1 Month LIBOR USD + 0.160%), 2/25/2037 (b)	2,006,418	1,990,202
GreenPoint Mortgage Funding Trust, Series 2007-AR1, Class 3A3, 2.707% (1 Month LIBOR USD + 0.230%), 2/25/2037 (b)	18,556,608	15,955,862
GreenPoint Mortgage Funding Trust, Series 2007-AR2, Class 2A1, 2.677% (1 Month LIBOR USD + 0.200%), 5/25/2037 (b)	6,162,272	5,858,287
GreenPoint Mortgage Funding Trust, Series 2007-AR3, Class A1, 2.697% (1 Month LIBOR USD + 0.220%), 6/25/2037 (b)	5,243,173	5,021,670
GreenPoint Mortgage Funding Trust, Series 2005-AR4, Class 4A1A, 3.097% (1 Month LIBOR USD + 0.620%), 10/25/2045 (b)	2,087,299	1,891,921

GreenPoint MTA Trust, Series 2005-AR1, Class X1, 1.255%, 6/25/2045 (e)(g)(h)	13,168,769	559,120
GreenPoint MTA Trust, Series 2005-AR3, Class X1, 1.425%, 8/25/2045 (e)(g)(h)	37,706,676	2,513,640
GS Mortgage Securities Corp. II, Series 2017-SLP, Class E, 4.744%, 10/12/2032 (a)(e)	1,650,000	1,617,787
GS Mortgage Securities Corp. II, Series 2018-RIVR, Class G, 5.073% (1 Month LIBOR USD + 2.600%), 7/16/2035 (a)(b)	5,000,000	4,943,455
GS Mortgage Securities Corp. Trust, Series 2018-TWR, Class A, 3.373% (1 Month LIBOR USD + 0.900%), 7/15/2031 (a)(b)	250,000	250,393
GS Mortgage Securities Corp. Trust, Series 2018-RIVR, Class D, 3.806% (1 Month LIBOR USD + 1.334%), 7/16/2035 (a)(b)	7,000,000	6,954,983
GS Mortgage Securities Trust, Series 2018-HART, Class D, 4.673% (1 Month LIBOR USD + 2.200%), 10/15/2031 (a)(b)	4,250,000	4,248,453
GS Mortgage Securities Trust, Series 2018-HART, Class E, 5.223% (1 Month LIBOR USD + 2.750%), 10/15/2031 (a)(b)	7,300,000	7,318,272
GS Mortgage Securities Trust, Series 2018-HART, Class F, 6.373% (1 Month LIBOR USD + 3.900%), 10/15/2031 (a)(b)	1,250,000	1,252,680
GS Mortgage Securities Trust, Series 2014-GC22, Class C, 4.845%, 6/12/2047 (e)	293,000	302,005
GS Mortgage Securities Trust, Series 2014-GC24, Class D, 4.663%, 9/12/2047 (a)(e)(k)	12,000,000	10,296,360
GS Mortgage Securities Trust, Series 2015-GC34, Class C, 4.808%, 10/13/2048 (e)(k)	7,000,000	7,168,014
GS Mortgage Securities Trust, Series 2015-GS1, Class C, 4.568%, 11/13/2048 (e)(k)	10,100,000	10,018,281
GSAA Resecuritization Mortgage Trust, Series 2005-R1, Class 1A1, 2.977% (1 Month LIBOR USD + 0.500%), 4/25/2035 (a)(b)	1,877,568	1,533,425
GSMSC Resecuritization Trust, Series 2014-3R, Class 1B, 2.666% (1 Month LIBOR USD + 0.180%), 11/26/2036 (a)(b)	10,238,177	6,888,542
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B3, 2.632% (1 Month LIBOR USD + 0.150%), 2/26/2037 (a)(b)	5,707,000	4,737,535
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B4, 2.632% (1 Month LIBOR USD + 0.150%), 2/26/2037 (a)(b)	5,709,149	3,869,279
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B1, 2.632% (1 Month LIBOR USD + 0.150%), 2/26/2037 (a)(b)	5,707,000	5,240,658
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B2, 2.632% (1 Month LIBOR USD + 0.150%), 2/26/2037 (a)(b)	5,707,000	5,122,763
GSR Mortgage Loan Trust, Series 2005-AR3, Class 8A1, 4.450%, 5/25/2035 (e)	1,943,002	1,919,657
GSR Mortgage Loan Trust, Series 2005-AR3, Class 5A1, 4.922%, 5/25/2035 (e)	2,516,084	2,490,931
GSR Mortgage Loan Trust, Series 2005-6F, Class 3A1, 2.977% (1 Month LIBOR USD + 0.500%), 7/25/2035 (b)	1,197,143	1,167,317
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3, 4.310%, 10/25/2035 (e)	1,351,604	1,219,101
GSR Mortgage Loan Trust, Series 2006-1F, Class 2A5, 6.000%, 2/25/2036	1,747,731	1,667,456
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A4, 6.000%, 2/25/2036	504,917	431,395
GSR Mortgage Loan Trust, Series 2007-AR1, Class 2A1, 4.127%, 3/25/2037 (e)	10,152,326	9,493,440
GSR Mortgage Loan Trust, Series 2007-2F, Class 3A3, 6.000%, 3/25/2037	592,385	570,966
GSR Mortgage Loan Trust, Series 2007-2F, Class 3A7, 6.000%, 3/25/2037	12,873,873	12,491,364
GSR Mortgage Loan Trust, Series 2007-3F, Class 4A1, 2.777% (1 Month LIBOR USD + 0.300%), 4/25/2037 (b)	7,208,312	3,786,569
HarborView Mortgage Loan Trust, Series 2004-7, Class X1, 0.500%, 11/19/2034 (e)(g)(h)	3,603,754	47,912
HarborView Mortgage Loan Trust, Series 2004-8, Class 2A4A, 3.287% (1 Month LIBOR USD + 0.800%), 11/19/2034 (b)	356,089	347,817
HarborView Mortgage Loan Trust, Series 2004-9, Class 4A2, 3.267% (1 Month LIBOR USD + 0.780%), 12/19/2034 (b)	4,422,623	4,052,123
HarborView Mortgage Loan Trust, Series 2004-11, Class X1, 0.700%, 1/19/2035 (e)(g)(h)	10,749,518	221,548
HarborView Mortgage Loan Trust, Series 2005-1, Class X, 0.403%, 3/19/2035 (e)(g)(h)	13,559,529	645,854
HarborView Mortgage Loan Trust, Series 2005-3, Class X2, 0.894%, 6/19/2035 (e)(g)(h)	102,957,908	4,186,680
HarborView Mortgage Loan Trust, Series 2005-4, Class 3A1, 4.153%, 7/19/2035 (e)	1,510,198	1,416,609
HarborView Mortgage Loan Trust, Series 2005-8, Class 2A2A, 3.945% (12 Month US Treasury Average + 1.500%), 9/19/2035 (b)	3,284,641	3,045,634
HarborView Mortgage Loan Trust, Series 2005-12, Class X2B, 0.530%, 10/19/2035 (e)(h)	14,163,285	590,552
HarborView Mortgage Loan Trust, Series 2005-16, Class X3, 0.946%, 1/19/2036 (e)(g)(h)	13,057,545	764,506
HarborView Mortgage Loan Trust, Series 2005-16, Class 3A1A, 2.987% (1 Month LIBOR USD + 0.500%), 1/19/2036 (b)	1,545,999	1,305,856
HarborView Mortgage Loan Trust, Series 2005-13, Class X, 0.065%, 2/19/2036 (e)(g)(h)	25,900,228	446,857
HarborView Mortgage Loan Trust, Series 2006-13, Class X, 1.031%, 6/19/2036 (e)(h)	24,728,877	726,337
HarborView Mortgage Loan Trust, Series 2006-10, Class 2A1A, 2.667% (1 Month LIBOR USD + 0.180%), 11/19/2036 (b)(k)	32,226,860	30,815,194
HarborView Mortgage Loan Trust, Series 2006-11, Class A1A, 2.657% (1 Month LIBOR USD + 0.170%), 12/19/2036 (b)	4,203,312	3,833,996
HarborView Mortgage Loan Trust, Series 2006-12, Class 2A2A, 2.677% (1 Month LIBOR USD + 0.190%), 12/19/2036 (b)(k)	45,711,488	44,172,794
HarborView Mortgage Loan Trust, Series 2006-12, Class 2A13, 2.727% (1 Month LIBOR USD + 0.240%), 12/19/2036 (b)	1,848,808	1,715,880
HarborView Mortgage Loan Trust, Series 2006-SB1, Class A1A, 3.295% (12 Month US Treasury Average + 0.850%), 12/19/2036 (b)	10,876,982	10,263,009
HarborView Mortgage Loan Trust, Series 2006-14, Class 2A1A, 2.637% (1 Month LIBOR USD + 0.150%), 2/19/2037 (b)	43,049,821	40,502,132
HarborView Mortgage Loan Trust, Series 2007-1, Class 2A1A, 2.617% (1 Month LIBOR USD + 0.130%), 3/19/2037 (b)	20,375,335	19,343,773
HarborView Mortgage Loan Trust, Series 2007-2, Class 2A1A, 2.637% (1 Month LIBOR USD + 0.160%), 4/25/2037 (b)(k)	26,250,742	23,596,477
HarborView Mortgage Loan Trust, Series 2007-3, Class 2A1A, 2.687% (1 Month LIBOR USD + 0.200%), 5/19/2037 (b)(k)	42,359,764	40,718,196
HarborView Mortgage Loan Trust, Series 2007-6, Class 2A1A, 2.677% (1 Month LIBOR USD + 0.190%), 8/19/2037 (b)	2,841,062	2,748,341
HarborView Mortgage Loan Trust, Series 2007-6, Class 1A1A, 2.687% (1 Month LIBOR USD + 0.200%), 8/19/2037 (b)(k)	27,968,690	25,495,195
HarborView Mortgage Loan Trust, Series 2007-5, Class A1A, 2.677% (1 Month LIBOR USD + 0.190%), 9/19/2037 (b)	7,508,015	7,117,306
HarborView Mortgage Loan Trust, Series 2007-7, Class 1A1, 3.477% (1 Month LIBOR USD + 1.000%), 10/25/2037 (b)	26,113,037	23,869,300
HarborView Mortgage Loan Trust, Series 2005-11, Class X, 0.731%, 8/19/2045 (e)(g)(h)	18,589,668	644,392
HarborView Mortgage Loan Trust, Series 2005-15, Class X1, 1.018%, 10/20/2045 (e)(h)	10,535,331	527,831
HarborView Mortgage Loan Trust, Series 2005-15, Class 2A11, 2.757% (1 Month LIBOR USD + 0.270%), 10/20/2045 (b)	4,156,769	4,032,003
HarborView Mortgage Loan Trust, Series 2005-15, Class 3A11, 4.445% (12 Month US Treasury Average + 2.000%), 10/20/2045 (b)	6,274,827	6,083,727
HarborView Mortgage Loan Trust, Series 2006-4, Class X1, 1.261%, 5/19/2046 (e)(h)	75,085,792	4,478,417
HarborView Mortgage Loan Trust, Series 2006-5, Class X2, 0.957%, 7/19/2046 (e)(h)	20,870,460	545,721
HarborView Mortgage Loan Trust, Series 2006-13, Class A, 2.667% (1 Month LIBOR USD + 0.180%), 11/19/2046 (b)	10,401,309	9,188,194
HMH Trust, Series 2017-NSS, Class E, 6.292%, 7/5/2031 (a)	7,100,000	7,393,933
HomeBanc Mortgage Trust, Series 2005-1, Class A1, 2.727% (1 Month LIBOR USD + 0.250%), 3/25/2035 (b)	10,406,732	9,479,170
HomeBanc Mortgage Trust, Series 2005-1, Class A2, 2.787% (1 Month LIBOR USD + 0.310%), 3/25/2035 (b)	413,688	365,485
HomeBanc Mortgage Trust, Series 2005-3, Class A1, 2.717% (1 Month LIBOR USD + 0.240%), 7/25/2035 (b)(k)	2,130,906	2,111,289
HomeBanc Mortgage Trust, Series 2005-4, Class A2, 2.807% (1 Month LIBOR USD + 0.330%), 10/25/2035 (b)	1,269,598	1,254,138
HomeBanc Mortgage Trust, Series 2005-5, Class A1, 2.737% (1 Month LIBOR USD + 0.260%), 1/25/2036 (b)	5,886,660	5,781,518
HomeBanc Mortgage Trust, Series 2006-2, Class A1, 2.657% (1 Month LIBOR USD + 0.180%), 12/25/2036 (b)	1,146,024	1,119,694

HomeBanc Mortgage Trust, Series 2006-2, Class A2, 2.697% (1 Month LIBOR USD + 0.220%), 12/25/2036 (b)	2,863,253	2,819,826
HomeBanc Mortgage Trust, Series 2006-1, Class 3A2, 4.059%, 4/25/2037 (e)	8,770,287	8,076,215
Homeward Opportunities Fund I Trust, Series 2018-1, Class A1, 3.766%, 6/25/2048 (a)	2,415,197	2,438,878
Homeward Opportunities Fund I Trust, Series 2018-1, Class A3, 3.999%, 6/25/2048 (a)	966,079	969,147
Homeward Opportunities Fund I Trust, Series 2018-1, Class B1, 5.295%, 6/25/2048 (a)	3,964,213	3,976,803
Homeward Opportunities Fund I Trust, Series 2019-1, Class A2, 3.556%, 1/25/2059 (a)	30,603,000	30,841,550
Homeward Opportunities Fund I Trust, Series 2019-1, Class M1, 3.951%, 1/25/2059 (a)	14,500,000	14,612,897
Homeward Opportunities Fund I Trust, Series 2019-1, Class B1, 4.800%, 1/25/2059 (a)	3,761,000	3,790,377
HSI Asset Loan Obligation Trust, Series 2007-AR1, Class 2A1, 4.502%, 1/25/2037 (e)	1,007,441	896,822
IMPAC CMB Trust, Series 2004-4, Class 1A1, 3.117% (1 Month LIBOR USD + 0.640%), 9/25/2034 (b)	4,104,209	4,029,545
IMPAC CMB Trust, Series 2004-6, Class 1A2, 3.257% (1 Month LIBOR USD + 0.780%), 10/25/2034 (b)	4,402,712	4,321,592
IMPAC CMB Trust, Series 2004-10, Class 3A1, 3.177% (1 Month LIBOR USD + 0.700%), 3/25/2035 (b)	545,558	514,838
IMPAC CMB Trust, Series 2005-3, Class A3, 2.837% (1 Month LIBOR USD + 0.360%), 8/25/2035 (b)	10,484,710	10,111,780
IMPAC CMB Trust, Series 2005-3, Class A1, 2.957% (1 Month LIBOR USD + 0.480%), 8/25/2035 (b)	11,478,787	10,916,957
IMPAC CMB Trust, Series 2005-6, Class 1A2, 2.757% (1 Month LIBOR USD + 0.280%), 10/25/2035 (b)	3,400,996	3,290,715
IMPAC CMB Trust, Series 2005-6, Class 1A1, 2.977% (1 Month LIBOR USD + 0.500%), 10/25/2035 (b)	31,992,241	31,157,947
IMPAC CMB Trust, Series 2005-7, Class A2, 2.757% (1 Month LIBOR USD + 0.280%), 11/25/2035 (b)	3,463,790	3,149,881
IMPAC CMB Trust, Series 2005-7, Class A1, 2.997% (1 Month LIBOR USD + 0.520%), 11/25/2035 (b)(k)	28,982,732	27,504,613
IMPAC CMB Trust, Series 2007-A, Class A, 2.977% (1 Month LIBOR USD + 0.500%), 5/25/2037 (a)(b)	1,976,074	1,928,909
IMPAC Secured Assets CMN Owner Trust, Series 2005-2, Class A2D, 2.907% (1 Month LIBOR USD + 0.430%), 3/25/2036 (b)	1,207,721	1,031,378
IMPAC Secured Assets Trust, Series 2006-2, Class 1A2B, 2.647% (1 Month LIBOR USD + 0.170%), 8/25/2036 (b)	13,030,718	11,187,939
IMPAC Secured Assets Trust, Series 2006-2, Class 1A2C, 2.757% (1 Month LIBOR USD + 0.280%), 8/25/2036 (b)	5,631,065	4,698,493
IMPAC Secured Assets Trust, Series 2006-3, Class A1, 2.647% (1 Month LIBOR USD + 0.170%), 11/25/2036 (b)	14,634,838	13,739,362
IMPAC Secured Assets Trust, Series 2006-3, Class A7, 2.747% (1 Month LIBOR USD + 0.270%), 11/25/2036 (b)	17,582,541	12,934,755
IMPAC Secured Assets Trust, Series 2006-4, Class A1, 2.667% (1 Month LIBOR USD + 0.190%), 1/25/2037 (b)	11,341,906	9,421,993
IMPAC Secured Assets Trust, Series 2007-1, Class A2, 2.637% (1 Month LIBOR USD + 0.160%), 3/25/2037 (b)	4,627,912	4,327,815
IMPAC Secured Assets Trust, Series 2007-2, Class 1A1C, 2.857% (1 Month LIBOR USD + 0.380%), 5/25/2037 (b)	10,266,965	8,768,399
IndyMac Index Mortgage Loan Trust, Series 2004-AR2, Class AX2, 3.612%, 6/25/2034 (e)(g)(h)	19,336,832	11,152,440
IndyMac Index Mortgage Loan Trust, Series 2004-AR8, Class 2A2A, 3.277% (1 Month LIBOR USD + 0.800%), 11/25/2034 (b)	751,463	712,979
IndyMac Index Mortgage Loan Trust, Series 2004-AR14, Class 1A1B, 3.076% (1 Month LIBOR USD + 0.860%), 1/25/2035 (b)	416	416
IndyMac Index Mortgage Loan Trust, Series 2005-AR2, Class AX2, 0.749%, 2/25/2035 (e)(g)(h)	20,957,215	434,548
IndyMac Index Mortgage Loan Trust, Series 2005-AR4, Class AX2, 0.640%, 3/25/2035 (e)(g)(h)	27,084,973	1,266,683
IndyMac Index Mortgage Loan Trust, Series 2005-AR6, Class 2A1, 2.957% (1 Month LIBOR USD + 0.480%), 4/25/2035 (b)	2,525,096	2,422,545
IndyMac Index Mortgage Loan Trust, Series 2005-AR8, Class AX2, 0.886%, 5/25/2035 (e)(h)	4,130,938	135,222
IndyMac Index Mortgage Loan Trust, Series 2005-AR8, Class 2A1A, 2.937% (1 Month LIBOR USD + 0.460%), 5/25/2035 (b)	3,880,595	3,708,401
IndyMac Index Mortgage Loan Trust, Series 2005-AR5, Class 2A1, 4.031%, 5/25/2035 (e)	1,763,081	1,684,661
IndyMac Index Mortgage Loan Trust, Series 2005-AR7, Class 4A1, 4.315%, 6/25/2035 (e)	2,403,975	2,297,227
IndyMac Index Mortgage Loan Trust, Series 2005-AR12, Class AX2, 0.891%, 7/25/2035 (e)(g)(h)	36,179,624	973,340
IndyMac Index Mortgage Loan Trust, Series 2005-AR14, Class 2X, 0.614%, 8/25/2035 (e)(g)(h)	38,278,289	1,699,058
IndyMac Index Mortgage Loan Trust, Series 2005-AR14, Class 2A1A, 2.777% (1 Month LIBOR USD + 0.300%), 8/25/2035 (b)	7,385,051	6,995,579
IndyMac Index Mortgage Loan Trust, Series 2005-AR13, Class 1A1, 4.056%, 8/25/2035 (e)	3,534,069	2,970,215
IndyMac Index Mortgage Loan Trust, Series 2006-AR9, Class 3A3, 3.654%, 6/25/2036 (e)	1,063,384	1,049,056
IndyMac Index Mortgage Loan Trust, Series 2006-AR15, Class A2, 2.687% (1 Month LIBOR USD + 0.210%), 7/25/2036 (b)	6,469,809	5,938,431
IndyMac Index Mortgage Loan Trust, Series 2006-AR13, Class A3, 3.667%, 7/25/2036 (e)	5,253,734	4,649,365
IndyMac Index Mortgage Loan Trust, Series 2006-AR19, Class 3A1, 3.952%, 8/25/2036 (e)	16,398,422	15,166,786
IndyMac Index Mortgage Loan Trust, Series 2006-AR25, Class 5A1, 3.814%, 9/25/2036 (e)	8,727,331	7,952,501
IndyMac Index Mortgage Loan Trust, Series 2005-AR18, Class 2X, 0.155%, 10/25/2036 (e)(g)(h)	53,672,067	873,674
IndyMac Index Mortgage Loan Trust, Series 2005-AR18, Class 1X, 0.706%, 10/25/2036 (e)(g)(h)	74,931,014	3,699,644
IndyMac Index Mortgage Loan Trust, Series 2006-AR27, Class 2A2, 2.677% (1 Month LIBOR USD + 0.200%), 10/25/2036 (b)	6,232,880	5,940,122
IndyMac Index Mortgage Loan Trust, Series 2006-AR31, Class A3, 3.902%, 11/25/2036 (e)	4,827,925	4,771,583
IndyMac Index Mortgage Loan Trust, Series 2006-AR35, Class 2A1A, 2.647% (1 Month LIBOR USD + 0.170%), 1/25/2037 (b)	3,023,836	2,911,352
IndyMac Index Mortgage Loan Trust, Series 2007-AR1, Class 3A1, 3.561%, 3/25/2037 (e)	1,681,080	1,535,109
IndyMac Index Mortgage Loan Trust, Series 2007-AR1, Class 2A1, 3.818%, 6/25/2037 (e)	7,926,885	6,837,295
IndyMac Index Mortgage Loan Trust, Series 2007-AR9, Class 2A1, 3.955%, 6/25/2037 (e)	4,755,738	3,718,193
IndyMac Index Mortgage Loan Trust, Series 2007-AR2, Class A1, 4.288%, 6/25/2037 (e)	1,059,213	1,007,734
IndyMac Index Mortgage Loan Trust, Series 2007-FLX4, Class 2A1, 2.657% (1 Month LIBOR USD + 0.180%), 7/25/2037 (b)	11,869,178	11,308,609
IndyMac Index Mortgage Loan Trust, Series 2007-FLX4, Class 1A1, 2.677% (1 Month LIBOR USD + 0.200%), 7/25/2037 (b)(k)	22,242,394	20,828,400
IndyMac Index Mortgage Loan Trust, Series 2007-AR13, Class 4A1, 3.508%, 7/25/2037 (e)	4,767,477	3,926,132
IndyMac Index Mortgage Loan Trust, Series 2007-FLX5, Class 2A1, 2.657% (1 Month LIBOR USD + 0.180%), 8/25/2037 (b)	4,971,641	4,773,918
IndyMac Index Mortgage Loan Trust, Series 2005-16IP, Class AX, 0.999%, 7/25/2045 (e)(g)(h)	26,929,715	1,278,030
IndyMac Index Mortgage Loan Trust, Series 2006-AR2, Class 1A1A, 2.697% (1 Month LIBOR USD + 0.220%), 4/25/2046 (b)	19,227,732	17,941,070
IndyMac Index Mortgage Loan Trust, Series 2006-AR4, Class A2A, 2.727% (1 Month LIBOR USD + 0.250%), 5/25/2046 (b)	18,745,227	17,656,542
IndyMac Index Mortgage Loan Trust, Series 2006-AR6, Class 1A1A, 3.365% (12 Month US Treasury Average + 0.920%), 6/25/2046 (b)	3,924,637	3,644,112
IndyMac Index Mortgage Loan Trust, Series 2006-AR14, Class 1A3A, 2.677% (1 Month LIBOR USD + 0.200%), 11/25/2046 (b)	8,732,617	8,008,028
IndyMac Index Mortgage Loan Trust, Series 2007-AR2, Class A1, 2.627% (1 Month LIBOR USD + 0.150%), 3/25/2047 (b)	17,369,108	14,236,989
IndyMac Index Mortgage Loan Trust, Series 2007-AR2, Class A3, 2.837% (1 Month LIBOR USD + 0.360%), 3/25/2047 (b)	11,134,357	9,220,517
InTown Hotel Portfolio Trust, Series 2018-STAY, Class F, 6.323% (1 Month LIBOR USD + 3.850%), 1/18/2033 (a)(b)	3,000,000	3,023,850
Jefferies Resecuritization Trust, Series 2009-R2, Class 5A, 3.867%, 1/28/2036 (a)(e)	1,313,729	1,274,494
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PHH, Class E, 4.883% (1 Month LIBOR USD + 2.410%), 6/15/2035 (a)(b)	1,500,000	1,509,389

JP Morgan Alternative Loan Trust, Series 2006-A2, Class 1A4, 2.747% (1 Month LIBOR USD + 0.270%), 5/25/2036 (b)	2,208,788	2,142,776
JP Morgan Alternative Loan Trust, Series 2006-S2, Class A5, 6.380%, 5/25/2036 (d)	8,651,892	7,211,136
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-ASH8, Class F, 6.473% (1 Month LIBOR USD + 4.000%), 2/15/2035 (a)(b)	3,250,000	3,286,634
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class AJ, 5.502%, 6/12/2047 (e)	5,000,000	3,547,150
JP Morgan Mortgage Trust, Series 2005-A6, Class 7A1, 4.319%, 8/25/2035 (e)	15,186	14,893
JP Morgan Mortgage Trust, Series 2005-A8, Class 1A2, 4.317%, 11/25/2035 (e)	35,048	1,162
JP Morgan Mortgage Trust, Series 2005-A8, Class 3A1, 4.404%, 11/25/2035 (e)	2,609,642	2,485,358
JP Morgan Mortgage Trust, Series 2005-S3, Class 1A14, 5.500%, 1/25/2036	2,323,818	2,205,742
JP Morgan Mortgage Trust, Series 2006-A6, Class 3A2, 4.117%, 10/25/2036 (e)	446,727	396,207
JP Morgan Mortgage Trust, Series 2006-A6, Class 2A4L, 4.396%, 10/25/2036 (e)	1,354,711	1,297,554
JP Morgan Mortgage Trust, Series 2007-A3, Class 1A1, 4.318%, 5/25/2037 (e)	909,733	837,255
JP Morgan Mortgage Trust, Series 2007-A4, Class 3A3, 3.806%, 6/25/2037 (e)	3,466,758	3,314,231
JP Morgan Mortgage Trust, Series 2019-3, Class A11, 3.427% (1 Month LIBOR USD + 0.950%), 9/25/2049 (a)(b)	7,169,000	7,169,000
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class RIM, 4.304%, 9/17/2047 (a)	5,000,000	4,949,050
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class C, 6.517%, 7/15/2040 (e)	2,500,000	2,333,663
LCCM, Series 2017-LC26, Class C, 4.706%, 7/12/2050 (a)	9,000,000	9,193,185
Lehman Mortgage Trust, Series 2007-5, Class PO1, 0.000%, 6/25/2037 (c)	93,912	78,656
Lehman Mortgage Trust, Series 2007-9, Class AP, 0.000%, 10/25/2037 (c)	94,526	80,531
Lehman XS Trust, Series 2006-18N, Class A3, 2.657% (1 Month LIBOR USD + 0.180%), 12/25/2036 (b)(k)	14,271,219	13,209,026
Lehman XS Trust, Series 2006-GP1, Class A3A, 2.707% (1 Month LIBOR USD + 0.230%), 5/25/2046 (b)	10,262,885	9,639,373
Lehman XS Trust, Series 2006-10N, Class 1A3A, 2.687% (1 Month LIBOR USD + 0.210%), 7/25/2046 (b)	3,033,417	2,917,959
Lehman XS Trust, Series 2006-16N, Class A4A, 2.667% (1 Month LIBOR USD + 0.190%), 11/25/2046 (b)	8,452,661	8,049,799
Lehman XS Trust, Series 2007-4N, Class 2AX, 1.206%, 3/25/2047 (e)(h)	43,820,542	2,774,717
Lehman XS Trust, Series 2007-4N, Class 1A3, 2.717% (1 Month LIBOR USD + 0.240%), 3/25/2047 (b)(k)	30,802,047	27,183,946
Lehman XS Trust, Series 2007-15N, Class 3A1, 2.727% (1 Month LIBOR USD + 0.250%), 8/25/2047 (b)(k)	26,997,384	24,235,822
LSTAR Commercial Mortgage Trust, Series 2017-5, Class C, 4.870%, 3/10/2050 (a)(e)(k)	8,500,000	8,179,814
LSTAR Securities Investment Ltd., Series 2017-8, Class A, 4.152% (1 Month LIBOR USD + 1.650%), 11/1/2022 (a)(b)	2,534,895	2,548,839
Luminent Mortgage Trust, Series 2006-1, Class X, 0.793%, 4/25/2036 (e)(h)	50,023,077	1,457,823
Luminent Mortgage Trust, Series 2006-3, Class 12A1, 2.687% (1 Month LIBOR USD + 0.210%), 5/25/2036 (b)	3,829,429	3,637,414
Luminent Mortgage Trust, Series 2006-5, Class X, 0.996%, 7/25/2036 (e)(h)	48,003,479	1,768,352
Luminent Mortgage Trust, Series 2006-5, Class A1A, 2.667% (1 Month LIBOR USD + 0.190%), 7/25/2036 (b)	14,905,661	11,825,406
Luminent Mortgage Trust, Series 2007-1, Class 1A1, 2.637% (1 Month LIBOR USD + 0.160%), 11/25/2036 (b)	4,314,285	3,929,814
Luminent Mortgage Trust, Series 2006-7, Class 2A1, 2.647% (1 Month LIBOR USD + 0.170%), 12/25/2036 (b)	21,635,560	20,644,348
Luminent Mortgage Trust, Series 2007-2, Class 1A2, 2.757% (1 Month LIBOR USD + 0.280%), 5/25/2037 (b)	7,633,037	7,075,497
Luminent Mortgage Trust, Series 2006-2, Class A1A, 2.677% (1 Month LIBOR USD + 0.200%), 2/25/2046 (b)	11,474,852	10,257,577
Luminent Mortgage Trust, Series 2006-6, Class A1, 2.677% (1 Month LIBOR USD + 0.200%), 10/25/2046 (b)(k)	19,685,298	18,923,674
Luminent Mortgage Trust, Series 2006-6, Class A2B, 2.717% (1 Month LIBOR USD + 0.240%), 10/25/2046 (b)	1,144,492	1,008,850
MASTR Adjustable Rate Mortgages Trust, Series 2004-15, Class 2A2, 4.555%, 12/25/2034 (e)	15,665	15,153
MASTR Adjustable Rate Mortgages Trust, Series 2005-1, Class 9A1, 4.682%, 1/25/2035 (e)	187,588	186,114
MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 5A1, 4.535%, 3/25/2035 (e)	864,453	860,856
MASTR Adjustable Rate Mortgages Trust, Series 2005-6, Class 3AX, 0.433%, 7/25/2035 (e)(h)	8,638,110	188,501
MASTR Adjustable Rate Mortgages Trust, Series 2005-7, Class 2A1, 4.046%, 9/25/2035 (e)	1,692,969	1,640,797
MASTR Adjustable Rate Mortgages Trust, Series 2005-8, Class 3A1, 4.444% (12 Month LIBOR USD + 1.750%), 12/25/2035 (b)	11,025,450	10,346,691
MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 3A1, 4.520%, 1/25/2036 (e)	2,572,311	2,581,867
MASTR Adjustable Rate Mortgages Trust, Series 2007-2, Class A1, 2.627% (1 Month LIBOR USD + 0.150%), 3/25/2047 (b)	1,588,995	1,502,208
MASTR Alternative Loan Trust, Series 2007-1, Class 15PO, 0.000%, 11/25/2021 (c)	11,471	5,652
MASTR Alternative Loan Trust, Series 2004-6, Class 30PO, 0.000%, 7/25/2034 (c)	169,172	138,953
MASTR Alternative Loan Trust, Series 2005-5, Class 3A1, 5.750%, 8/25/2035	2,005,172	1,726,441
MASTR Alternative Loan Trust, Series 2006-1, Class A2, 3.177% (1 Month LIBOR USD + 0.700%), 2/25/2036 (b)	2,944,910	1,768,160
MASTR Alternative Loan Trust, Series 2006-2, Class 1A2, 6.000%, 3/25/2036	655,771	640,835
MASTR Alternative Loan Trust, Series 2007-HF1, Class 4A1, 7.000%, 10/25/2047	18,302,266	15,059,104
MASTR Asset Securitization Trust, Series 2005-2, Class PO, 0.000%, 11/25/2035 (c)	60,208	50,482
MASTR Asset Securitization Trust, Series 2007-1, Class AP, 0.000%, 11/25/2037 (c)	2,293	2,115
MASTR Resecuritization Trust, Series 2008-4, Class A1, 6.000%, 6/27/2036 (a)(e)	2,437,649	2,242,359
MASTR Resecuritization Trust, Series 2008-3, Class A1, 2.920%, 8/25/2037 (a)(e)	8,739,938	6,843,031
Merrill Lynch Alternative Note Asset Trust, Series 2007-A2, Class A3A, 2.587% (1 Month LIBOR USD + 0.110%), 3/25/2037 (b)	18,068,741	8,237,033
Merrill Lynch Mortgage Backed Securities Trust, Series 2007-1, Class 1A1, 4.294%, 4/25/2037 (e)	3,391,177	3,222,673
Merrill Lynch Mortgage Investors Trust, Series 2003-B, Class A1, 3.157% (1 Month LIBOR USD + 0.680%), 4/25/2028 (b)	2,650,042	2,564,385
Merrill Lynch Mortgage Investors Trust, Series 2004-A, Class A1, 2.937% (1 Month LIBOR USD + 0.460%), 4/25/2029 (b)	879,211	869,213
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, 4.444%, 11/25/2035 (e)	10,024,720	10,238,196
Merrill Lynch Mortgage Investors Trust, Series 2005-A9, Class 2A1E, 4.442%, 12/25/2035 (e)	2,702,962	2,654,884
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 3A1, 4.524%, 5/25/2036 (e)	1,526,510	1,454,477
Merrill Lynch Mortgage Investors Trust, Series 2006-AF2, Class AV1, 2.637% (1 Month LIBOR USD + 0.160%), 9/25/2037 (b)	8,826,543	6,976,217
Merrill Lynch Mortgage Investors Trust, Series 2006-AF2, Class AV2C, 2.707% (1 Month LIBOR USD + 0.230%), 9/25/2037 (b)	15,299,981	12,268,091
ML-CFC Commercial Mortgage Trust, Series 2007-7, Class AM, 5.750%, 6/12/2050 (e)	6,029	6,046
Monticello Funding, LLC, Class A, 4.990%, 1/31/2020 (a)(e)(g)	14,500,000	14,490,938
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class H, 4.370%, 2/16/2046 (a)(e)(g)	10,318,259	4,380,596
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class G, 4.370%, 2/16/2046 (a)(e)	1,000,000	683,616
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class D, 4.921%, 6/17/2047 (a)(e)(k)	5,000,000	4,783,655

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class C, 4.909%, 5/17/2049 (e)(k)	10,400,000	10,746,622
Morgan Stanley Capital I Trust, Series 2017-ASHF, Class D, 4.673% (1 Month LIBOR USD + 2.200%), 11/15/2034 (a)(b)	4,750,000	4,755,923
Morgan Stanley Capital I Trust, Series 2017-CLS, Class F, 5.073% (1 Month LIBOR USD + 2.600%), 11/15/2034 (a)(b)	1,750,000	1,744,523
Morgan Stanley Capital I Trust, Series 2017-JWDR, Class E, 5.523% (1 Month LIBOR USD + 3.050%), 11/15/2034 (a)(b)	4,250,000	4,260,625
Morgan Stanley Capital I Trust, Series 2017-JWDR, Class F, 6.523% (1 Month LIBOR USD + 4.050%), 11/15/2034 (a)(b)	4,250,000	4,260,625
Morgan Stanley Capital I Trust, Series 2016-PSQ, Class C, 3.954%, 1/12/2038 (a)(e)	5,000,000	4,815,115
Morgan Stanley Mortgage Loan Trust, Series 2005-1, Class 4A1, 2.777% (1 Month LIBOR USD + 0.300%), 3/25/2035 (b)	2,899,311	2,752,272
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 1A, 4.132%, 7/25/2035 (e)(k)	12,385,787	10,040,836
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 3A, 4.196%, 7/25/2035 (e)	1,139,776	1,081,763
Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class 5A1, 4.208%, 11/25/2035 (e)	3,029,349	2,409,753
Morgan Stanley Mortgage Loan Trust, Series 2005-9AR, Class 1A, 2.767% (1 Month LIBOR USD + 0.290%), 12/25/2035 (b)	3,254,680	2,890,592
Morgan Stanley Mortgage Loan Trust, Series 2005-11AR, Class A1, 2.757% (1 Month LIBOR USD + 0.280%), 1/25/2036 (b)	1,123,185	875,998
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 1AX, 2.068%, 3/25/2036 (e)(g)(h)	36,507,648	3,395,248
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 1A1, 2.727% (1 Month LIBOR USD + 0.250%), 3/25/2036 (b)	4,858,184	3,970,754
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 1A3, 2.737% (1 Month LIBOR USD + 0.260%), 3/25/2036 (b)	2,935,505	2,400,433
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A1, 4.179%, 3/25/2036 (e)(m)	11,040,849	9,595,789
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3, 4.179%, 3/25/2036 (e)	3,089,751	2,684,051
Morgan Stanley Mortgage Loan Trust, Series 2006-5AR, Class AX, 1.746%, 4/25/2036 (e)(g)(h)	35,055,499	2,452,868
Morgan Stanley Mortgage Loan Trust, Series 2006-7, Class 4A2, 3.227% (1 Month LIBOR USD + 0.750%), 6/25/2036 (b)	5,491,758	4,012,196
Morgan Stanley Mortgage Loan Trust, Series 2006-9AR, Class A1, 2.647% (1 Month LIBOR USD + 0.170%), 8/25/2036 (b)	2,668,059	1,372,804
Morgan Stanley Mortgage Loan Trust, Series 2006-11, Class 2A2, 6.000%, 8/25/2036	1,152,913	963,319
Morgan Stanley Mortgage Loan Trust, Series 2006-11, Class 2A3, 6.000%, 8/25/2036	3,502,361	2,926,405
Morgan Stanley Mortgage Loan Trust, Series 2006-11, Class 1A6, 6.231%, 8/25/2036 (d)	3,186,767	1,366,441
Morgan Stanley Mortgage Loan Trust, Series 2006-11, Class 1A3, 6.424%, 8/25/2036 (d)	3,971,160	1,700,975
Morgan Stanley Mortgage Loan Trust, Series 2007-11AR, Class 2A3, 3.555%, 6/25/2037 (e)	2,208,976	1,658,334
Morgan Stanley Mortgage Loan Trust, Series 2007-12, Class 3A22, 6.000%, 8/25/2037	4,420,528	3,661,634
Morgan Stanley Mortgage Loan Trust, Series 2007-15AR, Class 2A1, 3.696%, 11/25/2037 (e)	8,033,375	7,394,697
Morgan Stanley Mortgage Loan Trust, Series 2007-6XS, Class 2A5S, 6.000%, 2/25/2047 (d)	3,697,983	2,600,096
Morgan Stanley Re-REMIC Trust, Series 2010-R6, Class 4B, 2.676% (1 Month LIBOR USD + 0.190%), 2/26/2037 (a)(b)	11,911,243	10,795,397
Morgan Stanley Resecuritization Trust, Series 2013-R7, Class 1B, 2.646% (1 Month LIBOR USD + 0.160%), 12/27/2046 (a)(b)	9,393,441	8,704,930
Morgan Stanley Resecuritization Trust, Series 2015-R4, Class CB2, 3.309%, 8/27/2047 (a)(e)	5,146,000	4,552,738
Morgan Stanley Resecuritization Trust, Series 2015-R4, Class CB3, 3.309%, 8/27/2047 (a)(e)	1,010,309	842,546
MortgageIT Mortgage Loan Trust, Series 2006-1, Class 1X, 1.632%, 4/25/2036 (e)(h)	19,990,121	1,078,947
MortgageIT Securities Corp. Mortgage Loan Trust, Series 2007-2, Class A1, 2.977% (1 Month LIBOR USD + 0.500%), 9/25/2037 (b)(k)	18,165,187	17,336,818
MortgageIT Securities Corp. Mortgage Loan Trust, Series 2007-1, Class 2A12, 2.627% (1 Month LIBOR USD + 0.150%), 6/25/2047 (b)	4,111,861	3,521,702
MortgageIT Securities Corp. Mortgage Loan Trust, Series 2007-1, Class 1A1, 2.707% (1 Month LIBOR USD + 0.230%), 6/25/2047 (b)	7,225,777	7,003,945
MortgageIT Securities Corp. Mortgage Loan Trust, Series 2007-1, Class 2A14, 2.757% (1 Month LIBOR USD + 0.280%), 6/25/2047 (b)	3,779,804	3,307,226
MortgageIT Trust, Series 2005-2, Class 1A1, 2.997% (1 Month LIBOR USD + 0.520%), 5/25/2035 (b)	368,617	362,261
MortgageIT Trust, Series 2006-1, Class 2A1A, 2.687% (1 Month LIBOR USD + 0.210%), 4/25/2036 (b)	4,878,554	4,533,157
Motel 6 Trust, Series 2017-MTL6, Class A, 3.393% (1 Month LIBOR USD + 0.920%), 8/15/2034 (a)(b)	8,408,313	8,387,250
Motel 6 Trust, Series 2017-MTL6, Class B, 3.663% (1 Month LIBOR USD + 1.190%), 8/15/2034 (a)(b)	4,867,971	4,874,041
MSCG Trust, Series 2016-SNR, Class C, 5.205%, 11/16/2034 (a)	4,250,000	4,267,595
MTRO Commercial Mortgage Trust, Series 2019-TECH, Class E, 4.523% (1 Month LIBOR USD + 2.050%), 12/15/2033 (a)(b)	3,750,000	3,759,375
New Orleans Hotel Trust, Series 2019-HNLA, Class F, 0.000% (1 Month LIBOR USD + 3.689%), 4/15/2032 (a)(b)(f)	8,060,000	8,062,378
New Orleans Hotel Trust, Series 2019-HNLA, Class E, 0.000% (1 Month LIBOR USD + 2.689%), 4/15/2032 (a)(b)(f)	2,700,000	2,700,000
New Residential Mortgage Loan Trust, Series 2019-NQM1, Class A1, 3.675%, 1/25/2049 (a)	1,766,788	1,772,576
New Residential Mortgage Loan Trust, Series 2019-NQM1, Class A1, 5.492%, 1/25/2049 (a)	8,400,000	8,450,652
New Residential Mortgage Loan Trust, Series 2019-NQM1, Class B1, 5.492%, 1/25/2049 (a)	2,750,000	2,648,830
New Residential Mortgage Loan Trust, Series 2019-NQM2, Class A2, 3.701%, 4/25/2049 (a)	5,000,000	5,051,050
New Residential Mortgage Loan Trust, Series 2019-NQM2, Class M1, 4.267%, 4/25/2049 (a)	2,500,000	2,526,140
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR4, Class 3A1, 4.689%, 8/25/2035 (e)	1,954,978	1,955,275
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR1, Class 2A1, 4.432%, 2/25/2036 (e)	1,078,356	897,479
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR3, Class A1A, 2.637% (1 Month LIBOR USD + 0.160%), 10/25/2036 (b)	1,859,405	1,628,318
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR4, Class A3, 2.647% (1 Month LIBOR USD + 0.170%), 12/25/2036 (b)	268,170	244,662
Nomura Resecuritization Trust, Series 2014-6R, Class 3A2, 3.006% (1 Month LIBOR USD + 0.260%), 1/26/2036 (a)(b)	6,371,834	6,196,742
Nomura Resecuritization Trust, Series 2018-1R, Class 1A1, 3.377% (1 Month LIBOR USD + 0.900%), 7/28/2036 (a)(b)	4,814,104	4,845,304
Nomura Resecuritization Trust, Series 2015-2R, Class 3A1, 3.257% (1 Month LIBOR USD + 0.150%), 11/26/2036 (a)(b)	2,184,961	2,171,277
Nomura Resecuritization Trust, Series 2018-1R, Class 2A1, 3.377% (1 Month LIBOR USD + 0.900%), 1/26/2037 (a)(b)	4,731,481	4,758,673
Nomura Resecuritization Trust, Series 2014-3R, Class 4A15, 1.264% (1 Month LIBOR USD + 0.160%), 3/26/2037 (a)(b)	6,209,176	3,364,945
Nomura Resecuritization Trust, Series 2018-1R, Class 3A1, 3.377% (1 Month LIBOR USD + 0.900%), 3/26/2037 (a)(b)	4,645,746	4,664,961
NRPL Trust, Series 2018-2A, Class A1, 4.250%, 7/25/2067 (a)(e)	7,713,067	7,699,800
OBX Trust, Series 2018-EXP1, Class 2A1, 3.327% (1 Month LIBOR USD + 0.850%), 4/27/2048 (a)(b)	13,640,093	13,621,897
OBX Trust, Series 2018-1, Class A2, 3.127% (1 Month LIBOR USD + 0.650%), 6/25/2057 (a)(b)	2,717,039	2,709,744
OBX Trust, Series 2018-EXP2, Class 2A1A, 3.227% (1 Month LIBOR USD + 0.750%), 7/25/2058 (a)(b)	1,377,775	1,369,328
OBX Trust, Series 2018-EXP2, Class 2A1B, 3.227% (1 Month LIBOR USD + 0.750%), 7/25/2058 (a)(b)	28,086,227	27,878,614
OBX Trust, Series 2019-EXP1, Class 2A1B, 3.440% (1 Month LIBOR USD + 0.950%), 1/27/2059 (a)(b)	5,770,000	5,743,545
Pepper Residential Securities Trust, Series 21A, Class A1U, 3.357% (1 Month LIBOR USD + 0.880%), 1/16/2060 (a)(b)	1,196,027	1,198,136
PHH Alternative Mortgage Trust, Series 2007-2, Class 4PO, 0.000%, 5/25/2022 (c)	2,803	2,731
PHH Alternative Mortgage Trust, Series 2007-1, Class 21PO, 0.000%, 2/25/2037 (c)	29,683	20,579

PHH Alternative Mortgage Trust, Series 2007-1, Class 1A1, 2.637% (1 Month LIBOR USD + 0.160%), 2/25/2037 (b)	3,715,303	3,090,787
PHH Alternative Mortgage Trust, Series 2007-2, Class 1A3, 2.807% (1 Month LIBOR USD + 0.330%), 5/25/2037 (b)	3,159,703	2,924,407
PHH Alternative Mortgage Trust, Series 2007-2, Class 2A5, 3.027% (1 Month LIBOR USD + 0.550%), 5/25/2037 (b)	6,663,220	5,182,725
PHH Alternative Mortgage Trust, Series 2007-2, Class 2A2, 6.000%, 5/25/2037	1,503,540	1,416,630
PRPM LLC, Series 2019-1A, Class A1, 4.500%, 1/25/2024 (a)(d)	5,587,039	5,651,933
RAIT Trust, Series 2017-FL7, Class C, 4.973% (1 Month LIBOR USD + 2.500%), 6/15/2037 (a)(b)	7,000,000	7,019,432
RBSSP Resecuritization Trust, Series 2009-3, Class 3A3, 5.750%, 9/26/2035 (a)	3,434,497	3,211,856
RCO Trust, Series 2018-VFS1, Class B1, 6.547%, 12/26/2053 (a)	4,188,000	4,213,652
Ready Capital Mortgage Trust, Series 2019-5, Class E, 5.647%, 2/25/2052 (a)(e)	5,250,000	4,344,307
Ready Capital Mortgage Trust, Series 2019-5, Class D, 5.647%, 2/25/2052 (a)(e)	8,233,000	7,722,488
ReadyCap Commercial Mortgage Trust, Series 2018-4, Class D, 5.454%, 2/25/2051 (a)(e)	7,000,000	6,710,592
Residential Accredit Loans, Inc. Trust, Series 2005-QS9, Class AP, 0.000%, 6/25/2035 (c)	30,636	24,728
Residential Accredit Loans, Inc. Trust, Series 2005-QS7, Class A1, 5.500%, 6/25/2035	3,331,021	3,150,976
Residential Accredit Loans, Inc. Trust, Series 2005-QS11, Class A2, 2.977% (1 Month LIBOR USD + 0.500%), 7/25/2035 (b)	457,517	394,981
Residential Accredit Loans, Inc. Trust, Series 2005-QA7, Class A22, 4.437%, 7/25/2035 (e)	2,791,809	2,668,349
Residential Accredit Loans, Inc. Trust, Series 2005-QA8, Class CB21, 4.622%, 7/25/2035 (e)	479,650	397,040
Residential Accredit Loans, Inc. Trust, Series 2005-QS12, Class A10, 3.827% (1 Month LIBOR USD + 1.350%), 8/25/2035 (b)	5,870,559	5,280,545
Residential Accredit Loans, Inc. Trust, Series 2005-QS10, Class 3A3, 5.500%, 8/25/2035	1,421,541	1,302,901
Residential Accredit Loans, Inc. Trust, Series 2005-QS12, Class A4, 5.500%, 8/25/2035	7,688,294	7,495,787
Residential Accredit Loans, Inc. Trust, Series 2005-QS13, Class AP, 0.000%, 9/25/2035 (c)	411,250	265,149
Residential Accredit Loans, Inc. Trust, Series 2005-QS13, Class 2A1, 3.177% (1 Month LIBOR USD + 0.700%), 9/25/2035 (b)	4,380,887	3,796,372
Residential Accredit Loans, Inc. Trust, Series 2005-QA10, Class A31, 4.813%, 9/25/2035 (e)	2,074,542	1,881,037
Residential Accredit Loans, Inc. Trust, Series 2005-QS13, Class 1A6, 5.500%, 9/25/2035	957,968	917,783
Residential Accredit Loans, Inc. Trust, Series 2005-QS14, Class 2A1, 6.000%, 9/25/2035	7,403,149	5,648,966
Residential Accredit Loans, Inc. Trust, Series 2005-QS15, Class 3A, 6.000%, 10/25/2035	4,764,516	4,722,184
Residential Accredit Loans, Inc. Trust, Series 2005-QS16, Class A1, 3.177% (1 Month LIBOR USD + 0.700%), 11/25/2035 (b)	906,799	749,114
Residential Accredit Loans, Inc. Trust, Series 2005-QS17, Class AP, 0.000%, 12/25/2035 (c)	747,444	566,971
Residential Accredit Loans, Inc. Trust, Series 2005-QA13, Class 2A1, 4.823%, 12/25/2035 (e)	7,326,739	6,786,428
Residential Accredit Loans, Inc. Trust, Series 2005-QS17, Class A1, 6.000%, 12/25/2035	4,100,170	3,973,376
Residential Accredit Loans, Inc. Trust, Series 2005-QS17, Class A10, 6.000%, 12/25/2035	5,668,363	5,624,966
Residential Accredit Loans, Inc. Trust, Series 2006-QA1, Class A21, 4.947%, 1/25/2036 (e)	5,053,941	4,676,922
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A17, 2.957% (1 Month LIBOR USD + 0.480%), 2/25/2036 (b)	6,007,931	5,047,822
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A2, 2.977% (1 Month LIBOR USD + 0.500%), 2/25/2036 (b)	780,749	638,961
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A10, 2.977% (1 Month LIBOR USD + 0.500%), 2/25/2036 (b)	4,175,093	3,417,347
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A14, 3.177% (1 Month LIBOR USD + 0.700%), 2/25/2036 (b)	9,897,555	8,215,891
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A5, 3.477% (1 Month LIBOR USD + 1.000%), 2/25/2036 (b)	1,317,488	1,105,275
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A9, 5.500%, 2/25/2036	2,628,828	2,481,243
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 2AP, 0.000%, 3/25/2036 (c)	1,044,804	748,698
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A8, 2.877% (1 Month LIBOR USD + 0.400%), 3/25/2036 (b)	3,246,832	2,599,241
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A1, 3.177% (1 Month LIBOR USD + 0.700%), 3/25/2036 (b)	6,018,074	4,884,088
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A14, 6.000%, 3/25/2036	3,091,100	2,962,405
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A10, 6.000%, 3/25/2036	367,332	345,963
Residential Accredit Loans, Inc. Trust, Series 2006-QA3, Class A2, 2.777% (1 Month LIBOR USD + 0.300%), 4/25/2036 (b)	24,010,996	22,404,685
Residential Accredit Loans, Inc. Trust, Series 2006-QS4, Class A2, 6.000%, 4/25/2036	1,392,759	1,296,888
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class AP, 0.000%, 5/25/2036 (c)	192,951	142,181
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class A9, 6.000%, 5/25/2036	2,906,960	2,678,499
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class A1, 6.000%, 5/25/2036	2,034,645	1,875,000
Residential Accredit Loans, Inc. Trust, Series 2006-QS7, Class A1, 6.000%, 6/25/2036	1,841,261	1,737,134
Residential Accredit Loans, Inc. Trust, Series 2006-QS7, Class A3, 6.000%, 6/25/2036	2,247,091	2,081,116
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 1AP, 0.000%, 7/25/2036 (c)	72,094	52,825
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 2AP, 0.000%, 7/25/2036 (c)	62,187	24,343
Residential Accredit Loans, Inc. Trust, Series 2006-QA5, Class 1A1, 2.657% (1 Month LIBOR USD + 0.180%), 7/25/2036 (b)	166,302	105,215
Residential Accredit Loans, Inc. Trust, Series 2006-QA5, Class 1A2, 2.657% (1 Month LIBOR USD + 0.180%), 7/25/2036 (b)	8,991,914	5,693,041
Residential Accredit Loans, Inc. Trust, Series 2006-QA6, Class A1, 2.667% (1 Month LIBOR USD + 0.190%), 7/25/2036 (b)	3,575,358	3,360,468
Residential Accredit Loans, Inc. Trust, Series 2006-QA6, Class A3, 2.667% (1 Month LIBOR USD + 0.190%), 7/25/2036 (b)	3,080,868	2,922,068
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 1A8, 3.127% (1 Month LIBOR USD + 0.650%), 7/25/2036 (b)	2,198,042	1,679,832
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 1A10, 6.500%, 7/25/2036	3,161,205	2,992,059
Residential Accredit Loans, Inc. Trust, Series 2006-QA7, Class 2A1, 2.662% (1 Month LIBOR USD + 0.185%), 8/25/2036 (b)	10,916,365	10,355,996
Residential Accredit Loans, Inc. Trust, Series 2006-QA7, Class 1A1, 2.667% (1 Month LIBOR USD + 0.190%), 8/25/2036 (b)	17,276,087	16,031,846
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A4, 5.750%, 8/25/2036	2,827,502	2,620,789
Residential Accredit Loans, Inc. Trust, Series 2008-QR1, Class 1A4, 6.000%, 8/25/2036	1,165,424	1,009,186
Residential Accredit Loans, Inc. Trust, Series 2006-QS8, Class A2, 6.000%, 8/25/2036	1,737,443	1,603,773
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A10, 6.000%, 8/25/2036	405,342	365,141
Residential Accredit Loans, Inc. Trust, Series 2006-QS11, Class 1A8, 6.000%, 8/25/2036	4,450,403	4,012,328
Residential Accredit Loans, Inc. Trust, Series 2006-QS11, Class 1A2, 6.000%, 8/25/2036	4,466,933	3,980,730
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A15, 6.000%, 8/25/2036	529,098	476,306
Residential Accredit Loans, Inc. Trust, Series 2006-QS8, Class A1, 6.000%, 8/25/2036	3,720,310	3,447,005
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A1, 6.000%, 8/25/2036	3,853,655	3,589,175
Residential Accredit Loans, Inc. Trust, Series 2006-QS11, Class 1A1, 6.500%, 8/25/2036	6,336,246	5,820,495

Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class AP, 0.000%, 9/25/2036 (c)	243,661	180,165
Residential Accredit Loans, Inc. Trust, Series 2006-QA8, Class A2, 2.657% (1 Month LIBOR USD + 0.180%), 9/25/2036 (b)	867,139	805,840
Residential Accredit Loans, Inc. Trust, Series 2006-QA8, Class A1, 2.667% (1 Month LIBOR USD + 0.190%), 9/25/2036 (b)	1,386,175	1,281,173
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class 2A7, 3.127% (1 Month LIBOR USD + 0.650%), 9/25/2036 (b)	5,790,945	4,525,473
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class 2A18, 5.750%, 9/25/2036	591,169	542,339
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class 2A4, 6.000%, 9/25/2036	5,970,648	5,544,028
Residential Accredit Loans, Inc. Trust, Series 2006-QS15, Class AP, 0.000%, 10/25/2036 (c)	215,202	134,634
Residential Accredit Loans, Inc. Trust, Series 2006-QS15, Class A1, 6.500%, 10/25/2036	30,754,389	29,246,778
Residential Accredit Loans, Inc. Trust, Series 2006-QS15, Class A5, 6.500%, 10/25/2036	2,181,950	2,104,314
Residential Accredit Loans, Inc. Trust, Series 2006-QS16, Class AP, 0.000%, 11/25/2036 (c)	238,179	139,570
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A15, 2.777% (1 Month LIBOR USD + 0.300%), 11/25/2036 (b)	3,140,762	2,257,963
Residential Accredit Loans, Inc. Trust, Series 2006-QS16, Class A1, 2.877% (1 Month LIBOR USD + 0.400%), 11/25/2036 (b)	22,622,796	16,856,336
Residential Accredit Loans, Inc. Trust, Series 2006-QS16, Class A10, 6.000%, 11/25/2036	7,644,534	6,939,195
Residential Accredit Loans, Inc. Trust, Series 2006-QS16, Class A3, 6.000% (1 Month LIBOR USD + 0.550%), 11/25/2036 (b)	15,802,748	14,034,910
Residential Accredit Loans, Inc. Trust, Series 2006-QS16, Class A7, 6.000%, 11/25/2036	755,544	682,734
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A13, 6.500%, 11/25/2036	1,648,756	1,509,972
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A1, 6.500%, 11/25/2036	1,438,197	1,316,687
Residential Accredit Loans, Inc. Trust, Series 2006-QA11, Class A1, 2.647% (1 Month LIBOR USD + 0.170%), 12/25/2036 (b)	243,790	209,053
Residential Accredit Loans, Inc. Trust, Series 2006-QA10, Class A2, 2.657% (1 Month LIBOR USD + 0.180%), 12/25/2036 (b)	963,348	902,891
Residential Accredit Loans, Inc. Trust, Series 2006-QA10, Class A1, 2.662% (1 Month LIBOR USD + 0.185%), 12/25/2036 (b)	12,700,933	11,775,530
Residential Accredit Loans, Inc. Trust, Series 2006-QS18, Class 2A1, 2.927% (1 Month LIBOR USD + 0.450%), 12/25/2036 (b)	10,511,058	7,527,978
Residential Accredit Loans, Inc. Trust, Series 2006-QS17, Class A7, 6.000%, 12/25/2036	4,267,808	3,956,335
Residential Accredit Loans, Inc. Trust, Series 2006-QS17, Class A6, 6.250%, 12/25/2036	9,946,320	9,214,529
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 2AP, 0.000%, 1/25/2037 (c)	1,484,565	947,322
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 1AP, 0.000%, 1/25/2037 (c)	266,860	172,466
Residential Accredit Loans, Inc. Trust, Series 2007-QA1, Class A3, 2.647% (1 Month LIBOR USD + 0.170%), 1/25/2037 (b)	3,789,758	3,469,391
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 2A4, 3.027% (1 Month LIBOR USD + 0.550%), 1/25/2037 (b)	18,081,329	14,086,495
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 2A10, 6.000%, 1/25/2037	3,176,163	2,778,891
Residential Accredit Loans, Inc. Trust, Series 2007-QS3, Class AP, 0.000%, 2/25/2037 (c)	785,392	442,042
Residential Accredit Loans, Inc. Trust, Series 2007-QS3, Class AV, 0.362%, 2/25/2037 (e)(g)(h)	45,613,370	681,920
Residential Accredit Loans, Inc. Trust, Series 2007-QA2, Class A3, 2.627% (1 Month LIBOR USD + 0.150%), 2/25/2037 (b)(k)	10,057,756	9,353,884
Residential Accredit Loans, Inc. Trust, Series 2007-QH1, Class A1, 2.637% (1 Month LIBOR USD + 0.160%), 2/25/2037 (b)	11,605,941	11,172,111
Residential Accredit Loans, Inc. Trust, Series 2007-QS3, Class A2, 6.000%, 2/25/2037 (k)	20,566,828	19,086,407
Residential Accredit Loans, Inc. Trust, Series 2007-QS4, Class 4A3, 0.000%, 3/25/2037 (c)	726,027	72,351
Residential Accredit Loans, Inc. Trust, Series 2007-QS5, Class A7, 0.000%, 3/25/2037 (c)	373,505	222,445
Residential Accredit Loans, Inc. Trust, Series 2007-QS5, Class AP, 0.000%, 3/25/2037 (c)	556,339	316,288
Residential Accredit Loans, Inc. Trust, Series 2007-QS5, Class A1, 5.500%, 3/25/2037	729,729	648,125
Residential Accredit Loans, Inc. Trust, Series 2007-QS4, Class 3A4, 6.000%, 3/25/2037	5,430,727	4,831,669
Residential Accredit Loans, Inc. Trust, Series 2007-QS6, Class AP, 0.000%, 4/25/2037 (c)	904,185	522,125
Residential Accredit Loans, Inc. Trust, Series 2007-QS6, Class A1, 2.807% (1 Month LIBOR USD + 0.330%), 4/25/2037 (b)	6,486,077	5,113,370
Residential Accredit Loans, Inc. Trust, Series 2007-QS6, Class A29, 6.000%, 4/25/2037	1,585,210	1,478,102
Residential Accredit Loans, Inc. Trust, Series 2007-QA3, Class A1, 2.577% (1 Month LIBOR USD + 0.100%), 5/25/2037 (b)	7,452,008	6,774,822
Residential Accredit Loans, Inc. Trust, Series 2007-QA3, Class A3, 2.667% (1 Month LIBOR USD + 0.190%), 5/25/2037 (b)	22,601,269	20,738,789
Residential Accredit Loans, Inc. Trust, Series 2007-QS7, Class 1A5, 2.877% (1 Month LIBOR USD + 0.400%), 5/25/2037 (b)	6,888,620	5,446,935
Residential Accredit Loans, Inc. Trust, Series 2007-QS7, Class 1A7, 3.027% (1 Month LIBOR USD + 0.550%), 5/25/2037 (b)	1,025,354	840,534
Residential Accredit Loans, Inc. Trust, Series 2007-QS7, Class 1A1, 6.000%, 5/25/2037	12,941,813	11,952,657
Residential Accredit Loans, Inc. Trust, Series 2007-QS8, Class A13, 6.000%, 6/25/2037	1,195,403	1,148,249
Residential Accredit Loans, Inc. Trust, Series 2007-QS9, Class AP, 0.000%, 7/25/2037 (c)	1,875,511	1,025,265
Residential Accredit Loans, Inc. Trust, Series 2007-QH6, Class A1, 2.667% (1 Month LIBOR USD + 0.190%), 7/25/2037 (b)	13,257,394	12,725,176
Residential Accredit Loans, Inc. Trust, Series 2007-QH7, Class 2A1, 2.777% (1 Month LIBOR USD + 0.300%), 8/25/2037 (b)(k)	24,674,804	23,675,721
Residential Accredit Loans, Inc. Trust, Series 2007-QH9, Class A1, 3.683%, 11/25/2037 (e)	4,587,666	4,130,156
Residential Accredit Loans, Inc. Trust, Series 2006-QO9, Class 1A3A, 2.677% (1 Month LIBOR USD + 0.200%), 12/25/2046 (b)(k)	32,896,007	29,036,746
Residential Accredit Loans, Inc. Trust, Series 2007-QO4, Class A1A, 2.667% (1 Month LIBOR USD + 0.190%), 5/25/2047 (b)	2,508,970	2,396,742
Residential Asset Securitization Trust, Series 2007-A8, Class 3A1, 6.192%, 8/25/2022 (e)	919,192	793,721
Residential Asset Securitization Trust, Series 2004-A9, Class A4, 5.250%, 12/25/2034	6,759,837	6,906,059
Residential Asset Securitization Trust, Series 2005-A3, Class AX, 0.314%, 4/25/2035 (e)(g)(h)	25,619,050	373,193
Residential Asset Securitization Trust, Series 2005-A4, Class A1, 2.927% (1 Month LIBOR USD + 0.450%), 4/25/2035 (b)	4,122,621	3,156,386
Residential Asset Securitization Trust, Series 2005-A6CB, Class A2, 5.500%, 6/25/2035	5,443,170	5,247,733
Residential Asset Securitization Trust, Series 2005-A6CB, Class A1, 5.500%, 6/25/2035	5,071,779	4,698,283
Residential Asset Securitization Trust, Series 2005-A10, Class A3, 5.500%, 9/25/2035	5,684,890	5,299,335
Residential Asset Securitization Trust, Series 2005-A10, Class A4, 5.500%, 9/25/2035	1,597,340	1,499,947
Residential Asset Securitization Trust, Series 2005-A11, Class PO, 0.000%, 10/25/2035 (c)	985,819	622,719
Residential Asset Securitization Trust, Series 2005-A11, Class 1A1, 2.927% (1 Month LIBOR USD + 0.450%), 10/25/2035 (b)	3,129,098	2,450,794
Residential Asset Securitization Trust, Series 2005-A11, Class 1A3, 5.500%, 10/25/2035	2,806,385	2,593,055
Residential Asset Securitization Trust, Series 2005-A12, Class A10, 2.927% (1 Month LIBOR USD + 0.450%), 11/25/2035 (b)	1,390,563	1,002,666
Residential Asset Securitization Trust, Series 2005-A12, Class A6, 2.977% (1 Month LIBOR USD + 0.500%), 11/25/2035 (b)	6,811,476	5,063,167
Residential Asset Securitization Trust, Series 2005-A14, Class A3, 5.500%, 12/25/2035	889,692	756,945
Residential Asset Securitization Trust, Series 2006-A4, Class 2A1, 3.177% (1 Month LIBOR USD + 0.700%), 5/25/2036 (b)	1,399,658	1,258,251
Residential Asset Securitization Trust, Series 2006-A2, Class A5, 3.177% (1 Month LIBOR USD + 0.700%), 5/25/2036 (b)	2,338,018	1,256,184

Residential Asset Securitization Trust, Series 2006-A7CB, Class 3A1, 6.500%, 7/25/2036	7,607,574	4,551,938
Residential Asset Securitization Trust, Series 2006-A8, Class 2A3, 6.000%, 8/25/2036	6,479,795	3,535,389
Residential Asset Securitization Trust, Series 2006-A8, Class 2A1, 6.500%, 8/25/2036	1,683,786	997,815
Residential Asset Securitization Trust, Series 2006-A8, Class 2A4, 6.500%, 8/25/2036	10,643,497	6,775,512
Residential Asset Securitization Trust, Series 2006-A8, Class 2A2, 6.750%, 8/25/2036	10,716,465	7,045,197
Residential Asset Securitization Trust, Series 2006-A14C, Class 2A4, 6.000%, 12/25/2036	3,224,737	1,922,691
Residential Asset Securitization Trust, Series 2006-A16, Class 2A1, 6.000%, 2/25/2037	8,881,227	4,871,193
Residential Asset Securitization Trust, Series 2006-A16, Class 2A3, 6.609%, 2/25/2037 (e)	23,780,215	13,320,511
Residential Asset Securitization Trust, Series 2007-A6, Class 1A4, 6.000%, 6/25/2037	3,211,627	2,921,276
Residential Asset Securitization Trust, Series 2007-A7, Class A6, 6.000%, 7/25/2037	3,636,821	2,677,661
Residential Funding Mortgage Securities Trust, Series 2005-S7, Class AP, 0.000%, 11/25/2035 (c)	140,027	115,006
Residential Funding Mortgage Securities Trust, Series 2005-S9, Class AP, 0.000%, 12/25/2035 (c)	363,614	289,815
Residential Funding Mortgage Securities Trust, Series 2006-S2, Class AP, 0.000%, 2/25/2036 (c)	37,613	30,800
Residential Funding Mortgage Securities Trust, Series 2006-SA1, Class 1A1, 4.798%, 2/25/2036 (e)	1,698,813	1,561,456
Residential Funding Mortgage Securities Trust, Series 2006-S4, Class AP, 0.000%, 4/25/2036 (c)	192,952	159,689
Residential Funding Mortgage Securities Trust, Series 2006-S5, Class A4, 0.000%, 6/25/2036 (c)	82,533	61,955
Residential Funding Mortgage Securities Trust, Series 2006-S5, Class A12, 6.000%, 6/25/2036	1,229,764	1,235,202
Residential Funding Mortgage Securities Trust, Series 2006-S5, Class A9, 6.000%, 6/25/2036	1,596,201	1,567,643
Residential Funding Mortgage Securities Trust, Series 2006-S7, Class A7, 6.250%, 8/25/2036	114,793	110,167
Residential Funding Mortgage Securities Trust, Series 2006-S9, Class A4, 5.750%, 9/25/2036	8,503,927	8,213,867
Residential Funding Mortgage Securities Trust, Series 2006-S10, Class 1AP, 0.000%, 10/25/2036 (c)	53,453	38,635
Residential Funding Mortgage Securities Trust, Series 2006-S10, Class 1A3, 6.000%, 10/25/2036	990,001	946,083
Residential Funding Mortgage Securities Trust, Series 2006-S11, Class AP, 0.000%, 11/25/2036 (c)	80,027	56,306
Residential Funding Mortgage Securities Trust, Series 2007-S1, Class A7, 6.000%, 1/25/2037	3,144,377	3,014,788
Residential Funding Mortgage Securities Trust, Series 2007-S5, Class AP, 0.000%, 5/25/2037 (c)	477,731	360,939
Rosslyn Portfolio Trust, Series 2017-ROSS, Class E, 5.473% (1 Month LIBOR USD + 3.000%), 6/15/2033 (a)(b)	4,750,000	4,734,069
Sequoia Mortgage Trust, Series 2003-8, Class A1, 3.127% (1 Month LIBOR USD + 0.640%), 1/20/2034 (b)	945,614	931,025
Sequoia Mortgage Trust, Series 2004-4, Class A, 3.154% (6 Month LIBOR USD + 0.520%), 5/20/2034 (b)	1,512,791	1,474,590
Sequoia Mortgage Trust, Series 2004-7, Class A3B, 3.854% (6 Month LIBOR USD + 1.100%), 8/20/2034 (b)	77,930	76,263
Sequoia Mortgage Trust, Series 2005-2, Class XA, 0.691%, 3/20/2035 (e)(h)	11,251,351	154,886
Sequoia Mortgage Trust, Series 2007-2, Class 2AA1, 4.045%, 1/20/2038 (e)	685,839	644,957
Sequoia Mortgage Trust, Series 2014-3, Class AI01, 0.250%, 10/25/2044 (a)(h)	5,783,082	53,430
Sequoia Mortgage Trust, Series 2007-1, Class 5A1, 3.926%, 10/20/2046 (e)	4,700,151	4,242,380
SG Residential Mortgage Trust, Series 2018-1, Class A3, 3.735%, 4/25/2048 (a)	2,077,176	2,082,431
SG Residential Mortgage Trust, Series 2018-1, Class M1, 4.330%, 4/25/2048 (a)	6,571,715	6,588,098
STACR Trust, Series 2018-DNA3, Class M2, 4.577% (1 Month LIBOR USD + 2.100%), 9/25/2048 (a)(b)	5,500,000	5,501,403
Starwood Mortgage Residential Trust, Series 2018-IMC1, Class M1, 4.589%, 3/25/2048 (a)(e)	6,400,000	6,509,376
Starwood Mortgage Residential Trust, Series 2018-IMC2, Class M1, 4.770%, 10/26/2048 (a)(e)	12,697,000	13,040,124
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-9XS, Class A, 2.847% (1 Month LIBOR USD + 0.370%), 7/25/2034 (b)	151,491	150,515
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-4, Class 5A, 4.507%, 3/25/2035 (e)	1,672,498	1,662,923
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-9, Class AX, 0.120%, 5/25/2035 (e)(h)	46,165,854	1,065,923
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-18, Class 3A1, 4.348%, 9/25/2035 (e)	4,594,711	4,305,649
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-23, Class 4A1, 4.066%, 1/25/2036 (e)	1,389,357	1,316,135
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-4, Class 1A2, 2.697% (1 Month LIBOR USD + 0.220%), 5/25/2037 (b)	6,147,221	5,834,838
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-6, Class 2A1, 2.667% (1 Month LIBOR USD + 0.190%), 7/25/2037 (b)	732,158	698,693
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-8, Class 1A2, 4.002% (1 Month LIBOR USD + 1.500%), 9/25/2037 (b)	1,670,907	1,620,025
Structured Asset Mortgage Investments II Trust, Series 2004-AR7, Class X, 0.675%, 4/19/2035 (e)(g)(h)	16,147,100	399,705
Structured Asset Mortgage Investments II Trust, Series 2006-AR7, Class A1BG, 2.597% (1 Month LIBOR USD + 0.120%), 8/25/2036 (b)	7,386,919	6,895,482
Structured Asset Mortgage Investments II Trust, Series 2005-AR2, Class 1X, 0.973%, 5/25/2045 (e)(g)(h)	17,374,365	678,677
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-RF3, Class 4A, 4.639%, 10/25/2036 (a)(e)	589,573	583,766
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-6A, Class 2A1, 4.710%, 3/25/2033 (e)	53,408	53,999
Structured Asset Securities Corp. Trust, Series 2005-10, Class 5A4, 5.750%, 12/25/2034	57,635	55,847
Structured Asset Securities Corp. Trust, Series 2005-1, Class AP, 0.000%, 2/25/2035 (c)	60,729	45,407
Sutherland Commercial Mortgage Loans, Series 2017-SBC6, Class A, 3.192%, 4/25/2023 (a)(e)	2,350,997	2,345,044
Sutherland Commercial Mortgage Loans, Series 2017-SBC6, Class B, 5.031%, 6/25/2024 (a)(e)	7,000,000	7,056,973
TBW Mortgage-Backed Trust Series, Series 2006-3, Class 2A1, 6.500%, 7/25/2036	4,233,190	3,157,938
Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class F, 6.426% (1 Month LIBOR USD + 3.952%), 11/11/2034 (a)(b)	5,873,082	5,930,086
Toorak Mortgage Ltd., Series 2018-1, Class A1, 4.336%, 8/25/2021 (a)(d)	12,000,000	12,041,040
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class F, 5.000%, 5/11/2063 (a)(e)	7,000,000	4,924,206
Velocity Commercial Capital Loan Trust, Series 2017-1, Class AFX, 3.000%, 5/25/2047 (a)(e)	770,312	768,848
Velocity Commercial Capital Loan Trust, Series 2017-1, Class AFL, 3.727% (1 Month LIBOR USD + 1.250%), 5/25/2047 (a)(b)	481,445	482,647
Velocity Commercial Capital Loan Trust, Series 2017-2, Class AFX, 3.070%, 11/25/2047 (a)(e)	4,810,858	4,803,714
Velocity Commercial Capital Loan Trust, Series 2018-1, Class A, 3.590%, 4/25/2048 (a)	4,212,133	4,246,113
Velocity Commercial Capital Loan Trust, Series 2018-1, Class M1, 3.910%, 4/25/2048 (a)	3,925,675	3,962,219
Velocity Commercial Capital Loan Trust, Series 2018-1, Class M2, 4.260%, 4/25/2048 (a)	1,386,651	1,400,601
Velocity Commercial Capital Loan Trust, Series 2018-1, Class M3, 4.410%, 4/25/2048 (a)	806,871	816,748
Velocity Commercial Capital Loan Trust, Series 2018-1, Class M6, 7.260%, 4/25/2048 (a)	781,311	795,245
Velocity Commercial Capital Loan Trust, Series 2018-2, Class M1, 4.260%, 10/25/2048 (a)	1,642,312	1,655,548
Velocity Commercial Capital Loan Trust, Series 2019-1, Class A, 3.760%, 3/25/2049 (a)	8,948,504	8,998,741

Velocity Commercial Capital Loan Trust, Series 2019-1, Class M3, 4.120%, 3/25/2049 (a)	2,803,865	2,824,644
Velocity Commercial Capital Loan Trust, Series 2019-1, Class M4, 4.610%, 3/25/2049 (a)	3,082,263	3,104,612
Velocity Commercial Capital Loan Trust, Series 2019-1, Class M5, 5.700%, 3/25/2049 (a)	795,423	802,035
Verus Securitization Trust, Series 2017-2A, Class B1, 3.700%, 7/25/2047 (a)(e)	2,700,000	2,686,754
Verus Securitization Trust, Series 2017-SG1A, Class A1, 2.690%, 11/25/2047 (a)(e)	10,344,055	10,277,140
Verus Securitization Trust, Series 2017-SG1A, Class B1, 3.615%, 11/25/2047 (a)(d)	8,711,571	8,660,295
Verus Securitization Trust, Series 2018-1, Class A1, 2.929%, 1/25/2058 (a)(e)	2,741,617	2,736,139
Verus Securitization Trust, Series 2018-1, Class A2, 3.031%, 1/25/2058 (a)(e)	716,659	718,593
Verus Securitization Trust, Series 2018-INV1, Class B1, 4.553%, 3/25/2058 (a)	9,443,551	9,422,690
Verus Securitization Trust, Series 2018-INV1, Class B2, 5.648%, 3/25/2058 (a)(e)	6,700,000	6,719,021
Verus Securitization Trust, Series 2018-3, Class M1, 4.595%, 10/25/2058 (a)(e)	8,000,000	8,082,720
Verus Securitization Trust, Series 2018-3, Class B1, 5.694%, 10/25/2058 (a)(e)	3,400,000	3,409,496
Verus Securitization Trust, Series 2019-INV1, Class A2, 3.504%, 12/25/2058 (a)	15,282,919	15,404,633
Verus Securitization Trust, Series 2019-INV1, Class M1, 4.034%, 12/25/2058 (a)	3,000,000	3,021,537
Verus Securitization Trust, Series 2019-INV1, Class B1, 4.991%, 12/25/2058 (a)	1,500,000	1,510,679
Verus Securitization Trust, Series 2019-1, Class A1, 3.836%, 2/25/2059 (a)	4,393,812	4,438,247
Verus Securitization Trust, Series 2019-1, Class M1, 4.465%, 2/25/2059 (a)	18,000,000	18,058,968
Verus Securitization Trust, Series 2019-1, Class B1, 5.365%, 2/25/2059 (a)	15,482,000	15,628,320
VMC Finance LLC, Series 2018-FL1, Class D, 5.874% (1 Month LIBOR USD + 3.400%), 3/16/2035 (a)(b)	4,500,000	4,553,438
VMC Finance LLC, Series 2018-FL1, Class C, 4.724% (1 Month LIBOR USD + 2.250%), 4/15/2035 (a)(b)	6,750,000	6,773,612
Wachovia Mortgage Loan Trust LLC, Series 2006-AMN1, Class A3, 2.440% (1 Month LIBOR USD + 0.240%), 8/25/2036 (b)	3,356,564	2,039,183
Wachovia Mortgage Loan Trust LLC, Series 2006-AMN1, Class A2, 2.440% (1 Month LIBOR USD + 0.150%), 8/25/2036 (b)	28,552,969	16,805,878
Wachovia Mortgage Loan Trust LLC, Series 2006-AMN1, Class A1, 2.440% (1 Month LIBOR USD + 0.050%), 8/25/2036 (b)	6,754,207	3,835,897
Wachovia Mortgage Loan Trust LLC, Series 2006-ALT1, Class A1, 2.557% (1 Month LIBOR USD + 0.080%), 1/25/2037 (b)	10,802,930	7,385,510
Wachovia Mortgage Loan Trust LLC, Series 2006-ALT1, Class A2, 2.657% (1 Month LIBOR USD + 0.180%), 1/25/2037 (b)	3,700,890	2,502,123
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2004-AR3, Class B1, 4.258%, 6/25/2034 (e)	1,296,476	1,282,734
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR16, Class 1A2, 4.254%, 12/25/2035 (e)	25,346,100	25,849,297
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR18, Class 1A2, 4.247%, 1/25/2036 (e)(k)	26,913,784	27,437,338
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR10, Class 1A1, 3.858%, 9/25/2036 (e)	655,720	619,583
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR12, Class 1A4, 3.896%, 10/25/2036 (e)	4,681,155	4,555,040
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR14, Class 2A3, 3.703%, 11/25/2036 (e)	1,497,863	1,436,650
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR18, Class 3A1, 3.325%, 1/25/2037 (e)	719,369	657,090
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY6, Class 1A1, 3.591%, 6/25/2037 (e)	3,856,362	3,636,376
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2004-AR10, Class X, 0.660%, 7/25/2044 (e)(g)(h)	27,450,296	792,682
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR11, Class X, 0.465%, 8/25/2045 (e)(g)(h)	66,379,020	1,849,319
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class X, 0.928%, 11/25/2045 (e)(g)(h)	44,396,576	2,289,709
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR19, Class A1B2, 2.887% (1 Month LIBOR USD + 0.410%), 12/25/2045 (b)	133,956	132,051
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR1, Class 2A1A, 3.515% (12 Month US Treasury Average + 1.070%), 1/25/2046 (b)	2,449,370	2,411,642
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR7, Class CXPP, 0.183%, 7/25/2046 (e)(h)	24,242,065	268,432
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR7, Class 2A, 3.425% (12 Month US Treasury Average + 0.980%), 7/25/2046 (b)	3,762,153	3,524,753
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR9, Class 2XPP, 0.686%, 8/25/2046 (e)(h)	9,946,953	324,121
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR9, Class 2A, 2.666% (11th District Cost of Funds Index + 1.500%), 8/25/2046 (b)	11,971,643	11,391,102
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR9, Class 1A, 3.445% (12 Month US Treasury Average + 1.000%), 8/25/2046 (b)	4,839,643	4,482,521
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR17, Class 1A, 3.217% (12 Month US Treasury Average + 0.820%), 12/25/2046 (b)	14,124,542	13,064,990
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA2, Class 1A, 3.145% (12 Month US Treasury Average + 0.700%), 3/25/2047 (b)	11,317,600	10,298,914
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2003-MS7, Class P, 0.000%, 3/25/2033 (c)	1,011	896
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-4, Class CB9, 2.877% (1 Month LIBOR USD + 0.400%), 6/25/2035 (b)	157,308	135,100
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-4, Class CB3, 2.927% (1 Month LIBOR USD + 0.450%), 6/25/2035 (b)(k)	17,138,906	14,207,399
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-9, Class 5A3, 3.827% (1 Month LIBOR USD + 1.350%), 11/25/2035 (b)	3,074,518	2,404,922
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-AR1, Class A1A, 2.737% (1 Month LIBOR USD + 0.260%), 12/25/2035 (b)	5,246,539	4,989,532
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-10, Class 4CB3, 3.077% (1 Month LIBOR USD + 0.600%), 12/25/2035 (b)	3,670,627	3,223,622
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-11, Class A2, 5.750%, 1/25/2036	3,727,224	3,380,271
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR1, Class A1A, 2.727% (1 Month LIBOR USD + 0.250%), 2/25/2036 (b)	5,171,620	4,463,491
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-1, Class 2XB1, 7.000%, 2/25/2036	6,050,988	5,300,556
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-8, Class A1, 2.597% (1 Month LIBOR USD + 0.120%), 10/25/2036 (b)	13,348,302	7,247,300
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-8, Class A5, 4.470%, 10/25/2036 (d)	9,433,866	6,331,350
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-8, Class A3B, 4.470%, 10/25/2036 (d)	3,806,301	2,397,087
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-8, Class A4, 4.470%, 10/25/2036 (d)	10,166,301	6,428,223
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR10, Class A2A, 2.647% (1 Month LIBOR USD + 0.170%), 12/25/2036 (b)	16,609,719	14,842,777
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-HY1, Class A1, 2.567% (1 Month LIBOR USD + 0.090%), 2/25/2037 (b)	11,065,352	7,350,083
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-HY1, Class A2A, 2.637% (1 Month LIBOR USD + 0.160%), 2/25/2037 (b)	8,562,978	6,860,144
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-HY1, Class A3A, 2.707% (1 Month LIBOR USD + 0.230%), 2/25/2037 (b)	8,616,174	6,912,998
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-3, Class A19, 6.000%, 4/25/2037 (k)	10,711,747	10,544,430
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR8, Class 3X1, 0.089%, 10/25/2046 (e)(g)(h)	22,927,870	796,812
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR8, Class 2A, 3.295% (12 Month US Treasury Average + 0.850%), 10/25/2046 (b)(k)	20,904,963	18,266,130
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR9, Class CX2P, 0.085%, 11/25/2046 (e)(h)	58,219,832	651,829
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR9, Class 1A, 3.275% (12 Month US Treasury Average + 0.830%), 11/25/2046 (b)	8,842,954	8,033,072
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-OA3, Class 2A, 3.195% (12 Month US Treasury Average + 0.750%), 2/25/2047 (b)	21,228,169	18,945,950

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-OA3, Class 5A, 2.416% (11th District Cost of Funds Index + 1.250%), 4/25/2047 (b)	1,617,106	1,435,709
Washington Mutual Pass-Through Certificates Trust, Series 2005-AR1, Class X, 0.630%, 1/25/2045 (e)(g)(h)	55,125,011	1,129,511
Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A1, 2.797% (1 Month LIBOR USD + 0.320%), 3/25/2037 (b)	1,460,637	1,246,449
Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A9, 2.967% (1 Month LIBOR USD + 0.490%), 3/25/2037 (b)	2,162,834	1,809,193
Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A8, 3.017% (1 Month LIBOR USD + 0.540%), 3/25/2037 (b)	4,810,990	4,030,701
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class 4A3, 6.500%, 7/25/2037	3,804,838	3,472,900
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class 4A1, 6.500%, 7/25/2037	3,468,412	3,165,824
Wells Fargo Commercial Mortgage Trust, Series 2015-C27, Class C, 3.894%, 2/18/2048	100,000	97,924
Wells Fargo Commercial Mortgage Trust, Series 2019-C49, Class C, 4.866%, 3/15/2052 (e)	2,250,000	2,355,374
Wells Fargo Commercial Mortgage Trust, Series 2016-LC25, Class C, 4.567%, 12/17/2059 (e)(k)	8,000,000	8,169,440
Wells Fargo Mortgage Backed Securities Trust, Series 2005-2, Class 2A1, 4.750%, 4/25/2020	819	822
Wells Fargo Mortgage Backed Securities Trust, Series 2003-L, Class 1A4, 4.741%, 11/25/2033 (e)	12,506	12,497
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 2A5, 5.147%, 3/25/2035 (e)	74,368	74,271
Wells Fargo Mortgage Backed Securities Trust, Series 2005-8, Class A1, 5.500%, 10/25/2035	7,708	7,782
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR11, Class A1, 4.530%, 8/25/2036 (e)	469,385	459,362
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR13, Class A2, 4.660%, 9/25/2036 (e)	531,981	540,264
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR12, Class 1A1, 4.722%, 9/25/2036 (e)	865,278	882,359
Wells Fargo Mortgage Backed Securities Trust, Series 2006-11, Class A18, 6.000%, 9/25/2036	1,256,835	1,212,718
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR14, Class 1A3, 4.668%, 10/25/2036 (e)	1,678,225	1,626,955
Wells Fargo Mortgage Backed Securities Trust, Series 2007-10, Class 1A18, 6.000%, 7/25/2037	272,312	272,748
Wells Fargo Mortgage Backed Securities Trust, Series 2007-10, Class 1A7, 6.000%, 7/25/2037	746,523	747,718
Wells Fargo Mortgage Backed Securities Trust, Series 2007-10, Class 1A5, 6.000%, 7/25/2037	879,471	880,879
Wells Fargo Mortgage Backed Securities Trust, Series 2007-10, Class 1A8, 6.000%, 7/25/2037 (d)	1,957,817	1,960,951
Wells Fargo Mortgage Backed Securities Trust, Series 2007-13, Class A3, 0.000%, 9/25/2037 (c)	17,657	14,645
Wells Fargo Mortgage Backed Securities Trust, Series 2007-15, Class A1, 6.000%, 11/25/2037	1,613,599	1,601,227
Wells Fargo Mortgage Backed Securities Trust, Series 2007-17, Class APO, 0.000%, 1/25/2038 (c)	50,066	40,589
WFCG Commercial Mortgage Trust, Series 2015-BXRP, Class G, 5.493% (1 Month LIBOR USD + 3.020%), 11/15/2029 (a)(b)	6,427,417	6,404,420
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class C, 4.290%, 11/18/2047 (e)	801,000	780,083
WF-RBS Commercial Mortgage Trust, Series 2014-C20, Class C, 4.513%, 5/17/2047 (e)	2,000,000	1,959,796

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS - (Cost — $5,106,011,368)		5,084,351,855

Corporate Obligations — 6.03%
Consumer, Cyclical — 0.23%
Century Communities, Inc., 6.875%, 5/15/2022	4,504,000	4,605,340
KB Home, 6.875%, 6/15/2027	12,625,000	13,208,906

		17,814,246

Consumer, Non-cyclical — 0.07%
ServiceMaster Co. LLC, 7.450%, 8/15/2027	5,000,000	5,293,750

Energy — 0.07%
Shelf Drilling Holdings Ltd., 8.250%, 2/15/2025 (a)	5,000,000	4,925,000

Financial — 5.55%
Ambac Assurance Corp., 5.100%, 6/7/2020 (a)	207,460	293,297
Ambac LSNI LLC, 7.592% (3 Month LIBOR USD + 5.000%), 2/12/2023 (a)(b)	658,221	667,271
Ameris Bancorp, 5.750% (3 Month LIBOR USD + 3.616%), 3/15/2027 (b)	4,000,000	4,067,786
Arbor Realty Trust, Inc., 5.625%, 5/1/2023	5,000,000	5,088,911
Arbor Realty Trust, Inc., 5.750%, 4/1/2024 (a)	3,000,000	2,997,037
Atlantic Capital Bancshares, Inc., 6.250% (3 Month LIBOR USD + 4.680%), 9/30/2025 (a)(b)	2,000,000	2,026,115
Avidbank Holdings, Inc., 6.875% (3 Month LIBOR USD + 5.367%), 11/15/2025 (a)(b)	8,000,000	8,154,603
Banc of California, Inc., 5.250%, 4/15/2025	4,650,000	4,751,726
Bank of Commerce Holdings, 6.875% (3 Month LIBOR USD + 5.260%), 12/10/2025 (a)(b)	9,000,000	9,160,949
Bank of New York Mellon Corp., 2.600%, 2/7/2022	2,000,000	1,994,893
Business Development Corp. of America, 4.750%, 12/30/2022 (a)	6,000,000	5,903,953
Cadence BanCorp, 4.875%, 6/28/2019 (a)	200,000	199,993
Cadence BanCorp, 6.500% (3 Month LIBOR USD + 4.663%), 3/11/2025 (a)(b)	10,500,000	10,669,619
Capital Bancorp, Inc., 6.950% (3 Month LIBOR USD + 5.337%), 12/1/2025 (a)(b)	6,250,000	6,379,927
Citadel LP, 5.375%, 1/17/2023 (a)	2,000,000	2,056,921
ConnectOne Bancorp, Inc., 5.750% (3 Month LIBOR USD + 3.930%), 7/1/2025 (b)	10,125,000	10,284,762
Customers Bancorp, Inc., 3.950%, 6/30/2022	1,250,000	1,229,934
Durant Bancorp, Inc., 5.875% (3 Month LIBOR USD + 3.742%), 3/15/2027 (a)(b)	1,200,000	1,220,531
EF Holdco, Inc. / EF Cayman Holdings Ltd., 5.500%, 9/1/2022 (a)	4,000,000	4,082,157
Empire Bancorp, Inc., 7.375%, 12/17/2025 (a)	7,500,000	7,882,255
FedNat Holding Co., 7.500%, 3/15/2029 (a)	8,000,000	8,020,000
Fidelity Bank, 5.875% (3 Month LIBOR USD + 3.630%), 5/31/2030 (b)	16,000,000	16,734,629
Fidelity Financial Corp., 5.750% (3 Month LIBOR USD + 3.910%), 9/30/2027 (a)(b)	5,000,000	5,080,493
Fifth Third Bank, 2.200%, 10/30/2020	1,500,000	1,489,410
Financial Institutions, Inc., 6.000% (3 Month LIBOR USD + 3.944%), 4/15/2030 (b)	4,000,000	4,101,150
First Bancshares, Inc., 6.400% (3 Month LIBOR USD + 3.390%), 5/1/2033 (b)	2,000,000	2,069,746

First Busey Corp., 4.750% (3 Month London Interbank Bid Rate GBP + 2.919%), 5/25/2027 (b)	200,000	202,920
First Charter Capital Trust, 4.301% (3 Month LIBOR USD + 1.690%), 9/15/2035 (b)	4,000,000	3,736,775
First Commonwealth Bank, 4.875% (3 Month LIBOR USD + 1.845%), 6/1/2028 (b)	3,000,000	2,995,078
First Midwest Bancorp, Inc., 5.875%, 9/29/2026	8,500,000	8,981,643
First National of Nebraska, Inc., 4.375% (3 Month LIBOR USD + 1.600%), 10/1/2028 (a)(b)	1,250,000	1,233,536
First NBC Bank Holding Co., 5.750%, 2/18/2025 (g)(n)(o)	13,500,000	2,025,000
First Priority Bank, 7.000%, 11/30/2025 (a)	6,000,000	6,209,590
Flagstar Bancorp, Inc., 6.125%, 7/15/2021	4,600,000	4,829,360
Franklin Financial Network, Inc., 7.000% (3 Month LIBOR USD + 6.040%), 7/1/2026 (b)	2,000,000	2,057,122
Goldman Sachs Group, Inc., 3.272% (3 Month LIBOR USD + 1.201%), 9/29/2025 (b)	1,500,000	1,483,354
Great Southern Bancorp, Inc., 5.250% (3 Month LIBOR USD + 4.087%), 8/15/2026 (b)	1,000,000	1,005,435
Hanmi Financial Corp., 5.450% (3 Month LIBOR USD + 3.315%), 3/30/2027 (b)	5,400,000	5,520,265
Hildene Collateral Management Co. LLC, 5.500%, 12/28/2042 (a)	2,000,000	2,108,176
Home BancShares, Inc., 5.625% (3 Month LIBOR USD + 3.575%), 4/15/2027 (b)	950,000	962,272
Independent Bank Corp., 4.750% (3 Month LIBOR USD + 2.190%), 3/15/2029 (a)(b)	5,000,000	4,984,794
Investar Holding Corp., 6.000% (3 Month LIBOR USD + 3.945%), 3/30/2027 (b)	1,500,000	1,528,211
Jeff Davis Bancshares, Inc., 6.750% (3 Month LIBOR USD + 4.690%), 1/15/2027 (a)(b)	5,000,000	5,107,696
JPMorgan Chase & Co., 3.236% (3 Month LIBOR USD + 0.500%), 2/1/2027 (b)	1,673,000	1,532,284
JPMorgan Chase & Co., 3.551% (3 Month LIBOR USD + 0.950%), 9/30/2034 (b)	3,400,000	2,980,746
KeyCorp Capital I, 3.332% (3 Month LIBOR USD + 0.740%), 7/1/2028 (b)	5,000,000	4,529,450
Kingstone Cos, Inc., 5.500%, 12/30/2022	4,000,000	4,009,476
Lakeland Bancorp, Inc., 5.125% (3 Month LIBOR USD + 3.970%), 9/30/2026 (b)	2,900,000	2,909,843
Luther Burbank Corp., 6.500%, 9/30/2024 (a)	19,800,000	20,649,714
Malvern Bancorp, Inc., 6.125% (3 Month LIBOR USD + 4.145%), 2/15/2027 (b)	1,250,000	1,286,027
Marble Point Loan Financing Ltd. / MPLF Funding I LLC, 7.500%, 10/16/2025 (a)	2,500,000	2,525,000
Marquis Bancorp, Inc., 7.000% (3 Month LIBOR USD + 5.760%), 10/30/2026 (a)(b)	4,000,000	4,112,208
Metropolitan Bancgroup, Inc., 6.500% (3 Month LIBOR USD + 5.545%), 7/1/2026 (a)(b)	2,500,000	2,558,331
Metropolitan Bank Holding Corp., 6.250% (3 Month LIBOR USD + 4.260%), 3/15/2027 (a)(b)	1,000,000	1,021,644
Midland States Bancorp, Inc., 6.500%, 6/18/2025	15,000,000	15,631,330
Millennium Consolidated Holdings LLC, 7.500%, 6/30/2023 (a)	1,000,000	1,013,074
MM Finished Lots Holdings LLC, 7.250%, 1/31/2024 (a)	1,465,683	1,469,347
Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/2023 (a)	4,504,000	4,549,040
Nationstar Mortgage LLC / Nationstar Capital Corp., 6.500%, 7/1/2021	4,000,000	4,015,000
New York Community Bancorp, Inc., 5.900% (3 Month LIBOR USD + 2.780%), 11/6/2028 (b)	5,000,000	5,054,246
NexBank Capital, Inc., 5.500% (3 Month LIBOR USD + 4.355%), 3/16/2026 (a)(b)	1,800,000	1,815,299
Noah Bank, 9.000%, 4/17/2025	4,500,000	4,741,718
Oconomowoc Bancshares, Inc., 6.875%, 11/17/2025 (a)	6,500,000	6,803,885
Orrstown Financial Services, Inc., 6.000% (3 Month LIBOR USD + 3.160%), 12/30/2028 (b)	2,000,000	2,043,383
Pacific Continental Corp., 5.875% (3 Month LIBOR USD + 4.715%), 6/30/2026 (b)	3,150,000	3,216,796
Plaza Bancorp, 7.125%, 6/26/2025 (a)	5,000,000	5,234,518
PNC Bank NA, 2.600%, 7/21/2020	3,000,000	2,999,786
PNC Bank NA, 2.500%, 1/22/2021	1,300,000	1,297,000
Preferred Bank, 6.000% (3 Month LIBOR USD + 4.673%), 6/15/2026 (b)	4,838,000	4,915,366
Preferred Pass-Through Trust, 4.782% (N/A + 0.000%), 12/29/2049 (a)(e)	1,000,000	840,000
RBB Bancorp, 6.500% (3 Month LIBOR USD + 5.160%), 3/31/2026 (a)(b)	4,000,000	4,078,383
ReadyCap Holdings LLC, 7.500%, 2/15/2022 (a)	3,000,000	3,170,339
Renasant Corp., 8.500%, 6/27/2024 (a)	10,000,000	10,333,361
Revere Bank, 5.625% (3 Month LIBOR USD + 4.409%), 9/30/2026 (b)	6,500,000	6,580,438
Simmons First National Corp., 5.000% (3 Month LIBOR USD + 2.150%), 4/1/2028 (b)	5,250,000	5,281,605
Southcoast Capital, 3.837%, 9/30/2035 (e)	4,000,000	3,480,000
Southern National Bancorp of Virginia, Inc., 5.875% (3 Month LIBOR USD + 3.950%), 1/31/2027 (a)(b)	1,000,000	1,016,856
Southside Bancshares, Inc., 5.500% (3 Month LIBOR USD + 4.297%), 9/30/2026 (b)	3,000,000	3,031,714
Sterling Bancorp, Inc., 7.000% (3 Month LIBOR USD + 5.820%), 4/15/2026 (a)(b)	6,750,000	6,923,785
SunTrust Capital I, 3.350% (3 Month LIBOR USD + 0.670%), 5/15/2027 (b)	3,000,000	2,777,670
SunTrust Capital III, 3.261% (3 Month LIBOR USD + 0.650%), 3/15/2028 (b)	5,330,000	4,961,644
Synovus Financial Corp., 5.750% (3 Month LIBOR USD + 4.182%), 12/15/2025 (b)	5,021,000	5,159,077
TIAA FSB Holdings, Inc., 5.750%, 7/2/2025	1,750,000	1,849,038
TIAA FSB Holdings, Inc., 6.000% (3 Month LIBOR USD + 4.704%), 3/15/2026 (b)	5,000,000	5,112,069
TIAA FSB Holdings, Inc., 4.329%, 1/7/2035 (b)(e)	5,000,000	4,750,000
Towne Bank, 4.500% (3 Month LIBOR USD + 2.550%), 7/30/2027 (b)	4,560,000	4,578,662
Tri-County Financial Group, Inc., 7.000% (3 Month LIBOR USD + 5.862%), 10/15/2026 (b)	7,500,000	7,710,828
Trinitas Capital Management LLC, 7.750%, 6/15/2023 (a)	3,000,000	3,039,683
United Financial Bancorp, Inc., 5.750%, 10/1/2024	9,400,000	9,581,315
United Insurance Holdings Corp., 6.250%, 12/15/2027	7,170,000	7,298,899
USAmeriBancorp, Inc., 6.250% (3 Month LIBOR USD + 4.945%), 4/1/2026 (a)(b)	3,000,000	3,065,362
Wachovia Capital Trust II, 3.097% (3 Month LIBOR USD + 0.500%), 1/15/2027 (b)	9,000,000	8,310,510
Wells Fargo & Co., 2.150%, 1/30/2020	3,775,000	3,760,260
WSFS Cap Trust, 4.289%, 6/1/2035 (a)(e)	4,000,000	3,720,000
WT Holdings, Inc., 7.000%, 4/30/2023 (a)	2,700,000	2,719,278

Your Community Bank, 6.250% (3 Month LIBOR USD + 4.590%), 12/15/2025 (b)	4,000,000	4,066,576
ZAIS Group LLC, 7.000%, 11/15/2023 (a)	2,000,000	2,027,686

		423,718,844

Industrial — 0.11%
FXI Holdings, Inc., 7.875%, 11/1/2024 (a)	4,255,000	4,020,975
US Concrete, Inc., 6.375%, 6/1/2024	4,510,000	4,656,575

		8,677,550

TOTAL CORPORATE OBLIGATIONS - (Cost — $462,547,799)		460,429,390

	Shares
Investment Companies — 1.89%
Affiliated Mutual Funds — 1.89%
Angel Oak Financials Income Fund, Institutional Class	3,908,858	36,586,906
Angel Oak High Yield Opportunities Fund, Institutional Class	2,834,106	33,130,703
Angel Oak Ultrashort Income Fund, Institutional Class	7,409,306	74,537,615

TOTAL INVESTMENT COMPANIES (Cost — $143,960,671)		144,255,224

	Principal
	Amount
Mortgage Backed Securities - U.S. Government Agency Issues — 5.67%
Federal Home Loan Mortgage Corp., Series 2016-KF14, Class B, 11.295% (1 Month LIBOR USD + 8.800%), 1/25/2023 (a)(b)	2,060,242	2,205,417
Federal Home Loan Mortgage Corp., Series 2017-KF28, Class B, 6.495% (1 Month LIBOR USD + 4.000%), 1/25/2024 (a)(b)	1,253,099	1,290,643
Federal Home Loan Mortgage Corp., Series 2014-DN1, Class M3, 6.977% (1 Month LIBOR USD + 4.500%), 2/26/2024 (b)	5,000,000	5,645,710
Federal Home Loan Mortgage Corp., Series KF36, Class A, 1.961% (1 Month LIBOR USD + 0.340%), 8/25/2024 (b)	15,937,483	15,911,548
Federal Home Loan Mortgage Corp., Series 2017-KF36, Class B, 5.145% (1 Month LIBOR USD + 2.650%), 8/25/2024 (a)(b)	4,312,496	4,417,272
Federal Home Loan Mortgage Corp., Series 2018-KF42, Class B, 4.695% (1 Month LIBOR USD + 2.200%), 12/25/2024 (a)(b)	5,158,312	5,173,993
Federal Home Loan Mortgage Corp., Series 2015-DN1, Class M3, 6.627% (1 Month LIBOR USD + 4.150%), 1/27/2025 (b)	3,604,072	3,844,950
Federal Home Loan Mortgage Corp., Series 2018-KF44, Class B, 4.645% (1 Month LIBOR USD + 2.150%), 2/25/2025 (a)(b)	4,680,783	4,698,467
Federal Home Loan Mortgage Corp., Series 2015-HQ1, Class M3, 6.277% (1 Month LIBOR USD + 3.800%), 3/25/2025 (b)	1,586,528	1,674,392
Federal Home Loan Mortgage Corp., Series KJ20, Class A2, 3.799%, 12/25/2025	4,785,000	5,040,026
Federal Home Loan Mortgage Corp., Series KF58, Class A, 2.995% (1 Month LIBOR USD + 0.500%), 1/25/2026 (b)	11,997,329	12,012,313
Federal Home Loan Mortgage Corp., Series KF60, Class A, 2.985% (1 Month LIBOR USD + 0.490%), 2/25/2026 (b)	14,998,497	15,017,230
Federal Home Loan Mortgage Corp., Series KF16, Class A, 3.125% (1 Month LIBOR USD + 0.630%), 3/25/2026 (b)	215,501	215,899
Federal Home Loan Mortgage Corp., Series 2017-KSW2, Class B, 5.145% (1 Month LIBOR USD + 2.650%), 5/25/2027 (a)(b)	7,941,733	8,077,315
Federal Home Loan Mortgage Corp., Series 2017-KF33, Class B, 5.045% (1 Month LIBOR USD + 2.550%), 6/25/2027 (a)(b)	2,074,608	2,102,947
Federal Home Loan Mortgage Corp., Series K070, Class X1, 0.457%, 11/25/2027 (e)(h)	60,794,999	1,557,872
Federal Home Loan Mortgage Corp., Series 2017-KF40, Class B, 5.195% (1 Month LIBOR USD + 2.700%), 11/25/2027 (a)(b)	3,043,530	3,088,379
Federal Home Loan Mortgage Corp., Series 2015-HQA1, Class M2, 5.127% (1 Month LIBOR USD + 2.650%), 3/27/2028 (b)	719,309	728,267
Federal Home Loan Mortgage Corp., Series 2018-K77, Class C, 4.159%, 5/25/2028 (a)	8,750,000	8,567,694
Federal Home Loan Mortgage Corp., Series 2015-HQA2, Class M2, 5.277% (1 Month LIBOR USD + 2.800%), 5/25/2028 (b)	1,179,313	1,204,403
Federal Home Loan Mortgage Corp., Series 2018-K80, Class B, 4.373%, 7/25/2028 (e)	2,750,000	2,717,093
Federal Home Loan Mortgage Corp., Series 2018-KR07, Class B, 4.221%, 9/25/2028 (e)	2,250,000	2,055,402
Federal Home Loan Mortgage Corp., Series 2016-HQA1, Class M2, 5.227% (1 Month LIBOR USD + 2.750%), 9/25/2028 (b)	1,609,682	1,633,624
Federal Home Loan Mortgage Corp., Series 2016-DNA2, Class M2, 4.677% (1 Month LIBOR USD + 2.200%), 10/25/2028 (b)	1,119,750	1,127,417
Federal Home Loan Mortgage Corp., Series K087, Class X1, 0.363%, 12/25/2028 (e)(h)	213,400,023	6,728,289
Federal Home Loan Mortgage Corp., Series KF57, Class A, 3.035% (1 Month LIBOR USD + 0.540%), 12/25/2028 (b)	12,372,000	12,387,552
Federal Home Loan Mortgage Corp., Series KF59, Class A, 3.035% (1 Month LIBOR USD + 0.540%), 2/25/2029 (b)	30,000,000	30,037,470
Federal Home Loan Mortgage Corp., Series 2016-HQA3, Class M3, 6.327% (1 Month LIBOR USD + 3.850%), 3/26/2029 (b)	3,900,000	4,307,402
Federal Home Loan Mortgage Corp., Series 2017-DNA2, Class M2, 5.927% (1 Month LIBOR USD + 3.450%), 10/25/2029 (b)	10,420,000	11,275,492
Federal Home Loan Mortgage Corp., Series 2017-DNA3, Class M2, 4.977% (1 Month LIBOR USD + 2.500%), 3/25/2030 (b)	10,750,000	11,089,281
Federal Home Loan Mortgage Corp., Series 2017-HQA3, Class M2, 4.827% (1 Month LIBOR USD + 2.350%), 4/25/2030 (b)	6,000,000	6,122,724
Federal Home Loan Mortgage Corp., Series 2018-HQA1, Class M2, 4.777% (1 Month LIBOR USD + 2.300%), 9/25/2030 (b)	7,800,000	7,871,347
Federal Home Loan Mortgage Corp., Series K156, Class A2, 3.700%, 1/25/2033	2,500,000	2,627,145
Federal Home Loan Mortgage Corp., Series 4658, Class CE, 3.000%, 7/15/2040	1,299,152	1,313,671
Federal Home Loan Mortgage Corp., Series Q004, Class A4H, 2.793%, 8/25/2046 (e)	6,215,104	6,289,057
Federal Home Loan Mortgage Corp., Series 2017-SC02, Class M1, 3.863%, 5/25/2047 (a)(e)	7,520,496	7,591,805
Federal Home Loan Mortgage Corp., Series 2016-K58, Class B, 3.867%, 9/25/2049 (a)(e)	5,000,000	5,025,750
Federal Home Loan Mortgage Corp., Series 2017-K61, Class B, 3.809%, 12/25/2049 (a)(e)	6,250,000	6,219,725
Federal Home Loan Mortgage Corp., Series 2017-K62, Class B, 4.004%, 1/25/2050 (a)(e)	7,940,000	7,921,722
Federal Home Loan Mortgage Corp., Series 2017-K66, Class B, 4.173%, 8/25/2050 (a)(e)	3,500,000	3,557,995
Federal Home Loan Mortgage Corp., Series 2017-K728, Class B, 3.764%, 11/25/2050 (a)(e)	4,200,000	4,196,279
Federal Home Loan Mortgage Corp., Series 2017-K71, Class C, 3.882%, 11/25/2050 (a)(e)	2,600,000	2,421,791
Federal Home Loan Mortgage Corp., Series 2018-K731, Class B, 3.910%, 4/25/2051 (a)	8,750,000	8,821,330
Federal Home Loan Mortgage Corp., Series 2018-K76, Class C, 4.349%, 6/25/2051 (a)(e)	8,000,000	7,547,376
Federal Home Loan Mortgage Corp., Series 2018-K79, Class C, 4.352%, 7/25/2051 (a)(e)	4,400,000	4,374,634
Federal Home Loan Mortgage Corp., Series 2019-DNA2, Class M1, 3.277% (1 Month LIBOR USD + 0.800%), 3/25/2049 (a)(b)	4,500,000	4,513,203
Federal National Mortgage Association, Series 2016-M6, Class ASQ2, 1.785%, 6/25/2019	22,122	22,114
Federal National Mortgage Association, Series 2014-C04, Class 2M2, 7.477% (1 Month LIBOR USD + 5.000%), 11/25/2024 (b)	3,015,261	3,349,144
Federal National Mortgage Association, Series 2018-M12, Class FA3, 3.182% (1 Month LIBOR USD + 0.700%), 6/25/2025 (b)	7,963,094	7,956,214
Federal National Mortgage Association, Series 2015-C03, Class 1M2, 7.477% (1 Month LIBOR USD + 5.000%), 7/25/2025 (b)	2,732,767	3,043,029
Federal National Mortgage Association, Series AN7838, 3.020%, 12/1/2027	7,522,000	7,596,972
Federal National Mortgage Association, Series 2013-24, Class LC, 1.500%, 3/25/2028	6,400,646	6,228,335

Federal National Mortgage Association, Series 2015-C04, Class 2M2, 8.027% (1 Month LIBOR USD + 5.550%), 4/25/2028 (b)	2,866,624	3,201,961
Federal National Mortgage Association, Series AN8506, 3.410%, 5/1/2028	9,000,000	9,280,350
Federal National Mortgage Association, Series 2016-C04, Class 1M1, 3.927% (1 Month LIBOR USD + 1.450%), 1/25/2029 (b)	1,402,708	1,409,981
Federal National Mortgage Association, Series 2016-C05, Class 2M2, 6.927% (1 Month LIBOR USD + 4.450%), 1/25/2029 (b)	5,000,000	5,442,735
Federal National Mortgage Association, Series 2016-C06, Class 1M1, 3.777% (1 Month LIBOR USD + 1.300%), 4/25/2029 (b)	3,337,308	3,356,874
Federal National Mortgage Association, Series 2017-C02, Class 2M1, 3.627% (1 Month LIBOR USD + 1.150%), 9/25/2029 (b)	1,044,121	1,046,761
Federal National Mortgage Association, Series 2017-C02, Class 2M2, 6.127% (1 Month LIBOR USD + 3.650%), 9/25/2029 (b)	1,150,000	1,239,697
Federal National Mortgage Association, Series 2017-C03, Class 1M2, 5.477% (1 Month LIBOR USD + 3.000%), 10/25/2029 (b)	8,500,000	9,038,211
Federal National Mortgage Association, Series 2017-C04, Class 2M1, 3.327% (1 Month LIBOR USD + 0.850%), 11/26/2029 (b)	1,852,355	1,856,492
Federal National Mortgage Association, Series 2017-C04, Class 2M2, 5.327% (1 Month LIBOR USD + 2.850%), 11/26/2029 (b)	5,900,000	6,159,205
Federal National Mortgage Association, Series 2017-C05, Class 1M2, 4.677% (1 Month LIBOR USD + 2.200%), 1/25/2030 (b)	5,700,000	5,801,426
Federal National Mortgage Association, Series 2017-C06, Class 1M2, 5.127% (1 Month LIBOR USD + 2.650%), 2/25/2030 (b)	4,550,000	4,699,786
Federal National Mortgage Association, Series 2018-M6, Class FA, 2.805% (1 Month LIBOR USD + 0.320%), 4/25/2030 (b)	4,990,716	4,913,390
Federal National Mortgage Association, Series 2017-C07, Class 1M2, 4.877% (1 Month LIBOR USD + 2.400%), 5/28/2030 (b)	5,000,000	5,122,330
Federal National Mortgage Association, Series 2017-C07, Class 2M2, 4.977% (1 Month LIBOR USD + 2.500%), 5/28/2030 (b)	4,750,000	4,855,787
Federal National Mortgage Association, Series 2018-C01, Class 1M2, 4.727% (1 Month LIBOR USD + 2.250%), 7/25/2030 (b)	8,478,000	8,588,740
Federal National Mortgage Association, Series 2018-C02, Class 2M1, 3.127% (1 Month LIBOR USD + 0.650%), 8/26/2030 (b)	2,857,716	2,861,279
Federal National Mortgage Association, Series 2018-C02, Class 2M2, 4.677% (1 Month LIBOR USD + 2.200%), 8/26/2030 (b)	12,151,108	12,236,324
Federal National Mortgage Association, Series 2018-C02, Class 2B1, 6.477% (1 Month LIBOR USD + 4.000%), 8/26/2030 (b)	8,500,000	8,697,523
Federal National Mortgage Association, Series 2018-C03, Class 1M2, 4.627% (1 Month LIBOR USD + 2.150%), 10/25/2030 (b)	9,750,000	9,811,376
Federal National Mortgage Association, Series 2018-C04, Class 2M2, 5.027% (1 Month LIBOR USD + 2.550%), 12/26/2030 (b)	7,000,000	7,117,523
Federal National Mortgage Association, Series 2018-C05, Class 1M2, 4.827% (1 Month LIBOR USD + 2.350%), 1/27/2031 (b)	3,361,499	3,408,553
Federal National Mortgage Association, Series 2018-C06, Class 2M2, 4.577% (1 Month LIBOR USD + 2.100%), 3/25/2031 (b)	7,900,000	7,912,964
Federal National Mortgage Association, Series 2018-C06, Class 2B1, 6.577% (1 Month LIBOR USD + 4.100%), 3/25/2031 (b)	2,700,000	2,739,968
Federal National Mortgage Association, Series 2015-22, Class IN, 3.000%, 3/25/2044 (h)	6,976,563	766,529
Government National Mortgage Association, Series 2014-118, Class HI, 4.000%, 3/20/2040 (h)	3,843,126	326,931

TOTAL MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY ISSUES - (Cost — $426,570,987)		432,337,817

	Shares
Preferred Stocks — 0.17%
Financial — 0.04%
Morgan Stanley	130,497	2,641,259
Wells Fargo & Co.	23,990	601,430

		3,242,689

Real Estate Investment Trust — 0.13%
Ready Cap Corp., 6.500%, 4/30/2021	228,000	5,834,520
Sotherly Hotels LP, 7.250%, 2/15/2021	120,000	3,027,600
TriState Capital Holdings, Inc.	40,000	1,055,600

		9,917,720

TOTAL PREFERRED STOCKS (Cost — $13,181,416)		13,160,409

	Principal
	Amount
Whole Loans — 1.99%
Agency High Balance Residential Mortgages, 4.500% to 5.500%, 05/19/2048 to 12/01/2048 (g)	54,425,814	54,433,554
Agency High Balance Residential Mortgages, 4.875% to 5.375%, 09/15/2036 to 12/10/2037 (e)(g)	4,410,163	4,107,819
Residential Second Lien Mortgages, 4.949% to 11.549%, 09/01/2023 to 05/01/2049 (g)	67,913,176	70,534,046
Residential Transition Loans, 6.990% to 11.490%, 05/01/2019 to 06/01/2019 (g)(h)	8,939,118	8,950,971
PPMF Transitional Bridge Loans, 8.990% to 9.000%, 08/01/19 to 11/01/2019 (g)	2,692,200	2,692,200
Valley Oaks Nursing Home Commercial Loans, 7.410% to 7.760, 08/06/2021 to 02/06/2022 (e)(g)	11,100,000	11,047,464

TOTAL WHOLE LOANS (Cost — $152,077,126)		151,766,054

	Shares
Short-Term Investments — 1.46%
Money Market Funds — 1.46%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 2.310% (p)	111,216,776	111,216,776

TOTAL SHORT-TERM INVESTMENTS (Cost — $111,216,776)		111,216,776

TOTAL INVESTMENTS — 104.30% (Cost — $7,994,224,716)		7,959,679,417
Liabilities in Excess of Other Assets — (4.30%)		(327,959,922)

NET ASSETS — 100.00%		$7,631,719,495

(a)

Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. At April 30, 2019, the value of these securities amounted to $2,991,496,697 or 39.20% of net assets.

(b)	Variable or Floating Rate Security based on a reference index and spread. Rate disclosed is the rate in effect as of April 30, 2019.
(c)	Principal Only Security.
(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is the rate in effect as of April 30, 2019.
(e)	Variable Rate Security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of April 30, 2019.
(f)	Security issued on a when-issued basis. On April 30, 2019, the total value of investments purchased on a when-issued basis was $33,762,305 or 0.44% of net assets.
(g)	Illiquid security. At April 30, 2019, the value of these securities amounted to $349,887,150 or 4.58% of net assets.
(h)	Interest Only Security.
(i)	Variable rate security. The coupon is based on an underlying pool of community bank subordinated debt. The rate reported is the rate in effect as of April 30, 2019.
(j)

Security exempt from registration under Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. At April 30, 2019, the value of securities pledged amounted to $49,571,697 or 0.65% of net assets.

(k)	All or a portion of the security has been pledged as collateral in connection with open credit agreements. At April 30, 2019, the value of securities pledged amounted to $1,035,246,998.
(l)

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(m)	All or a portion of the security has been pledged as collateral in connection with open reverse repurchase agreements. At April 30, 2019, the value of securities pledged amounted to $9,595,789.
(n)	As of April 30, 2019, the Fund has fair valued these securities. The value of these securities amounted to $2,025,000 or 0.03% of net assets. Value determined using significant unobservable inputs.
(o)	Non-income producing security. Item identified as in default as to the payment of interest.
(p)	Rate disclosed is the seven day yield as of April 30, 2019.

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Open Futures Contracts

April 30, 2019 (Unaudited)

Short Futures Contracts	Expiration Month	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
3 Year ERIS Aged Standard Swap Future	June 2020	(227)	$(22,057,476)	$(135,088)
5 Year ERIS Aged Standard Swap Future	September 2020	(846)	(86,902,558)	(652,351)
3 Year ERIS Aged Standard Swap Future	December 2020	(173)	(17,236,890)	(168,070)
5 Year ERIS Aged Standard Swap Future	December 2020	(661)	(66,795,438)	(637,468)
3 Year ERIS Aged Standard Swap Future	March 2021	(526)	(51,584,557)	(612,948)
4 Year ERIS Aged Standard Swap Future	March 2021	(27)	(2,633,656)	(31,117)
5 Year ERIS Aged Standard Swap Future	March 2021	(52)	(5,233,826)	(60,070)
3 Year ERIS Aged Standard Swap Future	June 2021	(1,395)	(136,839,456)	(1,880,042)
4 Year ERIS Aged Standard Swap Future	June 2021	(33)	(3,177,771)	(44,438)
5 Year ERIS Aged Standard Swap Future	June 2021	(115)	(11,532,522)	(155,077)
3 Year ERIS Aged Standard Swap Future	September 2021	(915)	(91,102,707)	(1,409,192)
4 Year ERIS Aged Standard Swap Future	September 2021	(490)	(48,488,244)	(753,081)
3 Year ERIS Aged Standard Swap Future	December 2021	(320)	(32,330,944)	(554,976)
5 Year ERIS Aged Standard Swap Future	December 2021	(6)	(582,877)	(10,301)
4 Year ERIS Aged Standard Swap Future	March 2022	(59)	(5,818,798)	(112,312)
3 Year ERIS Aged Standard Swap Future	June 2022	(158)	(16,115,210)	(4,187)
4 Year ERIS Aged Standard Swap Future	June 2022	(1,572)	(153,574,496)	(3,243,350)
5 Year ERIS Aged Standard Swap Future	September 2022	(117)	(11,556,804)	(261,858)
4 Year ERIS Aged Standard Swap Future	December 2022	(29)	(2,943,929)	(70,305)
5 Year ERIS Aged Standard Swap Future	December 2022	(36)	(3,590,381)	(86,656)
7 Year ERIS Aged Standard Swap Future	December 2022	(83)	(8,495,921)	(199,673)
5 Year ERIS Aged Standard Swap Future	June 2023	(1,006)	(98,987,281)	(2,709,057)
5 Year ERIS Aged Standard Swap Future	March 2024	(23)	(2,345,246)	(33,941)
7 Year ERIS Aged Standard Swap Future	September 2024	(8)	(797,953)	(26,711)
10 Year ERIS Aged Standard Swap Future	December 2024	(505)	(56,088,684)	(1,777,196)
10 Year ERIS Aged Standard Swap Future	September 2025	(178)	(19,045,697)	(679,640)
7 Year ERIS Aged Standard Swap Future	December 2025	(5)	(511,293)	(19,599)
10 Year ERIS Aged Standard Swap Future	September 2026	(186)	(18,652,917)	(775,211)
10 Year ERIS Aged Standard Swap Future	March 2027	(346)	(32,873,010)	(1,370,395)
10 Year ERIS Aged Standard Swap Future	September 2027	(94)	(9,493,746)	(431,103)
10 Year ERIS Aged Standard Swap Future	December 2027	(23)	(2,315,111)	(107,596)
10 Year ERIS Aged Standard Swap Future	March 2028	(11)	(1,079,726)	(51,968)
10 Year ERIS Aged Standard Swap Future	June 2028	(105)	(10,294,232)	(504,588)
10 Year ERIS Aged Standard Swap Future	December 2028	(55)	(5,744,822)	(141,682)
10 Year ERIS Aged Standard Swap Future	March 2029	(236)	(24,646,188)	(564,224)

Total				$(20,275,471)

Angel Oak Multi-Strategy Income Fund

Consolidated Schedule of Open Reverse Repurchase Agreements

April 30, 2019 (Unaudited)

	Interest	Trade	Maturity	Net Closing
Counterparty	Rate	Date	Date	Amount	Face Value
Bank of America Merrill Lynch	4.450%	4/1/2019	5/1/2019	$4,569,884	$4,553,000

					$4,553,000

A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount less than the fair value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the pledged assets continue to pay principal and interest which are for the benefit of the Fund.

Wholly-Owned Subsidiaries

As part of its investment strategies, Multi-Strategy Income Fund invests directly or, to comply with certain regulations, through wholly-owned and controlled subsidiaries formed by the Fund, Hyperion Loan Funding Trust (“Hyperion”) and Titan Loan Funding Trust (“Titan”), each a statutory trust organized under the laws of the state of Delaware, each incorporated on August 2, 2018. Hyperion and Titan act as investment vehicles in order to purchase residential and commercial real estate whole loans, participations in such loans, or instruments representing the right to receive interest payments and principal due on such loans. The allocation of the Multi-Strategy Income Fund’s investments, if any, in Hyperion or Titan will vary over time and might not include all of the types of investments described above.

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets and liabilities. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments based on the best information available).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, collateralized loan obligations, collateralized mortgage obligations, corporate obligations and mortgage-backed securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, mortgage-backed and asset-backed obligations may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets (“OTC”) as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, Fair Value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise Fair Value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, which represents fair value. These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a Pricing Service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Over-the-counter financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund’s valuation processes and reports quarterly to the Board. The Valuation and Risk Management Oversight Committee has delegated to the Valuation Committee of Angel Oak Capital Advisors, LLC (the “Adviser”) the day to day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Adviser’s Pricing Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2019:

Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$756,101,111	$—	$756,101,111
Collateralized Debt Obligations	—	19,656,006	—	19,656,006
Collateralized Loan Obligations	—	786,404,775	—	786,404,775
Collateralized Mortgage Obligations	—	5,084,351,855	—	5,084,351,855
Corporate Obligations	—	458,404,390	2,025,000	460,429,390
Investment Companies	144,255,224	—	—	144,255,224
Mortgage-Backed Securities - U.S. Government Agency Issues	—	432,337,817	—	432,337,817
Preferred Stocks	7,325,889	5,834,520	—	13,160,409
Whole Loans	—	151,766,054	—	151,766,054
Short-Term Investments	111,216,776	—	—	111,216,776

Total	262,797,889	7,694,856,528	2,025,000	7,959,679,417

Other Financial Instruments*
Liabilities
Futures Contracts	$(20,275,471)	$—	$—	$(20,275,471)
Reverse Repurchase Agreements	$—	$(4,553,000)	$—	$(4,553,000)

*

Other financial instruments are derivative instruments, such as futures and reverse repurchase agreements. Futures are reflected at the unrealized appreciation (depreciation) on the instrument as reflected in the consolidated Schedule of Investments.

See the Consolidated Schedule of Investments for further disaggregation of investment categories. During the period ended April 30, 2019, the Fund did not recognize any transfers to or from Level 3. See the summary of quantitative information about Level 3 Fair Value Measurements for more information.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 01/31/2019	Discounts/Premiums	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 04/30/2019
Corporate Obligation	$2,700,000	$—	$—	$(675,000)	$—	$—	$—	$—	$2,025,000

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at April 30, 2019, is $(675,000).

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 04/30/2019	Valuation Techniques	Unobservable Input	Range/Weighted Average Unobservable Input*
Corporate Obligations	$2,025,000	Consensus Pricing	Third party	$15.00

*	Table presents information for one security, which is valued at $15.00 as of April 30, 2019.

Derivative Instruments and Hedging Activities at April 30, 2019 (Unaudited)

GAAP requires disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.

During the period, the Fund entered into futures to hedge various investments for risk management.

Fair Values of Derivative Instruments in the Fund as of April 30, 2019:

Derivatives	Type of Derivative Risk	Liability Derivatives	Value
Futures Contracts	Interest Rate	Unrealized depreciation on futures contracts	$(20,275,471)

The average monthly notional value of long and short futures contracts during the period ended April 30, 2019, was ($1,550,229,397).

Secured Borrowings

The Funds recently adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Securities sold under reverse repurchase agreements are reflected as a liability on the Consolidated Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Consolidated Statement of Operations. Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to the Fund. In such situations, the Fund may incur losses as a result of a possible decline in the value of the underlying security during the period while the Fund’s seek to enforce its rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing its rights.

Multi-Strategy Income Fund
Reverse Repurchase Agreements	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Collateralized Mortgage Obligations	$—	$4,553,000	$—	$—	$4,553,000

Total	$—	$4,553,000	$—	$—	$4,553,000

Transactions with Affiliates

The Funds’ transactions with affiliates represent holdings for which the respective Fund and the underlying investee fund have the same investment advisor or where the investee fund’s investment advisor is under common control with the Fund’s investment advisor.

The Multi-Strategy Income Fund had the following transactions during the period ended April 30, 2019, with affiliates:

	Share Activity				Period Ended April 30, 2019
Security Name	Balance February 1, 2019	Purchases	Sales	Balance April 30, 2019	Value	Dividend Income	Gain (Loss) Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation) on Investments in Affiliates
Financials Income Fund	3,324,904	583,954	—	3,908,858	$36,586,906	$432,505	$—	$166,293
High Yield Opportunities Fund	1,919,715	914,391	—	2,834,106	$33,130,703	$449,259	$—	$892,676
UltraShort Income Fund	7,151,375	257,931	—	7,409,306	$74,537,615	$585,849	$—	$294,987

Total	12,395,994	1,756,276	—	14,152,270	$144,255,224	$1,467,613	$—	$1,353,956

Angel Oak Financials Income Fund

Schedule of Investments

April 30, 2019 (Unaudited)

	Principal
	Amount	Value
Collateralized Debt Obligations — 6.85%
Financial Institution Note Securitization Ltd., Series 2015-1A, Class C, 7.000%, 7/30/2026 (a)	$3,725,000	$3,776,245
Financial Institution Note Securitization Ltd., Series 2015-1, 11.660%, 7/30/2026 (a)(b)(c)	6,666,000	6,649,335

TOTAL COLLATERALIZED DEBT OBLIGATIONS - (Cost — $10,391,000)		10,425,580

Collateralized Loan Obligations — 5.66%
Carlyle Global Market Strategies CLO Ltd., Series 2013-2A, Class ER, 7.851% (3 Month LIBOR USD + 5.250%), 1/18/2029 (a)(d)	2,000,000	1,884,722
Hildene TruPS Financials Note Securitization Ltd., Series 2018-1A, Class A1, 3.944% (3 Month LIBOR USD + 1.360%), 10/12/2038 (a)(d)	1,773,579	1,755,844
Hildene TruPS Financials Note Securitization Ltd., Series 2018-1A, Class B, 6.624% (3 Month LIBOR USD + 4.040%), 10/12/2038 (a)(d)	1,000,000	985,000
Hildene TruPS Financials Note Securitization Ltd., Series 2019-2A, Class A1, 0.000%, 5/23/2039 (a)(e)(f)	2,000,000	1,992,500
Hildene TruPS Financials Note Securitization Ltd., Series 2019-2A, Class A2, 0.000%, 5/23/2039 (a)(e)(f)	2,000,000	2,000,000

TOTAL COLLATERALIZED LOAN OBLIGATIONS - (Cost — $8,713,728)		8,618,066

	Shares
Common Stocks — 3.05%
Financial — 3.05%
AmeriServ Financial, Inc.	24,700	102,011
Atlantic Capital Bancshares, Inc. (g)	21,317	371,769
Central Valley Community Bancorp	10,050	205,623
Chemung Financial Corp.	4,800	227,424
Codorus Valley Bancorp, Inc.	13,790	291,797
Community Financial Corp.	9,407	288,042
Community West Bancshares	29,432	299,912
Eagle Bancorp Montana, Inc.	13,161	223,737
Entegra Financial Corp. (g)	6,288	185,496
ESSA Bancorp, Inc.	14,700	225,057
Financial Institutions, Inc.	11,828	325,270
First Bank	29,593	337,656
First United Corp.	18,661	353,066
Greene County Bancorp, Inc.	8,201	253,575
Pathfinder Bancorp, Inc.	14,701	204,344
Sandy Spring Bancorp	8,230	287,145
Severn Bancorp, Inc.	27,790	257,335
Summit Financial Group, Inc.	7,500	195,375

TOTAL COMMON STOCKS (Cost — $4,881,390)		4,634,634

	Principal
	Amount
Corporate Obligations — 72.04%
Financial — 72.04%
Allegiance Bank, 5.250% (3 Month LIBOR USD + 3.030%), 12/15/2027 (d)	1,000,000	1,031,108
Ameris Bancorp, 5.750% (3 Month LIBOR USD + 3.616%), 3/15/2027 (d)	2,960,000	3,010,162
Arbor Realty Trust, Inc., 5.625%, 5/1/2023	2,000,000	2,035,564
Arbor Realty Trust, Inc., 5.750%, 4/1/2024 (a)	2,000,000	1,998,025
Atlantic Capital Bancshares, Inc., 6.250% (3 Month LIBOR USD + 4.680%), 9/30/2025 (a)(d)	2,605,000	2,639,015
Banc of California, Inc., 5.250%, 4/15/2025	2,000,000	2,043,753
BNC Bancorp, 5.500% (3 Month LIBOR USD + 3.590%), 10/1/2024 (d)	1,200,000	1,205,441
Business Development Corp. of America, 4.750%, 12/30/2022 (a)	2,000,000	1,967,984
Capital One Financial Corp., 3.200%, 1/30/2023	1,000,000	1,003,617
CBX Corp., 5.500% (3 Month LIBOR USD + 3.290%), 4/4/2029 (a)(d)	1,000,000	1,000,000
ConnectOne Bancorp, Inc., 5.750% (3 Month LIBOR USD + 3.930%), 7/1/2025 (d)	2,600,000	2,641,025
ConnectOne Bancorp, Inc., 5.200% (3 Month LIBOR USD + 2.840%), 2/1/2028 (d)	1,950,000	1,954,856
Cullen/Frost Capital Trust II, 4.176% (3 Month LIBOR USD + 1.550%), 3/1/2034 (d)	825,000	713,358
Dime Community Bancshares, Inc., 4.500% (3 Month LIBOR USD + 2.660%), 6/15/2027 (d)	650,000	647,282

FedNat Holding Co., 7.500%, 3/15/2029 (a)	2,000,000	2,005,000
Fidelity Financial Corp., 5.750% (3 Month LIBOR USD + 3.910%), 9/30/2027 (a)(d)	3,000,000	3,048,296
FineMark Holdings, Inc., 5.875% (3 Month LIBOR USD + 2.970%), 6/30/2028 (d)	2,000,000	2,020,000
First Midwest Bancorp, Inc., 5.875%, 9/29/2026	1,000,000	1,056,664
First National of Nebraska, Inc., 4.375% (3 Month LIBOR USD + 1.600%), 10/1/2028 (a)(d)	3,000,000	2,960,487
First Paragould Bankshares, Inc., 5.250% (3 Month LIBOR USD + 3.095%), 12/15/2027 (a)(d)	2,250,000	2,233,373
FNB Corp., 4.950% (3 Month LIBOR USD + 2.400%), 2/14/2029 (d)	2,750,000	2,785,332
Franklin Financial Network, Inc., 7.000% (3 Month LIBOR USD + 6.040%), 7/1/2026 (d)	2,000,000	2,057,122
Goldman Sachs Group, Inc., 3.272% (3 Month LIBOR USD + 1.201%), 9/29/2025 (d)	1,000,000	988,903
Heritage Commerce Corp., 5.250% (3 Month LIBOR USD + 3.365%), 6/1/2027 (d)	2,000,000	2,007,038
Hildene Collateral Management Co. LLC, 5.500%, 12/28/2042 (a)	2,000,000	2,108,176
Home BancShares, Inc., 5.625% (3 Month LIBOR USD + 3.575%), 4/15/2027 (d)	2,600,000	2,633,587
Independent Bank Corp., 4.750% (3 Month LIBOR USD + 2.190%), 3/15/2029 (a)(d)	1,000,000	996,959
Independent Bank Group, Inc., 5.000% (3 Month LIBOR USD + 2.830%), 12/31/2027 (d)	1,750,000	1,756,745
Investar Holding Corp., 6.000% (3 Month LIBOR USD + 3.945%), 3/30/2027 (d)	2,500,000	2,547,019
Kingstone Cos, Inc., 5.500%, 12/30/2022	2,850,000	2,856,751
Lakeland Bancorp, Inc., 5.125% (3 Month LIBOR USD + 3.970%), 9/30/2026 (d)	2,145,000	2,152,280
Luther Burbank Corp., 6.500%, 9/30/2024 (a)	1,000,000	1,042,915
Malvern Bancorp, Inc., 6.125% (3 Month LIBOR USD + 4.145%), 2/15/2027 (d)	500,000	514,411
Marble Point Loan Financing Ltd. / MPLF Funding I LLC, 7.500%, 10/16/2025 (a)	2,500,000	2,525,000
Metropolitan Bank Holding Corp., 6.250% (3 Month LIBOR USD + 4.260%), 3/15/2027 (a)(d)	1,200,000	1,225,972
Millennium Consolidated Holdings LLC, 7.500%, 6/30/2023 (a)	1,000,000	1,013,074
NexBank Capital, Inc., 5.500% (3 Month LIBOR USD + 4.355%), 3/16/2026 (d)	200,000	201,700
NexBank Capital, Inc., 5.500% (3 Month LIBOR USD + 4.355%), 3/16/2026 (a)(d)	3,500,000	3,529,748
Orrstown Financial Services, Inc., 6.000% (3 Month LIBOR USD + 3.160%), 12/30/2028 (d)	2,000,000	2,043,383
Peapack Gladstone Financial Corp., 4.750% (3 Month LIBOR USD + 2.540%), 12/15/2027 (d)	2,250,000	2,233,323
Preferred Bank, 6.000% (3 Month LIBOR USD + 4.673%), 6/15/2026 (d)	1,301,000	1,321,805
RBB Bancorp, 6.500% (3 Month LIBOR USD + 5.160%), 3/31/2026 (a)(d)	2,800,000	2,854,868
ReadyCap Holdings LLC, 7.500%, 2/15/2022 (a)	2,000,000	2,113,560
Revere Bank, 5.625% (3 Month LIBOR USD + 4.409%), 9/30/2026 (d)	1,000,000	1,012,375
Silver Queen Financial Services, Inc., 5.500% (3 Month LIBOR USD + 3.338%), 12/1/2027 (a)(d)	2,800,000	2,826,637
Simmons First National Corp., 5.000% (3 Month LIBOR USD + 2.150%), 4/1/2028 (d)	2,000,000	2,012,040
SmartFinancial, Inc., 5.625% (3 Month LIBOR USD + 2.550%), 10/2/2028 (a)(d)	1,250,000	1,256,350
Southern National Bancorp of Virginia, Inc., 5.875% (3 Month LIBOR USD + 3.950%), 1/31/2027 (a)(d)	1,000,000	1,016,856
SunTrust Capital I, 3.350% (3 Month LIBOR USD + 0.670%), 5/15/2027 (d)	1,000,000	925,890
SunTrust Capital III, 3.261% (3 Month LIBOR USD + 0.650%), 3/15/2028 (d)	1,500,000	1,396,335
TIAA FSB Holdings, Inc., 5.750%, 7/2/2025	1,000,000	1,056,593
TIAA FSB Holdings, Inc., 6.000% (3 Month LIBOR USD + 4.704%), 3/15/2026 (d)	1,490,000	1,523,396
Towne Bank, 4.500% (3 Month LIBOR USD + 2.550%), 7/30/2027 (d)	2,500,000	2,510,231
Trinitas Capital Management LLC, 7.750%, 6/15/2023 (a)	2,250,000	2,279,762
United Insurance Holdings Corp., 6.250%, 12/15/2027	3,000,000	3,053,933
USAmeriBancorp, Inc., 6.250% (3 Month LIBOR USD + 4.945%), 4/1/2026 (a)(d)	2,000,000	2,043,575
Wachovia Capital Trust II, 3.097% (3 Month LIBOR USD + 0.500%), 1/15/2027 (d)	1,000,000	923,390
Wells Fargo & Co., 2.625%, 7/22/2022	1,000,000	991,869
WT Holdings, Inc., 7.000%, 4/30/2023 (a)	2,000,000	2,014,280
ZAIS Group LLC, 7.000%, 11/15/2023 (a)	2,000,000	2,027,686

TOTAL CORPORATE OBLIGATIONS - (Cost — $108,728,606)		109,595,879

	Shares
Short-Term Investments — 14.13%
Money Market Funds — 14.13%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 2.310% (h)	21,495,701	21,495,701

TOTAL SHORT-TERM INVESTMENTS (Cost — $21,495,701)		21,495,701

TOTAL INVESTMENTS — 101.73% (Cost — $154,210,425)		154,769,860
Liabilities in Excess of Other Assets — (1.73%)		(2,635,908)

NET ASSETS — 100.00%		$152,133,952

(a)

Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. At April 30, 2019, the value of these securities amounted to $67,771,242 or 44.55% of net assets.

(b)	Variable rate security. The coupon is based on an underlying pool of community bank subordinated debt. The rate reported is the rate in effect as of April 30, 2019.
(c)	Illiquid security. At April 30, 2019, the value of these securities amounted to $6,649,335 or 4.37% of net assets.
(d)	Variable or Floating Rate Security based on a reference index and spread. Rate disclosed is the rate in effect as of April 30, 2019.
(e)	Variable Rate Security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of April 30, 2019.
(f)	Security issued on a when-issued basis. On April 30, 2019, the total value of investments purchased on a when-issued basis was $3,992,500 or 2.62% of net assets.
(g)	Non-income producing security.
(h)	Rate disclosed is the seven day yield as of April 30, 2019.

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets and liabilities. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments based on the best information available).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, collateralized loan obligations, collateralized mortgage obligations, corporate obligations and mortgage-backed securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, mortgage-backed and asset-backed obligations may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets (“OTC”) as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, Fair Value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise Fair Value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, which represents fair value. These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a Pricing Service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Over-the-counter financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund’s valuation processes and reports quarterly to the Board. The Valuation and Risk Management Oversight Committee has delegated to the Valuation Committee of Angel Oak Capital Advisors, LLC (the“Adviser”) the day to day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Adviser’s Pricing Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2019:

Assets	Level 1	Level 2	Level 3	Total
Collateralized Debt Obligations	$—	$10,425,580	$—	$10,425,580
Collateralized Loan Obligations	—	8,618,066	—	8,618,066
Common Stocks	4,634,634	—	—	4,634,634
Corporate Obligations	—	109,595,879	—	109,595,879
Short-Term Investments	21,495,701	—	—	21,495,701

Total	26,130,335	128,639,525	—	154,769,860

See the Schedule of Investments for further disaggregation of investment categories. During the period ended April 30, 2019, the Fund did not recognize any transfers to or from Level 3.

Angel Oak High Yield Opportunities Fund

Schedule of Investments

April 30, 2019 (Unaudited)

	Principal
	Amount	Value
Collateralized Loan Obligations — 8.48%
AMMC CLO Ltd., Series 2016-19A, Class E, 9.597% (3 Month LIBOR USD + 7.000%), 10/16/2028 (a)(b)	$500,000	$500,767
BlueMountain CLO Ltd., Series 2016-2A, Class D, 9.644% (3 Month LIBOR USD + 7.000%), 8/20/2028 (a)(b)	500,000	500,208
Carlyle Global Market Strategies CLO Ltd., Series 2016-3A, Class D, 9.592% (3 Month LIBOR USD + 7.000%), 10/20/2029 (a)(b)	500,000	501,190
Madison Park Funding XII Ltd., Series 2014-12A, Class E, 7.692% (3 Month LIBOR USD + 5.100%), 7/20/2026 (a)(b)	500,000	498,960
MidOcean Credit CLO VI, Series 2016-6A, Class E, 9.932% (3 Month LIBOR USD + 7.340%), 1/22/2029 (a)(b)	500,000	500,843
MMCF CLO LLC, Series 2017-1A, Class D, 8.977% (3 Month LIBOR USD + 6.380%), 1/15/2028 (a)(b)(c)	500,000	487,127
OCP CLO Ltd., Series 2015-8A, Class D, 8.088% (3 Month LIBOR USD + 5.500%), 4/17/2027 (a)(b)	500,000	497,473
THL Credit Lake Shore MM CLO I Ltd., Series 2019-1A, Class E, 0.000% (3 Month LIBOR USD + 8.500%), 4/15/2030 (a)(b)(c)	500,000	485,000
Venture XXIII Ltd., Series 2016-23A, Class ER, 8.542% (3 Month LIBOR USD + 5.950%), 7/19/2028 (a)(b)	1,000,000	997,484
West CLO Ltd., Series 2014-1A, Class D, 7.501% (3 Month LIBOR USD + 4.900%), 7/18/2026 (a)(b)	500,000	499,977

TOTAL COLLATERALIZED LOAN OBLIGATIONS - (Cost — $5,454,697)		5,469,029

	Shares
Common Stocks — 0.09%
Consumer, Non-cyclical — 0.09%
Cenveo Corp. (b)(c)(d)	4,630	59,033

TOTAL COMMON STOCKS (Cost — $490,470)		59,033

	Principal
	Amount
Corporate Obligations — 88.13%
Basic Materials — 17.37%
Alcoa Nederland Holding BV, 7.000%, 9/30/2026 (b)(e)	500,000	541,250
Big River Steel LLC / BRS Finance Corp., 7.250%, 9/1/2025 (b)	100,000	106,702
Blue Cube Spinco LLC, 9.750%, 10/15/2023	250,000	280,000
Cascades, Inc., 5.750%, 7/15/2023 (b)(e)	128,000	130,240
Cleveland-Cliffs, Inc., 5.750%, 3/1/2025	205,000	204,528
Cleveland-Cliffs, Inc., 0.000%, 6/1/2027 (b)(f)	1,500,000	1,449,375
Coeur Mining, Inc., 5.875%, 6/1/2024	1,000,000	953,750
Consolidated Energy Finance SA, 6.500%, 5/15/2026 (b)(e)	1,250,000	1,281,250
Consolidated Energy Finance SA, 6.875%, 6/15/2025 (b)(e)	240,000	248,400
Cornerstone Chemical Co., 6.750%, 8/15/2024 (b)	175,000	171,062
CVR Partners LP / CVR Nitrogen Finance Corp., 9.250%, 6/15/2023 (b)	1,000,000	1,050,000
FMG Resources Ltd., 5.125%, 5/15/2024 (b)(e)	250,000	254,062
Kaiser Aluminum Corp., 5.875%, 5/15/2024	250,000	259,375
Kissner Holdings LP / Kissner Milling Co. Ltd. / BSC Holding, Inc. / Kissner USA, 8.375%, 12/1/2022 (b)(e)	1,000,000	1,046,250
Mercer International, Inc., 7.375%, 1/15/2025 (b)	750,000	793,594
Mercer International, Inc., 5.500%, 1/15/2026	250,000	248,125
Mineral Resources Ltd., 8.125%, 5/1/2027 (b)(e)	500,000	514,100
Schweitzer-Mauduit International, Inc., 6.875%, 10/1/2026 (b)	500,000	515,000
United States Steel Corp., 6.250%, 3/15/2026	250,000	225,313
Venator Finance Sarl / Venator Materials Corp., 5.750%, 7/15/2025 (b)	500,000	473,750
Versum Materials, Inc., 5.500%, 9/30/2024 (b)	435,000	463,819

		11,209,945

Communications — 8.56%
AMC Networks, Inc., 4.750%, 8/1/2025	500,000	498,545
Cable One, Inc., 5.750%, 6/15/2022 (b)	150,000	152,857
Cincinnati Bell, Inc., 7.000%, 7/15/2024 (b)	250,000	231,882
Clear Channel Worldwide Holdings, Inc., 9.250%, 2/15/2024 (b)	500,000	539,375
CommScope Finance LLC, 8.250%, 3/1/2027 (b)	1,000,000	1,082,500
CommScope Technologies Finance LLC, 6.000%, 6/15/2025 (b)	500,000	509,700
CSC Holdings LLC, 5.500%, 4/15/2027 (b)	500,000	516,315
Frontier Communications Corp., 11.000%, 9/15/2025	250,000	163,125

Gray Television, Inc., 7.000%, 5/15/2027 (b)	750,000	811,641
Lamar Media Corp., 5.750%, 2/1/2026 (b)	250,000	263,458
Radiate Holdco LLC / Radiate Finance, Inc., 6.875%, 2/15/2023 (b)	500,000	502,500
T-Mobile USA, Inc., 4.750%, 2/1/2028	250,000	253,125

		5,525,023

Consumer, Cyclical — 13.27%
American Axle & Manufacturing, Inc., 6.500%, 4/1/2027	1,000,000	1,011,060
Aramark Services, Inc., 5.000%, 2/1/2028 (b)	100,000	102,030
BCD Acquisition, Inc., 9.625%, 9/15/2023 (b)	1,000,000	1,067,500
Boyd Gaming Corp., 6.000%, 8/15/2026	500,000	521,250
Century Communities, Inc., 6.875%, 5/15/2022	1,000,000	1,022,500
Century Communities, Inc., 5.875%, 7/15/2025	500,000	498,750
Gateway Casinos & Entertainment Ltd., 8.250%, 3/1/2024 (b)(e)	250,000	262,500
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 6.125%, 12/1/2024	355,000	373,637
KB Home, 6.875%, 6/15/2027	1,000,000	1,046,250
Lions Gate Capital Holdings LLC, 5.875%, 11/1/2024 (b)	300,000	307,500
Lithia Motors, Inc., 5.250%, 8/1/2025 (b)	250,000	252,813
Panther BF Aggregator 2 LP / Panther Finance Co, Inc., 8.500%, 5/15/2027 (b)	250,000	259,125
Sally Holdings LLC / Sally Capital, Inc., 5.625%, 12/1/2025	500,000	500,000
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/2024	850,000	863,456
Wabash National Corp., 5.500%, 10/1/2025 (b)	500,000	477,500

		8,565,871

Consumer, Non-cyclical — 8.26%
Cimpress NV, 7.000%, 6/15/2026 (b)(e)	200,000	198,520
Darling Ingredients, Inc., 5.250%, 4/15/2027 (b)	100,000	102,000
Encompass Health Corp., 5.750%, 9/15/2025	750,000	773,610
Hologic, Inc., 4.375%, 10/15/2025 (b)	100,000	99,562
JBS USA LUX SA / JBS USA Finance, Inc., 5.750%, 6/15/2025 (b)	250,000	256,563
JBS USA LUX SA / JBS USA Finance, Inc., 6.500%, 4/15/2029 (b)	750,000	796,875
Matthews International Corp., 5.250%, 12/1/2025 (b)	250,000	244,688
MEDNAX, Inc., 6.250%, 1/15/2027 (b)	500,000	511,250
Minerva Luxembourg SA, 6.500%, 9/20/2026 (b)(e)	500,000	496,000
Prime Security Services Borrower LLC / Prime Finance, Inc., 5.750%, 4/15/2026 (b)	250,000	253,175
Select Medical Corp., 6.375%, 6/1/2021	100,000	100,250
ServiceMaster Co. LLC, 7.450%, 8/15/2027	500,000	529,375
Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 4/15/2024 (e)	200,000	203,676
United Rentals North America, Inc., 6.500%, 12/15/2026	500,000	536,250
Vector Group Ltd., 6.125%, 2/1/2025 (b)	250,000	225,625

		5,327,419

Diversified — 0.77%
Arrow Bidco LLC, 9.500%, 3/15/2024 (b)	500,000	496,677

Energy — 13.25%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.750%, 3/1/2027 (b)	250,000	255,625
Antero Resources Corp., 5.625%, 6/1/2023	500,000	507,650
Archrock Partners LP / Archrock Partners Finance Corp., 6.875%, 4/1/2027 (b)	500,000	521,875
Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.500%, 4/15/2021	900,000	873,000
Cheniere Energy Partners LP, 5.250%, 10/1/2025	1,000,000	1,023,750
Enviva Partners LP / Enviva Partners Finance Corp., 8.500%, 11/1/2021	1,000,000	1,043,750
Hilcorp. Energy I LP / Hilcorp. Finance Co., 5.750%, 10/1/2025 (b)	250,000	253,125
PBF Holding Co. LLC / PBF Finance Corp., 7.000%, 11/15/2023 (g)	1,000,000	1,033,750
PBF Logistics LP / PBF Logistics Finance Corp., 6.875%, 5/15/2023	250,000	256,850
Shelf Drilling Holdings Ltd., 8.250%, 2/15/2025 (b)	1,500,000	1,477,500
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.500%, 7/15/2027 (b)	100,000	107,375
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 4/1/2026	250,000	264,220
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 9/1/2027 (b)	250,000	264,375
Warrior Met Coal, Inc., 8.000%, 11/1/2024 (b)	640,000	670,800

		8,553,645

Financial — 6.68%
Credit Acceptance Corp., 7.375%, 3/15/2023	115,000	119,456
Credit Acceptance Corp., 6.625%, 3/15/2026 (b)	500,000	527,500
goeasy Ltd., 7.875%, 11/1/2022 (b)(e)	250,000	263,750
Hunt Cos, Inc., 6.250%, 2/15/2026 (b)	500,000	471,250
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.375%, 4/1/2020 (b)	1,000,000	1,002,625
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.500%, 4/15/2021 (b)	500,000	512,750
MPT Operating Partnership LP / MPT Finance Corp., 5.000%, 10/15/2027	500,000	502,500
Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/2023 (b)	400,000	404,000
Realogy Group LLC / Realogy Co-Issuer Corp., 9.375%, 4/1/2027 (b)	250,000	260,300
Starwood Property Trust, Inc., 3.625%, 2/1/2021	250,000	249,375

		4,313,506

Industrial — 13.04%
American Woodmark Corp., 4.875%, 3/15/2026 (b)	250,000	249,062
ATS Automation Tooling Systems, Inc., 6.500%, 6/15/2023 (b)(e)	353,000	366,237
BMC East LLC, 5.500%, 10/1/2024 (b)	135,000	135,844
Boise Cascade Co., 5.625%, 9/1/2024 (b)	500,000	502,500
Bombardier, Inc., 7.500%, 12/1/2024 (b)(e)	900,000	917,280
Bombardier, Inc., 7.875%, 4/15/2027 (b)(e)	500,000	503,750
Cleaver-Brooks, Inc., 7.875%, 3/1/2023 (b)	100,000	98,000
Cloud Crane LLC, 10.125%, 8/1/2024 (b)	300,000	323,250
Covanta Holding Corp., 5.875%, 7/1/2025	1,000,000	1,028,750
Energizer Holdings, Inc., 7.750%, 1/15/2027 (b)	1,000,000	1,086,250
frontdoor, Inc., 6.750%, 8/15/2026 (b)	520,000	546,650
FXI Holdings, Inc., 7.875%, 11/1/2024 (b)	450,000	425,250
Griffon Corp., 5.250%, 3/1/2022	600,000	602,250
Kratos Defense & Security Solutions, Inc., 6.500%, 11/30/2025 (b)	250,000	265,938
MAI Holdings, Inc., 9.500%, 6/1/2023 (b)(c)	250,000	240,000
Resideo Funding, Inc., 6.125%, 11/1/2026 (b)	488,000	506,300
US Concrete, Inc., 6.375%, 6/1/2024	600,000	619,500

		8,416,811

Technology — 3.12%
CDK Global, Inc., 5.875%, 6/15/2026	750,000	793,125
CDW LLC / CDW Finance Corp., 5.000%, 9/1/2025	250,000	257,500
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.750%, 3/1/2025 (b)	250,000	248,750
Dell International LLC / EMC Corp., 7.125%, 6/15/2024 (b)	575,000	608,323
Qorvo, Inc., 5.500%, 7/15/2026 (b)	100,000	104,500

		2,012,198

Utilities — 3.81%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.500%, 5/20/2025	250,000	257,188
Rockpoint Gas Storage Canada Ltd., 7.000%, 3/31/2023 (b)(e)	500,000	502,500
Talen Energy Supply LLC, 10.500%, 1/15/2026 (b)	625,000	653,125
Vistra Energy Corp., 8.000%, 1/15/2025 (b)	500,000	533,750
Vistra Operations Co. LLC, 5.625%, 2/15/2027 (b)	500,000	515,000

		2,461,563

TOTAL CORPORATE OBLIGATIONS - (Cost — $55,732,623)		56,882,658

	Shares
Short-Term Investments — 4.08%
Money Market Funds — 4.08%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 2.310% (h)	2,632,684	2,632,684

TOTAL SHORT-TERM INVESTMENTS (Cost — $2,632,684)		2,632,684

TOTAL INVESTMENTS — 100.78% (Cost — $64,310,474)		65,043,404
Liabilities in Excess of Other Assets — (0.78%)		(500,223)

NET ASSETS — 100.00%		$64,543,181

(a)	Variable or Floating Rate Security based on a reference index and spread. Rate disclosed is the rate in effect as of April 30, 2019.
(b)

Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. At April 30, 2019, the value of these securities amounted to $41,912,156 or 64.94% of net assets.

(c)	Illiquid security. At April 30, 2019, the value of these securities amounted to $1,271,159 or 1.97% of net assets.
(d)	As of April 30, 2019, the Fund has fair valued these securities. The value of these securities amounted to $59,033 or 0.09% of net assets. Value determined using significant unobservable inputs.
(e)	U.S. dollar denominated foreign security.
(f)	Security issued on a when-issued basis. On April 30, 2019, the total value of investments purchased on a when-issued basis was $1,449,375 or 2.25% of net assets.
(g)	Variable Rate Security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of April 30, 2019.
(h)	Rate disclosed is the seven day yield as of April 30, 2019.

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets and liabilities. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments based on the best information available).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, collateralized loan obligations, collateralized mortgage obligations, corporate obligations and mortgage-backed securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, mortgage-backed and asset-backed obligations may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets (“OTC”) as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, Fair Value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise Fair Value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, which represents fair value. These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a Pricing Service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Over-the-counter financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund’s valuation processes and reports quarterly to the Board. The Valuation and Risk Management Oversight Committee has delegated to the Valuation Committee of Angel Oak Capital Advisors, LLC (the“Adviser”) the day to day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Adviser’s Pricing Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2019:

Assets	Level 1	Level 2	Level 3	Total
Collateralized Loan Obligations	$—	$5,469,029	$—	$5,469,029
Common Stocks	—	—	59,033	59,033
Corporate Obligations	—	56,882,658	—	56,882,658
Short-Term Investments	2,632,684	—	—	2,632,684

Total	2,632,684	62,351,687	59,033	65,043,404

Other Financial Instruments*

See the Schedule of Investments for further disaggregation of investment categories. During the period ended April 30, 2019, the Fund did not recognize any transfers to or from Level 3. See the summary of quantitative information about Level 3 Fair Value Measurements for more information.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 01/31/2019	Discounts/Premiums	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 04/30/2019
Common Stocks	$62,505	$—	$—	$(3,472)	$—	$—	$—	$—	$59,033

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at April 30, 2019, is $(3,472).

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 04/30/2019	Valuation Techniques	Unobservable Input	Range/Weighted Average Unobserable Input*
Common Stocks	$59,033	Broker Quote	Third party	$12.75

*	Table presents information for one security, which is valued at $12.75 as of April 30, 2019.

Angel Oak UltraShort Income Fund

Schedule of Investments

April 30, 2019 (Unaudited)

	Principal
	Amount	Value
Asset-Backed Securities — 43.35%
ACC Trust, Series 2018-1, Class A, 3.700%, 12/21/2020 (a)	$739,619	$741,691
ACC Trust, Series 2019-1, Class A, 3.750%, 5/20/2022 (a)	924,622	929,514
ACC Trust, Series 2018-1, Class C, 6.810%, 2/21/2023 (a)	1,000,000	1,018,701
American Credit Acceptance Receivables Trust, Series 2018-3, Class B, 3.490%, 6/13/2022 (a)	500,000	501,408
American Credit Acceptance Receivables Trust, Series 2017-1, Class D, 3.540%, 3/13/2023 (a)	3,800,000	3,819,585
CIG Auto Receivables Trust, Series 2019-1A, Class A, 3.300%, 8/15/2024 (a)	230,287	230,876
Conn’s Receivables Funding, Series 2017-B, Class B, 4.520%, 4/15/2021 (a)	2,246,842	2,257,404
Conn’s Receivables Funding, Series 2019-A, Class A, 3.400%, 10/16/2023 (a)	2,000,000	2,005,790
CPS Auto Receivables Trust, Series 2018-A, Class B, 2.770%, 4/18/2022 (a)	250,000	249,518
CPS Auto Receivables Trust, Series 2017-D, Class E, 5.300%, 6/17/2024 (a)	500,000	507,988
Credibly Asset Securitization LLC, Series 2018-1A, Class A, 4.800%, 11/15/2023 (a)	100,000	102,207
Credit Acceptance Auto Loan Trust, Series 2018-1A, Class B, 3.600%, 4/15/2027 (a)	2,000,000	2,020,610
DT Auto Owner Trust, Series 2018-2A, Class B, 3.430%, 5/16/2022 (a)	2,000,000	2,008,578
DT Auto Owner Trust, Series 2019-1A, Class A, 3.080%, 9/15/2022 (a)	1,945,524	1,954,127
DT Auto Owner Trust, Series 2016-1A, Class D, 4.660%, 12/15/2022 (a)	780,066	788,328
DT Auto Owner Trust, Series 2017-4A, Class E, 5.150%, 11/15/2024 (a)	3,000,000	3,090,456
Exeter Automobile Receivables Trust, Series 2017-3A, Class C, 3.680%, 7/17/2023 (a)	1,000,000	1,011,826
Finance of America Structured Securities Trust, Series 2018-HB1, Class A, 3.375%, 9/25/2028 (a)	280,484	281,551
First Investors Auto Owner Trust, Series 2016-2A, Class E, 5.750%, 9/15/2023 (a)	1,000,000	1,024,060
First Investors Auto Owner Trust, Series 2017-3A, Class E, 4.920%, 8/15/2024 (a)	500,000	504,251
First Investors Auto Owner Trust, Series 2019-1A, Class F, 6.150%, 7/15/2026 (a)	200,000	200,582
Flagship Credit Auto Trust, Series 2015-2, Class D, 5.980%, 8/15/2022 (a)	300,000	304,931
Flagship Credit Auto Trust, Series 2016-4, Class C, 2.710%, 11/15/2022 (a)(b)	2,000,000	1,998,192
Flagship Credit Auto Trust, Series 2017-1, Class E, 6.460%, 12/15/2023 (a)	1,500,000	1,583,553
Flagship Credit Auto Trust, Series 2017-4, Class D, 3.580%, 1/16/2024 (a)	310,000	312,448
Foursight Capital Automobile Receivables Trust, Series 2017-1, Class B, 3.050%, 12/15/2022 (a)	1,090,000	1,088,808
Foursight Capital Automobile Receivables Trust, Series 2018-1, Class E, 5.560%, 1/16/2024 (a)	400,000	413,876
Foursight Capital Automobile Receivables Trust, Series 2018-1, Class E, 5.500%, 10/15/2024 (a)	250,000	256,576
FREED ABS Trust, Series 2019-1, Class A, 3.420%, 6/18/2026 (a)(c)	2,000,000	2,005,574
Genesis Sales Finance Master Trust, Series 2019-AA, Class A, 4.680%, 8/20/2023 (a)	100,000	101,599
GLS Auto Receivables Issuer Trust, Series 2019-1A, Class A, 3.370%, 1/17/2023 (a)	1,047,295	1,049,528
GLS Auto Receivables Issuer Trust, Series 2019-2A, Class A, 0.000%, 4/17/2023 (a)(c)	500,000	499,993
GLS Auto Receivables Trust, Series 2018-2A, Class A, 3.250%, 4/18/2022 (a)	251,638	252,069
GLS Auto Receivables Trust, Series 2018-3A, Class A, 3.350%, 8/15/2022 (a)	726,471	729,005
Golden Credit Card Trust, Series 2017-4, Class A, 2.993% (1 Month LIBOR USD + 0.520%), 7/15/2024 (a)(d)	1,750,000	1,759,007
Hertz Vehicle Financing II LP, Series 2015-3A, Class A, 2.670%, 9/25/2021 (a)	250,000	248,765
Hertz Vehicle Financing II LP, Series 2017-1A, Class A, 2.960%, 10/25/2021 (a)	355,000	354,312
Hertz Vehicle Financing II LP, Series 2016-4A, Class B, 3.290%, 7/25/2022 (a)	2,000,000	1,996,184
Hertz Vehicle Financing II LP, Series 2019-1A, Class A, 3.710%, 3/25/2023 (a)	850,000	863,714
Hertz Vehicle Financing II LP, Series 2019-1A, Class B, 4.100%, 3/25/2023 (a)	500,000	507,718
Hertz Vehicle Financing II LP, Series 2018-1A, Class A, 3.290%, 2/25/2024 (a)	500,000	501,014
Legacy Mortgage Asset Trust, Series 2019-SL1, Class A, 4.000%, 12/25/2054 (a)	973,604	979,965
Mosaic Solar Loans LLC, Series 2017-2A, Class D, 0.000%, 6/22/2043 (a)(e)	444,245	408,905
Oscar US Funding X LLC, Series 2019-1A, Class A2, 3.100%, 4/11/2022 (a)	2,000,000	2,008,092
Pepper Residential Securities Trust, Series 22A, Class A1U, 3.487% (1 Month LIBOR USD + 1.000%), 6/21/2060 (a)(d)	214,238	214,874
Pepper Residential Securities Trust, Series 23A, Class A1U, 3.430% (1 Month LIBOR USD + 0.950%), 8/18/2060 (a)(d)	458,918	460,109
Popular ABS Mortgage Pass-Through Trust, Series 2005-6, Class A3, 3.797%, 1/25/2036 (b)	87,060	87,585
Pretium Mortgage Credit Partners I LLC, Series 2018-NPL4, Class A1, 4.826%, 9/25/2058 (a)(f)	1,335,480	1,344,102
PRPM LLC, Series 2019-2A, Class A1, 3.967%, 4/25/2024 (a)(f)	2,000,000	2,002,856
RAAC Series Trust, Series 2005-SP3, Class M1, 3.007% (1 Month LIBOR USD + 0.530%), 12/25/2035 (d)	285,982	288,649

RCO V Mortgage LLC, Series 2018-2, Class A1, 4.458%, 10/25/2023 (a)(f)	894,425	895,901
RESIMAC Bastille Trust Series, Series 2018-1NCA, Class A1, 3.327% (1 Month LIBOR USD + 0.850%), 12/5/2059 (a)(d)	740,000	741,894
Skopos Auto Receivables Trust, Series 2015-2A, Class D, 4.000%, 12/16/2024 (a)	1,500,000	1,498,262
Tesla Auto Lease Trust, Series 2018-B, Class B, 4.120%, 10/20/2021 (a)	250,000	253,182
Towd Point Mortgage Trust, Series 2016-2, Class A1A, 2.750%, 8/25/2055 (a)	1,349,290	1,338,063
Trillium Credit Card Trust II, Series 2019-1A, Class A, 2.963% (1 Month LIBOR USD + 0.480%), 1/26/2024 (a)(d)	2,000,000	2,008,638
United Auto Credit Securitization Trust, Series 2017-1, Class E, 5.090%, 3/10/2023 (a)	2,000,000	2,016,206
United Auto Credit Securitization Trust, Series 2018-2, Class C, 3.780%, 5/10/2023 (a)	1,180,000	1,185,004
US Auto Funding LLC, Series 2019-1A, Class A, 3.610%, 4/15/2022 (a)	500,000	501,137
Veros Automobile Receivables Trust, Series 2018-1, Class A, 3.630%, 5/15/2023 (a)	2,452,155	2,461,809
Veros Automobile Receivables Trust, Series 2018-1, Class B, 4.050%, 2/15/2024 (a)	250,000	251,820
Veros Automobile Receivables Trust, Series 2018-1, Class C, 4.650%, 2/15/2024 (a)	2,000,000	2,035,926
Veros Automobile Receivables Trust, Series 2018-1, Class D, 5.740%, 8/15/2025 (a)	500,000	504,982
Westlake Automobile Receivables Trust, Series 2017-2A, Class E, 4.630%, 7/15/2024 (a)	2,000,000	2,040,380
Westlake Automobile Receivables Trust, Series 2018-1A, Class F, 5.600%, 7/15/2024 (a)	500,000	504,293
World Financial Network Credit Card Master Trust, Series 2016-C, Class M, 1.980%, 8/15/2023	352,000	349,462

TOTAL ASSET-BACKED SECURITIES - (Cost — $68,103,829)		68,458,013

Collateralized Loan Obligations — 10.59%
A Voce CLO Ltd., Series 2014-1A, Class A1R, 3.757% (3 Month LIBOR USD + 1.160%), 7/15/2026 (a)(d)	1,654,017	1,654,761
Elevation CLO Ltd., Series 2016-5A, Class X, 3.380% (3 Month LIBOR USD + 0.800%), 10/15/2031 (a)(d)	833,333	833,333
Flatiron CLO Ltd., Series 2013-1A, Class A1R, 3.748% (3 Month LIBOR USD + 1.160%), 1/20/2026 (a)(d)	678,008	678,694
Halcyon Loan Advisors Funding Ltd., Series 2014-3A, Class AR, 3.692% (3 Month LIBOR USD + 1.100%), 10/22/2025 (a)(d)	982,574	982,452
Hull Street CLO Ltd., Series 2014-1A, Class AR, 3.821% (3 Month LIBOR USD + 1.220%), 10/18/2026 (a)(d)	1,115,537	1,115,837
JFIN MM CLO Ltd., Series 2014-1A, Class A, 4.192% (3 Month LIBOR USD + 1.600%), 4/21/2025 (a)(d)	373,435	373,577
Mountain View CLO Ltd., Series 2014-1A, Class ARR, 3.397% (3 Month LIBOR USD + 0.800%), 10/15/2026 (a)(d)	2,390,729	2,380,140
OZLM Funding Ltd., Series 2012-1A, Class X, 3.492% (3 Month LIBOR USD + 0.900%), 7/22/2029 (a)(d)	209,375	209,375
Palmer Square CLO Ltd., Series 2018-3A, Class A1, 3.534% (3 Month LIBOR USD + 0.850%), 8/15/2026 (a)(d)	356,203	355,306
Peaks CLO Ltd., Series 2014-1A, Class X, 3.480% (3 Month LIBOR USD + 0.900%), 7/25/2030 (a)(d)	750,000	750,000
Peaks CLO Ltd., Series 2018-3, Class X, 3.480% (3 Month LIBOR USD + 0.900%), 1/27/2031 (a)(d)	1,250,000	1,250,000
Symphony CLO XIV Ltd., Series 2014-14A, Class A2R, 3.877% (3 Month LIBOR USD + 1.280%), 7/14/2026 (a)(d)	1,772,155	1,773,644
TCW CLO AMR Ltd., Series 2019-1A, Class X, 3.579% (3 Month LIBOR USD + 0.900%), 2/15/2029 (a)(d)	3,000,000	3,000,000
TICP CLO VI Ltd., Series 2016-5A, Class X, 3.288% (3 Month LIBOR USD + 0.700%), 7/17/2031 (a)(d)	1,377,000	1,377,000

TOTAL COLLATERALIZED LOAN OBLIGATIONS - (Cost — $16,740,010)		16,734,119

Collateralized Mortgage Obligations — 39.65%
BBCMS Mortgage Trust, Series 2018-TALL, Class A, 3.195% (1 Month LIBOR USD + 0.722%), 3/15/2037 (a)(d)	1,750,000	1,739,024
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A2, 3.817%, 10/26/2048 (a)(b)(f)	4,000,000	4,034,116
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A3, 3.919%, 10/26/2048 (a)(f)	1,977,641	1,997,997
Citigroup Mortgage Loan Trust, Series 2018-C, Class A1, 4.125%, 3/25/2059 (a)(f)	1,607,407	1,612,006
COLT Mortgage Loan Trust, Series 2017-2, Class A2A, 2.568%, 10/25/2047 (a)(b)	2,789,132	2,784,061
COLT Mortgage Loan Trust, Series 2018-1, Class A2, 2.981%, 2/25/2048 (a)	127,957	127,437
COLT Mortgage Loan Trust, Series 2018-3, Class A1, 3.692%, 10/26/2048 (a)	1,063,143	1,069,105
COLT Mortgage Loan Trust, Series 2019-1, Class A2, 3.909%, 3/25/2049 (a)	956,883	960,760
Connecticut Avenue Securities Trust, Series 2019-R02, Class 1M1, 3.327% (1 Month LIBOR USD + 0.850%), 8/25/2031 (a)(d)	492,975	494,976
CSMC Trust, Series 2018-RPL2, Class A2, 4.209%, 8/25/2062 (a)(b)	500,000	500,661
Deephaven Residential Mortgage Trust, Series 2017-1A, Class A3, 3.485%, 12/26/2046 (a)(b)	79,463	79,215
Deephaven Residential Mortgage Trust, Series 2017-2A, Class B1, 5.269%, 6/25/2047 (a)(b)	1,000,000	1,002,828
Deephaven Residential Mortgage Trust, Series 2017-3A, Class B1, 4.814%, 10/25/2047 (a)(b)	750,000	758,278
Deephaven Residential Mortgage Trust, Series 2018-1A, Class A2, 3.027%, 12/25/2057 (a)(b)	463,859	463,522
Deephaven Residential Mortgage Trust, Series 2018-1A, Class M1, 3.939%, 12/25/2057 (a)(b)	740,000	729,862
Deephaven Residential Mortgage Trust, Series 2018-1A, Class B1, 4.340%, 12/25/2057 (a)(b)	2,000,000	1,976,510
Deephaven Residential Mortgage Trust, Series 2019-1A, Class A2, 3.897%, 1/25/2059 (a)	1,930,840	1,937,005
Deephaven Residential Mortgage Trust, Series 2019-2A, Class A1, 3.558%, 4/25/2059 (a)	2,000,000	2,004,282
Ellington Financial Mortgage Trust, Series 2017-1, Class A1, 2.687%, 10/25/2047 (a)(b)	2,494,332	2,497,180
Ellington Financial Mortgage Trust, Series 2018-1, Class AFLA, 3.227% (1 Month LIBOR USD + 0.750%), 10/25/2058 (a)(d)	819,085	821,165

Galton Funding Mortgage Trust, Series 2017-1, Class A21, 3.500%, 7/25/2056 (a)(b)	533,495	535,848
GS Mortgage Securities Corp. Trust, Series 2018-TWR, Class A, 3.373% (1 Month LIBOR USD + 0.900%), 7/15/2031 (a)(d)	500,000	500,785
GS Mortgage Securities Corp. Trust, Series 2017-STAY, Class A, 3.323% (1 Month LIBOR USD + 0.850%), 7/15/2032 (a)(d)	208,656	208,656
Homeward Opportunities Fund I Trust, Series 2018-1, Class A1, 3.766%, 6/25/2048 (a)	2,012,664	2,032,398
Homeward Opportunities Fund I Trust, Series 2019-1, Class A2, 3.556%, 1/25/2059 (a)	1,000,000	1,007,795
JP Morgan Mortgage Trust, Series 2019-3, Class A11, 3.427% (1 Month LIBOR USD + 0.950%), 9/25/2049 (a)(d)	1,000,000	1,000,000
LSTAR Securities Investment Ltd., Series 2017-8, Class A, 4.152% (1 Month LIBOR USD + 1.650%), 11/1/2022 (a)(d)	1,311,152	1,318,365
Motel 6 Trust, Series 2017-MTL6, Class B, 3.663% (1 Month LIBOR USD + 1.190%), 8/15/2034 (a)(d)	1,770,171	1,772,379
New Residential Mortgage Loan Trust, Series 2019-NQM1, Class A1, 3.675%, 1/25/2049 (a)	473,162	474,712
New Residential Mortgage Loan Trust, Series 2019-NQM2, Class A2, 3.701%, 4/25/2049 (a)	1,000,000	1,010,210
NRPL Trust, Series 2018-2A, Class A1, 4.250%, 7/25/2067 (a)(b)	964,133	962,475
OBX Trust, Series 2018-EXP1, Class 2A1, 3.327% (1 Month LIBOR USD + 0.850%), 4/27/2048 (a)(d)	826,672	825,570
OBX Trust, Series 2019-EXP1, Class 2A1A, 3.440% (1 Month LIBOR USD + 0.950%), 1/27/2059 (a)(d)	5,000,000	5,005,890
Pepper Residential Securities Trust, Series 21A, Class A1U, 3.357% (1 Month LIBOR USD + 0.880%), 1/16/2060 (a)(d)	398,676	399,379
PRPM LLC, Series 2019-1A, Class A1, 4.500%, 1/25/2024 (a)(b)(f)	1,457,488	1,474,417
SG Residential Mortgage Trust, Series 2018-1, Class A3, 3.735%, 4/25/2048 (a)	593,479	594,980
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-9XS, Class A, 2.847% (1 Month LIBOR USD + 0.370%), 7/25/2034 (d)	321,919	319,845
Toorak Mortgage Ltd., Series 2018-1, Class A1, 4.336%, 8/25/2021 (a)(f)	2,000,000	2,006,840
Velocity Commercial Capital Loan Trust, Series 2018-2, Class M1, 4.260%, 10/25/2048 (a)	228,099	229,937
Velocity Commercial Capital Loan Trust, Series 2019-1, Class A, 3.760%, 3/25/2049 (a)	994,278	999,860
Verus Securitization Trust, Series 2017-SG1A, Class A1, 2.690%, 11/25/2047 (a)(b)	4,365,550	4,337,309
Verus Securitization Trust, Series 2017-SG1A, Class A3, 2.825%, 11/25/2047 (a)(b)(f)	2,497,554	2,490,858
Verus Securitization Trust, Series 2017-SG1A, Class B1, 3.615%, 11/25/2047 (a)(b)(f)	740,000	735,644
Verus Securitization Trust, Series 2018-INV1, Class A2, 3.849%, 3/25/2058 (a)	1,509,460	1,501,539
Verus Securitization Trust, Series 2018-INV1, Class B2, 5.648%, 3/25/2058 (a)(b)	235,000	235,667
Verus Securitization Trust, Series 2019-INV1, Class A2, 3.504%, 12/25/2058 (a)	494,849	498,790
Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class A, 3.823% (1 Month LIBOR USD + 1.350%), 6/15/2029 (a)(d)	2,540,000	2,542,380

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS - (Cost — $62,372,241)		62,612,518

Corporate Obligations — 1.45%
Consumer, Non-cyclical — 0.15%
Teva Pharmaceutical Finance IV LLC, 2.250%, 3/18/2020	250,000	246,347

Energy — 0.33%
Enviva Partners LP / Enviva Partners Finance Corp., 8.500%, 11/1/2021	500,000	521,875

Financial — 0.64%
Nationstar Mortgage LLC / Nationstar Capital Corp., 6.500%, 7/1/2021	750,000	752,813
Pacific Continental Corp., 5.875% (3 Month LIBOR USD + 4.715%), 6/30/2026 (d)	250,000	255,301

		1,008,114

Industrial — 0.33%
Arconic, Inc., 6.150%, 8/15/2020	500,000	516,957

TOTAL CORPORATE OBLIGATIONS - (Cost — $2,286,144)		2,293,293

Mortgage Backed Securities - U.S. Government Agency Issues — 0.82%
Federal Home Loan Mortgage Corp., Series KF23, Class A, 2.787% (1 Month LIBOR USD + 0.480%), 9/25/2023 (d)	794,213	795,625
Federal Home Loan Mortgage Corporation, Series 2019-DNA2, Class M1, 3.277% (1 Month LIBOR USD + 0.800%), 3/25/2049 (a)(d)	500,000	501,467

TOTAL MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY ISSUES - (Cost — $1,294,709)		1,297,092

	Shares
Short-Term Investments — 6.01%
Money Market Funds — 6.01%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 2.310% (g)	9,487,756	9,487,756

TOTAL SHORT-TERM INVESTMENTS (Cost — $9,487,756)		9,487,756

TOTAL INVESTMENTS — 101.87% (Cost — $160,284,689)		160,882,791
Liabilities in Excess of Other Assets — (1.87%)		(2,957,963)

NET ASSETS — 100.00%		$157,924,828

(a)

Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. At April 30, 2019, the value of these securities amounted to $147,260,576 or 93.25% of net assets.

(b)	Variable Rate Security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of April 30, 2019.
(c)	Security issued on a when-issued basis. On April 30, 2019, the total value of investments purchased on a when-issued basis was $2,505,567 or 1.59% of net assets.
(d)	Variable or Floating Rate Security based on a reference index and spread. Rate disclosed is the rate in effect as of April 30, 2019.
(e)	Principal Only Security.
(f)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is the rate in effect as of April 30, 2019.
(g)	Rate disclosed is the seven day yield as of April 30, 2019.

Angel Oak UltraShort Income Fund

Schedule of Open Futures Contracts

April 30, 2019 (Unaudited)

	Expiration Month	Number of Long (Short) Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Long Futures Contracts
90 Day Euro$ Future	December 2019	24	$5,853,600	$16,916

				$16,916

Short Futures Contracts
90 Day Euro$ Future	September 2020	(24)	(5,869,800)	(23,484)
2 Year ERIS Aged Standard Swap Future	December 2020	(24)	(2,412,127)	(24,403)
2 Year ERIS Aged Standard Swap Future	March 2021	(61)	(6,140,199)	(34,000)
3 Year ERIS Aged Standard Swap Future	September 2021	(96)	(9,558,317)	(5,349)
3 Year ERIS Aged Standard Swap Future	December 2021	(41)	(4,142,402)	(28,188)
3 Year ERIS Aged Standard Swap Future	June 2022	(53)	(5,405,735)	(23,361)

				$(138,785)

Long/Short Total				$(121,869)

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets and liabilities. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments based on the best information available).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, collateralized loan obligations, collateralized mortgage obligations, corporate obligations and mortgage-backed securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, mortgage-backed and asset-backed obligations may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets (“OTC”) as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, Fair Value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise Fair Value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, which represents fair value. These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a Pricing Service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Over-the-counter financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund’s valuation processes and reports quarterly to the Board. The Valuation and Risk Management Oversight Committee has delegated to the Valuation Committee of Angel Oak Capital Advisors, LLC (the“Adviser”) the day to day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Adviser’s Pricing Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2019:

Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$68,458,013	$—	$68,458,013
Collateralized Loan Obligations	—	16,734,119	—	16,734,119
Collateralized Mortgage Obligations	—	62,612,518	—	62,612,518
Corporate Obligations	—	2,293,293	—	2,293,293
Mortgage-Backed Securities - U.S. Government Agency Issues	—	1,297,092	—	1,297,092
Short-Term Investments	9,487,756	—	—	9,487,756

Total	9,487,756	151,395,035	—	160,882,791

Other Financial Instruments*
Assets
Futures Contracts	$16,916	$—	$—	$16,916
Liabilities
Futures Contracts	$(138,785)	$—	$—	$(138,785)

*	Other financial instruments are derivative instruments, such as futures. Futures are reflected at the unrealized appreciation (depreciation) on the instrument.

See the Schedule of Investments for further disaggregation of investment categories. During the period ended April 30, 2019, the Fund did not recognize any transfers to or from Level 3.

Derivative Instruments and Hedging Activities at April 30, 2019 (Unaudited)

GAAP requires disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.

During the period, the Fund entered into futures to hedge various investments for risk management.

Fair Values of Derivative Instruments in the Fund as of April 30, 2019:

Derivatives	Type of Derivative Risk	Asset Derivatives	Value	Liability Derivatives	Value
Futures Contracts	Interest Rate	Unrealized appreciation on futures contracts	$16,916	Unrealized depreciation on futures contracts	$(138,785)

The average monthly notional value of long and short futures contracts during the period ended April 30, 2019, was $5,848,200 and ($37,322,739), respectively.